Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (2.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,500	1,518
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/23	6,215	7,115
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/25	6,240	7,629
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,185	1,250
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,560	1,703
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	3,365	3,369
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.850%	11/1/22	9,000	9,181
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	430	479
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	250	289
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/25	375	448
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	875	1,075
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	765	790
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,070
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,489
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	63,855	69,804
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,280	8,265
1 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.093%	12/1/23	60,000	60,004
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	40,990	46,520
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	71,865	74,543
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	72,580	77,401
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	3,050	3,517
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,182
Huntsville AL Electric System Revenue	5.000%	12/1/23	250	288
Huntsville AL Electric System Revenue	5.000%	12/1/23	200	231
Huntsville AL Electric System Revenue	5.000%	12/1/24	465	555
Huntsville AL Electric System Revenue	5.000%	12/1/24	350	418

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Huntsville AL Electric System Revenue	4.000%	12/1/25	200	234
	Huntsville AL Electric System Revenue	5.000%	12/1/25	310	381
	Huntsville AL GO	5.000%	5/1/22	1,170	1,277
	Huntsville AL GO	5.000%	5/1/23	2,680	3,034
	Huntsville AL GO	5.000%	5/1/24	2,815	3,298
	Huntsville AL GO	5.000%	11/1/24	1,400	1,613
	Huntsville AL GO	5.000%	11/1/24	1,195	1,376
	Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,031
	Infirmary Health System Special Care Facilities
	Financing Authority Mobile Alabama Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,171
	Infirmary Health System Special Care Facilities
	Financing Authority Mobile Alabama Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,663
	Infirmary Health System Special Care Facilities
	Financing Authority Mobile Alabama Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,022
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,165
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,361
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,712
	Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,281
	Jefferson County AL Revenue	5.000%	9/15/21	2,125	2,265
	Jefferson County AL Revenue	5.000%	9/15/22	625	688
	Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,842
	Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,880
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,378
2	Jefferson County AL Sewer Revenue, 6.600%
	coupon rate effective 10/1/2023	0.000%	10/1/42 (4)	21,060	20,799
2	Jefferson County AL Sewer Revenue, 6.900%
	coupon rate effective 10/1/2023	0.000%	10/1/50	10,000	9,820
	Lower AL Gas District Gas Project Revenue	4.000%	12/1/21	600	631
	Lower AL Gas District Gas Project Revenue	4.000%	12/1/22	850	915
	Lower AL Gas District Gas Project Revenue
	PUT	4.000%	12/1/25	35,000	39,785
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/22	600	646
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/22	1,010	1,087
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/23	950	1,055
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/24	1,355	1,549
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/25	4,150	4,880
	Mobile County AL Board of School
	Commissioners GO	5.000%	3/1/26	3,025	3,653
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/21	1,745	1,810
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/22	1,225	1,303
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/23	2,000	2,179
	Southeast Alabama Gas Supply District
	Revenue	4.000%	6/1/24	2,500	2,764

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	49,000	53,876
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	23,460	25,840
Troy University AL Facilities Revenue	4.000%	11/1/21 (15)	600	630
Troy University AL Facilities Revenue	5.000%	11/1/23 (15)	735	839
Troy University AL Facilities Revenue	5.000%	11/1/25 (15)	1,000	1,207
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,809
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,134
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,489
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/23	200	224
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/24	150	173
Tuscaloosa County AL Board of Education
Special Tax Revenue	5.000%	2/1/27	275	345
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20	425	435
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21	460	489
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22	495	545
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/23	1,000	1,138
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/24	1,100	1,293
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/25	1,260	1,527
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/26	2,000	2,487
University of South Alabama University Facilities
Revenue	5.000%	11/1/20	1,395	1,437
University of South Alabama University Facilities
Revenue	5.000%	11/1/21	845	900
University of South Alabama University Facilities
Revenue	5.000%	10/1/22 (15)	325	357
University of South Alabama University Facilities
Revenue	5.000%	11/1/22	1,080	1,190
University of South Alabama University Facilities
Revenue	5.000%	10/1/23 (15)	500	567
University of South Alabama University Facilities
Revenue	5.000%	10/1/24 (15)	525	614
University of South Alabama University Facilities
Revenue	5.000%	10/1/26 (15)	800	989
				637,215
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,158
Alaska GO	5.000%	8/1/25	1,435	1,608
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	1.100%	2/7/20	20,000	20,000
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/22	1,600	1,730

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/23	1,000	1,117
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/24	1,125	1,295
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/25	1,875	2,219
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Project)	5.000%	4/1/26	4,940	5,990
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,427
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,675
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,755	1,948
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,902
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,489
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	10,733
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,465	11,446
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,810	15,587
Alaska State International Airport Revenue	5.000%	10/1/23	525	599
Alaska State International Airport Revenue	5.000%	10/1/24	1,795	2,115
Anchorage AK GO	5.000%	9/1/21	2,000	2,128
Anchorage AK GO	5.000%	9/1/21	2,605	2,772
Anchorage AK GO	5.000%	9/1/21	1,000	1,064
Anchorage AK GO	5.000%	9/1/22	2,000	2,209
Anchorage AK GO	5.000%	9/1/22	1,675	1,850
Anchorage AK GO	5.000%	9/1/25	5,000	5,903
Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	847
Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	702
Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	694
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,766
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,073
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,678
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,180	4,751
North Slope Borough AK GO	5.000%	6/30/20	625	635
North Slope Borough AK GO	5.000%	6/30/20	300	305
North Slope Borough AK GO	5.000%	6/30/21	625	661
North Slope Borough AK GO	5.000%	6/30/21	645	682
North Slope Borough AK GO	5.000%	6/30/22	950	1,004
				127,762
Arizona (1.6%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	1,045	1,063
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,735

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/21	5,000	5,289
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/21	10,110	10,695
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/21	300	317
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/21	500	529
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/21	1,170	1,238
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/22	3,250	3,569
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/22	3,185	3,498
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/22	455	500
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/22	300	329
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/23	690	785
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/23	500	569
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/23	500	569
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/23	1,045	1,127
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/24	400	471
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/24	400	471
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/24	650	765
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/25	800	940
	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	7/1/25	690	838
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/25	710	861
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/25	1,000	1,143
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/26	765	952
3	Arizona Board of Regents Arizona State
	University System Revenue	5.000%	8/1/27	825	1,051
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/20	1,310	1,327
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/20	585	593
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/21	1,250	1,317
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/21	1,000	1,054
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/22	1,035	1,131

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/22	500	547
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/23	500	565
	Arizona Board of Regents COP (University of
	Arizona)	5.000%	6/1/24	545	637
	Arizona Board Regents Arizona State University
	System Revenue	5.000%	6/1/24	800	939
	Arizona Board Regents Arizona State University
	System Revenue	5.000%	6/1/25	1,140	1,381
	Arizona Board Regents Arizona State University
	System Revenue	5.000%	6/1/26	1,175	1,419
	Arizona Board Regents Arizona State University
	System Revenue	5.000%	6/1/26	1,250	1,556
	Arizona COP	5.000%	9/1/20	4,300	4,402
	Arizona COP	5.000%	9/1/21	6,700	7,132
	Arizona COP	5.000%	10/1/22	4,995	5,530
	Arizona COP	5.000%	10/1/23	19,820	22,726
	Arizona COP	5.000%	10/1/23	6,720	7,705
	Arizona COP	5.000%	10/1/24	20,920	24,785
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/20	4,550	4,550
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/21	1,000	1,039
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/30	3,250	3,484
4	Arizona Health Facilities Authority Revenue
	(Dignity Health) TOB VRDO	1.210%	2/7/20 LOC	23,250	23,250
	Arizona Health Facilities Authority Revenue
	(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,348
	Arizona Health Facilities Authority Revenue
	(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,071
	Arizona Health Facilities Authority Revenue
	(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	835	926
	Arizona Industrial Development Authority
	Education Revenue (Academies of Math &
	Science Project)	4.000%	7/1/29	500	545
	Arizona Industrial Development Authority
	Student Housing Revenue (NCCU Properties
	LLC/NC Central University Project)	5.000%	6/1/25 (15)	400	473
	Arizona Industrial Development Authority
	Student Housing Revenue (NCCU Properties
	LLC/NC Central University Project)	5.000%	6/1/26 (15)	500	606
	Arizona Lottery Revenue	5.000%	7/1/21	3,500	3,702
	Arizona Lottery Revenue	5.000%	7/1/22	2,500	2,744
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,844
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,238
	Arizona Lottery Revenue	5.000%	7/1/25	5,000	6,079
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,566
	Arizona State University Revenue (McAllister
	Academic Village LLC)	5.000%	7/1/20	1,505	1,530

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,790	1,963
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,525	10,077
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	7,885	9,280
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	11,450	13,913
Arizona Transportation Board GAN	5.000%	7/1/24	1,010	1,188
Arizona Transportation Board GAN	5.000%	7/1/25	1,040	1,264
Arizona Transportation Board GAN	5.000%	7/1/26	1,000	1,251
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,380	3,437
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	20,000	21,979
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,150	7,858
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,883
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	15,050	17,705
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	1,975	2,189
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/25	9,200	10,193
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,548
Glendale AZ GO	5.000%	7/1/22 (4)	1,920	2,108
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/20	450	453
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/21	750	774
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/22	750	791
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/23	750	807
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	2,816
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,066
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,404
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,645
Goodyear AZ Public Improvement Corp.
Municipal Facilities Revenue	5.000%	7/1/24	900	1,057
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/23	155	169
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/24	145	161
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/25	200	227
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/26	200	230
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/27	225	262
Maricopa AZ Industrial Development Authority
Revenue (Legacy Traditional School)	4.000%	7/1/29	1,150	1,259

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/21	3,500	3,628
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/22	3,650	3,927
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/23	5,510	6,141
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/24	2,275	2,623
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	10/18/24	9,000	10,611
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT	5.000%	5/15/26	12,000	14,752
1 Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group) PUT, SIFMA
Municipal Swap Index Yield + 0.380%	1.320%	10/18/22	7,300	7,312
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)
PUT	5.000%	9/1/24	15,000	17,444
Maricopa County AZ Unified School District No.
69 (Paradise Valley) GO	5.000%	7/1/24	350	412
Maricopa County AZ Unified School District No.
69 (Paradise Valley) GO	5.000%	7/1/25	475	576
Maricopa County AZ Unified School District No.
97 (Deer Valley) GO	5.000%	7/1/24	7,950	9,353
Mesa AZ Utility System Revenue	5.000%	7/1/24	840	987
Mesa AZ Utility System Revenue	5.000%	7/1/25	785	953
Mesa AZ Utility System Revenue	5.000%	7/1/26	1,300	1,622
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	458
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	354
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	220
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,118
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	1,949
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/23	11,755	13,371
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,405	13,139
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	4,125	4,859
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	4,000	4,707

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/23	100	112
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/24	400	460
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/25	400	472
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.000%	6/15/21	310	318
Pima County AZ Industrial Development
Authority Revenue (American Leadership
Academy Inc.)	4.000%	6/15/22	655	685
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	2,878
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,164
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,350	8,068
Pima County AZ Unified School District No. 1
(Tucson) GO	5.000%	7/1/22 (15)	1,000	1,096
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/23 (15)	300	340
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/24 (15)	350	410
Pima County AZ Unified School District No. 20
(Vail) GO	5.000%	7/1/25 (15)	750	906
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/22	1,000	1,098
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/24	1,635	1,927
Regional Public Transportation Authority Arizona
Excise Tax Revenue	5.000%	7/1/25	1,540	1,875
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	4,937
Tempe AZ Industrial Development Authority
Revenue (Mirabella at ASU Project)	4.000%	10/1/23	10,000	10,087
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	2,894
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/24	350	410
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/25	450	542
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Yavapai
Regional Medical Center)	5.000%	8/1/26	685	843
1 Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.200%	3/2/20	7,500	7,501

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,020
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	794
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,100	1,200
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,126
				499,681
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,300	4,437
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	4,869
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	773
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	24,000	24,188
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	953
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	815	875
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,461
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,855	4,474
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,385	5,753
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	9,500	10,904
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,409
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,194
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,076
Baxter County AR Hospital Revenue	5.000%	9/1/23	1,910	2,110
Baxter County AR Hospital Revenue	5.000%	9/1/26	1,000	1,182
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	20,000	20,215
Rogers AR School District No. 30 GO	5.000%	2/1/21	1,500	1,560
Springdale AR Sales and Use Revenue	5.000%	11/1/24	3,090	3,418
Springdale AR Sales and Use Revenue	5.000%	4/1/25 (15)	3,610	4,200
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	355	409
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	405	483

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	University of Arkansas Revenue (Fayetteville
	Campus)	5.000%	11/1/25	275	338
					98,281
California (5.2%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	508
	Alameda CA Corridor Transportation Authority
	Revenue	0.000%	10/1/20 (2)(ETM)	5,485	5,453
	Alameda CA Corridor Transportation Authority
	Revenue	0.000%	10/1/20 (2)	115	114
	Alameda CA Corridor Transportation Authority
	Revenue	5.000%	10/1/20	1,730	1,778
	Alameda County CA Joint Powers Authority
	Lease Revenue	5.000%	12/1/22	1,540	1,724
	Alameda County CA Joint Powers Authority
	Lease Revenue	5.000%	12/1/23	1,850	2,146
	Antelope Valley-East Kern CA Water Agency
	Revenue	4.000%	6/1/21	1,000	1,044
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,470	3,604
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,598
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22	15,350	15,706
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	25,400	26,370
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	5,075	5,340
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT, 70%
	of 3M USD LIBOR + 0.550%	1.887%	4/1/21	14,885	14,926
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT,
	SIFMA Municipal Swap Index Yield + 0.700%	1.640%	4/1/21	50	50
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT,
	SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/23	4,000	4,066
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) PUT,
	SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/23	28,725	29,196
	Brea CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue
	(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,247
	California County CA Tobacco Securitization
	Agency Revenue	5.000%	6/1/20	1,200	1,213
	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/21	23,000	24,211
5	California Department of Water Resources
	Power Supply Revenue	5.000%	5/1/22	34,000	37,207
1	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) PUT, SIFMA Municipal Swap Index
	Yield + 0.220%	1.160%	12/1/20	15,875	15,883

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	California Department of Water Resources
	Water System Revenue (Central Valley
	Project) PUT, SIFMA Municipal Swap Index
	Yield + 0.370%	1.310%	12/1/22	6,500	6,518
	California GO	5.000%	2/1/20	44,500	44,500
	California GO	5.000%	11/1/20	21,520	22,185
	California GO	5.000%	12/1/20	25,475	26,351
	California GO	5.000%	2/1/21	10,000	10,413
	California GO	5.000%	8/1/21	4,425	4,699
	California GO	5.000%	10/1/21	28,000	29,928
	California GO	5.000%	10/1/21	41,940	44,828
	California GO	5.000%	11/1/21	49,440	53,015
	California GO	5.000%	3/1/25	8,000	9,651
	California GO	4.000%	4/1/25	2,990	3,466
	California GO	5.000%	4/1/25	15,510	18,761
	California GO	5.000%	4/1/25	43,000	52,012
	California GO	5.000%	8/1/25	10,000	12,225
	California GO	5.000%	11/1/25	1,040	1,281
	California GO	5.000%	4/1/26	10,120	12,623
	California GO	5.000%	8/1/26	26,485	33,325
	California GO	5.000%	8/1/26	3,500	4,404
	California GO	5.000%	10/1/26	10,000	12,636
	California GO	3.500%	8/1/27	10,000	11,814
	California GO PUT	4.000%	12/1/21	23,095	24,064
1	California GO PUT, 70% of 1M USD LIBOR +
	0.700%	1.934%	12/1/20	6,750	6,761
1	California GO PUT, 70% of 1M USD LIBOR +
	0.760%	1.994%	12/1/21	5,650	5,685
1	California GO PUT, SIFMA Municipal Swap
	Index Yield + 0.250%	1.190%	5/1/21	2,380	2,381
1	California GO PUT, SIFMA Municipal Swap
	Index Yield + 0.290%	1.230%	12/1/20	29,800	29,803
1	California GO PUT, SIFMA Municipal Swap
	Index Yield + 0.380%	1.320%	12/1/22	45,915	46,046
	California Health Facilities Financing Authority
	Revenue (Adventist Health System/West)
	PUT	3.000%	3/1/24	10,000	10,655
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,533
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,548
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,122
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/22	750	813
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/23	680	765
	California Health Facilities Financing Authority
	Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,189
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	52,785
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	3,000	3,330

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/21	750	803
	California Health Facilities Financing Authority
	Revenue (Providence Health & Services)	5.000%	10/1/22	2,230	2,481
	California Health Facilities Financing Authority
	Revenue (Providence St. Joseph Health
	Obligated Group) PUT	1.250%	10/1/20	6,400	6,416
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,278
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	10,221
	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,661
4	California Health Facilities Financing Authority
	Revenue TOB VRDO	1.160%	2/7/20 LOC	50,000	50,000
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group)	5.000%	11/1/22	1,000	1,116
1	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) PUT, 70% of 1M USD LIBOR +
	0.950%	2.102%	11/1/20	20,425	20,471
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) TOB VRDO	1.140%	2/7/20	6,670	6,670
1	California Infrastructure & Economic
	Development Bank Revenue (California
	Academy of Sciences) PUT, 70% of 1M USD
	LIBOR + 0.380%	1.535%	8/1/21	15,200	15,223
1	California Infrastructure & Economic
	Development Bank Revenue (California
	Academy of Sciences) PUT, 70% of 1M USD
	LIBOR + 0.380%	1.542%	8/1/21	375	376
1	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.447%	4/1/21	6,640	6,647
1	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.707%	4/1/20	9,375	9,377
1	California Infrastructure & Economic
	Development Bank Revenue (J. Paul Getty
	Trust) PUT, 70% of 3M USD LIBOR + 0.370%	1.707%	4/1/20	7,500	7,502
1	California Infrastructure & Economic
	Development Bank Revenue PUT, 70% of 1M
	USD LIBOR + 0.650%	1.802%	2/1/21	25,000	25,058
	California Municipal Finance Authority Revenue
	(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,315	1,409
1	California Municipal Finance Authority Revenue
	(Anaheim Electric Utility Distribution System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.350%	1.290%	12/1/20	2,250	2,251

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/22	135	149
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/23	415	472
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,041
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	500	540
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	835	934
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/24	725	840
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/25	800	952
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/26	615	748
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	3.000%	11/1/20	800	809
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/24	985	1,144
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/27	2,455	3,024
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/21	350	369
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/22	260	284
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/23	600	678
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/24	350	409
1 California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	1.250%	5/1/20	3,500	3,500
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	407
California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	390
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,053
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	7,967
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,737
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,380
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,506
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,813
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,668
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,736
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/21	4,800	5,047
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/25	5,835	7,077

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	5,270
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,179
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,274
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,070
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,062
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	2,495	2,624
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/21	3,500	3,752
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/22	5,885	6,410
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	5,000	5,565
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	6,620	7,480
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	5,000	5,767
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/25	3,055	3,705
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	2,380	2,933
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,014
California State University Systemwide Revenue
PUT	4.000%	11/1/21	28,075	29,140
California State University Systemwide Revenue
PUT	4.000%	11/1/23	4,000	4,412
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/23	500	553
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/24	600	684
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/25	1,025	1,201
California Statewide Communities Development
Authority Multifamily Housing Revenue (Ethel
Arnold Bradley Apartments) PUT	1.250%	6/1/21	2,165	2,171
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Robert Farrell Manor and Western Gardens
Apartments) PUT	1.250%	6/1/21	1,805	1,810
1 California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	4.200%	2/21/20 (14)	11,900	11,900
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	330

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/21	275	291
	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/22	250	274
4	California Statewide Communities Development
	Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	10,405	11,712
	California Statewide Communities Development
	Authority Revenue (Redlands Community
	Hospital)	5.000%	10/1/22	395	433
	California Statewide Communities Development
	Authority Revenue (Redlands Community
	Hospital)	5.000%	10/1/23	1,365	1,544
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/20	1,525	1,568
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/21	2,100	2,250
1	Contra Costa CA Transportation Authority Sales
	Tax Revenue PUT, 70% of 1M USD LIBOR +
	0.250%	1.497%	9/1/21	1,595	1,597
1	Eastern California Municipal Water District
	Water& Wastewater Revenue PUT, 70% of
	1M USD LIBOR + 0.300%	1.547%	10/1/21	2,450	2,452
1	Eastern California Municipal Water District
	Water& Wastewater Revenue PUT, SIFMA
	Municipal Swap Index Yield + 0.250%	1.190%	10/1/21	850	850
	El Camino CA Healthcare District GO	5.000%	8/1/21	1,125	1,198
	El Camino CA Healthcare District GO	5.000%	8/1/22	1,100	1,218
	El Camino CA Healthcare District GO	0.000%	8/1/24 (14)	4,085	3,875
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	4,067
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/22 (4)	450	490
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/23 (4)	800	901
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/24 (4)	675	786
	Glendale CA Redevelopment Agency Successor
	Agency Tax Allocation Revenue (Central
	Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,858
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/20	3,830	3,878
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/21	2,750	2,887
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/22	4,665	5,067
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/23	6,015	6,741
4	Golden State Tobacco Securitization Corp.
	California Revenue TOB VRDO	1.040%	2/7/20 LOC	6,800	6,800
	La Quinta CA Redevelopment Agency Tax
	Allocation Revenue	5.000%	9/1/20	1,045	1,071

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	La Quinta CA Redevelopment Agency Tax
	Allocation Revenue	5.000%	9/1/21	1,250	1,334
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	646
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	323
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	780
	Long Beach CA Finance Authority Natural Gas
	Purchase Revenue	5.250%	11/15/20	1,505	1,553
	Long Beach CA Harbor Revenue	5.000%	12/15/20	23,800	24,661
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,319
	Los Angeles CA Unified School District GO	5.000%	7/1/20	20,940	21,304
	Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	15,011
	Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	17,494
	Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	22,916
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,792
	Los Angeles CA Unified School District GO	5.000%	7/1/23	25,100	28,633
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,500	15,940
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,801
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	5.000%	8/1/20	500	511
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/20	5,495	5,626
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/21 (4)	5,000	5,324
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	763
	Northern California Energy Authority Commodity
	Supply Revenue PUT	4.000%	7/1/24	10,000	11,098
4	Nuveen California AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.010%	2/7/20 LOC	35,500	35,500
	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,143
	Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,938
4	Riverside County CA Public Financing Authority
	Lease Revenue TOB VRDO	0.990%	2/7/20 LOC	1,100	1,100
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.000%	6/1/20	1,770	1,795
	San Diego County CA Regional Airport Authority
	Revenue	5.000%	7/1/24	400	474
	San Diego County CA Regional Transportation
	Commission Revenue	4.000%	4/1/21	15,000	15,581
	San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,465	1,544
	San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,270	1,392
	San Francisco CA City & County
	Redevelopment Financing Authority Tax
	Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,532
	San Francisco CA City & County
	Redevelopment Financing Authority Tax
	Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,129
	San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,065
	San Mateo County CA Joint Powers Financing
	Authority Lease Revenue (Maple Street
	Correctional Center)	5.000%	6/15/20	1,015	1,031

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	San Mateo County CA Joint Powers Financing
	Authority Lease Revenue (Maple Street
	Correctional Center)	5.000%	6/15/21	535	566
	San Pablo CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,061
	San Pablo CA Redevelopment Agency
	Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	575	607
2	Solano County CA Community College District
	GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25	5,045	5,267
	Soledad CA Unified School District Revenue
	BAN	0.000%	8/1/21	2,100	2,063
	South Orange County CA Public Financing
	Authority Special Tax Revenue	5.000%	8/15/20	600	614
1	Southern California Public Power Authority
	Revenue (Canyon Power Project) PUT,
	SIFMA Municipal Swap Index Yield + 0.250%	1.190%	5/1/21	13,675	13,676
	Southern California Public Power Authority
	Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	8,750	8,764
	University of California Revenue	5.000%	5/15/21	2,725	2,875
	University of California Revenue	5.000%	5/15/21	8,280	8,736
	University of California Revenue PUT	1.400%	5/15/21	12,700	12,766
4	University of California Revenue TOB VRDO	1.090%	2/7/20	9,400	9,400
	Washington Township CA Health Care District
	Revenue	5.000%	7/1/21	665	701
	Washington Township CA Health Care District
	Revenue	5.000%	7/1/22	1,325	1,445
	Washington Township CA Health Care District
	Revenue	5.000%	7/1/23	970	1,093
	Washington Township CA Health Care District
	Revenue	5.000%	7/1/24	1,295	1,503
	Washington Township CA Health Care District
	Revenue	5.000%	7/1/25	965	1,149
	Western CA Municipal Water District Revenue
	PUT	1.500%	10/1/20	2,325	2,330
					1,585,916
Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No.
	28J GO	5.000%	12/1/21	1,375	1,478
	Adams & Arapahoe CO Joint School District No.
	28J GO	5.000%	12/1/22	1,165	1,299
	Adams & Arapahoe CO Joint School District No.
	28J GO	5.000%	12/1/23	1,275	1,472
	Adams CO 12 Five Star Schools GO	5.000%	12/15/26	10,000	11,911
	Adams County CO COP	5.000%	12/1/21	1,000	1,075
	Adams County CO COP	5.000%	12/1/22	1,250	1,391
	Aurora CO COP	5.000%	12/1/25	1,550	1,897
	Aurora CO COP	5.000%	12/1/26	2,000	2,514
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	359
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	244
	Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	265	305
	Colorado Building Excellent Schools COP	5.000%	3/15/24	660	767
	Colorado Building Excellent Schools COP	5.000%	3/15/24	700	814
	Colorado Building Excellent Schools COP	5.000%	3/15/25	1,460	1,751
	Colorado Building Excellent Schools COP	5.000%	3/15/25	890	1,068

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Colorado Building Excellent Schools COP	5.000%	3/15/25	725	870
Colorado Building Excellent Schools COP	5.000%	3/15/26	760	937
Colorado Building Excellent Schools COP	5.000%	3/15/27	600	757
Colorado COP	5.000%	12/15/24	3,525	4,202
Colorado COP	5.000%	12/15/25	8,385	10,290
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20 (ETM)	780	785
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	1,850	1,861
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) PUT	5.000%	11/15/23	27,000	30,979
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group) PUT	5.000%	11/19/26	10,000	12,499
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/25	3,000	3,572
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/25	3,000	3,572
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/26	3,035	3,693
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health)	5.000%	8/1/26	2,500	3,042
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	12,500	14,626
Colorado Health Facilities Authority Hospital
Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	11,000	13,166
Colorado Health Facilities Authority Hospital
Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27	1,250	1,253
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/25	1,900	2,305
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/26	2,500	3,103
Colorado Health Facilities Authority Hospital
Revenue (Sanford Health)	5.000%	11/1/27	2,200	2,782
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/23	1,000	1,114
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/24	1,675	1,928
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/25	4,400	5,225
Colorado Health Facilities Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/26	3,000	3,669
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/22	770	833
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/23	850	947
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/24	1,110	1,272
Colorado Health Facilities Authority Hospital
Revenue (Valley View Hospital Association)	5.000%	5/15/25	800	942

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Colorado Health Facilities Authority Hospital
	Revenue (Valley View Hospital Association)
	PUT	2.800%	5/15/23	3,225	3,356
	Colorado Health Facilities Authority Retirement
	Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	20,000	19,056
	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	750	780
	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives)	5.000%	2/1/21 (Prere.)	175	182
1	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) PUT, 68% of 1M
	USD LIBOR + 1.250%	2.461%	11/12/20	5,000	5,009
1	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) PUT, 68% of 1M
	USD LIBOR + 1.250%	2.461%	11/12/20	7,500	7,514
	Colorado Health Facilities Authority Revenue
	(Children's Hospital)	5.000%	12/1/20	1,375	1,421
	Colorado Health Facilities Authority Revenue
	(Children's Hospital)	5.000%	12/1/21	1,735	1,861
	Colorado Health Facilities Authority Revenue
	(Children's Hospital)	5.000%	12/1/22	680	756
	Colorado Health Facilities Authority Revenue
	(Children's Hospital)	5.000%	12/1/22	1,350	1,500
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/21	350	357
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/22	400	416
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/23	300	318
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	5.000%	1/1/23	750	815
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	5.000%	1/1/24	750	834
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/26	505	559
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/27	175	196
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,119
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	4.000%	12/1/26	495	528
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	4.000%	6/1/20 (ETM)	1,025	1,035
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/21 (ETM)	2,000	2,108
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/22 (ETM)	2,300	2,517
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/23 (ETM)	2,000	2,268

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/23 (ETM)	1,225	1,389
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/24 (ETM)	1,000	1,173
	Colorado Health Facilities Authority Revenue
	(The Evangelical Lutheran Good Samaritan
	Society Project)	5.000%	6/1/25 (ETM)	1,245	1,508
	Colorado Housing and Finance Authority
	Multifamily Housing Bounds South Range
	Crossings Project-	1.300%	1/1/21	2,500	2,504
1	Colorado Public Highway Authority Revenue
	PUT, 67% of 1M USD LIBOR + 1.050%	2.155%	9/1/21	3,000	3,023
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23	1,000	1,155
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23	530	612
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23	545	629
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24	420	501
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24	400	477
	Denver CO City & County Airport Revenue	5.000%	11/15/23	19,400	22,353
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,810	2,154
	Denver CO City & County Airport Revenue	5.000%	11/15/25	2,050	2,274
	Denver CO City & County Airport Revenue	5.000%	11/15/26	2,000	2,510
	Denver CO City & County Airport Revenue	5.000%	11/15/27	2,250	2,880
	Denver CO City & County Airport Revenue PUT	5.000%	11/15/22	8,750	9,697
	Denver CO City & County Board of Water
	Commissioners Water Revenue	4.000%	12/15/22	1,085	1,148
	Denver CO City & County COP VRDO	1.180%	2/3/20	2,200	2,200
	Dove Valley CO Metropolitan District GO	4.000%	12/1/22 (15)	225	244
	Dove Valley CO Metropolitan District GO	4.000%	12/1/24 (15)	275	313
	Dove Valley CO Metropolitan District GO	4.000%	12/1/25 (15)	260	302
	Dove Valley CO Metropolitan District GO	4.000%	12/1/26 (15)	300	354
	E-470 Public Highway Authority Colorado
	Revenue	0.000%	9/1/20 (14)	2,030	2,018
	E-470 Public Highway Authority Colorado
	Revenue	5.000%	9/1/20	1,580	1,616
1	E-470 Public Highway Authority Colorado
	Revenue PUT, 67% of 1M USD LIBOR +
	0.420%	1.533%	9/1/21	1,600	1,600
	El Paso County CO CP	5.000%	12/1/24 (4)	450	536
	El Paso County CO CP	5.000%	12/1/25 (4)	650	794
	Garfield, Pitkin, & Eagle County CO School
	District GO	5.000%	12/15/25	3,000	3,226
	Interlocken CO Metropolitan District GO	5.000%	12/1/23 (4)	750	856
	Interlocken CO Metropolitan District GO	5.000%	12/1/24 (4)	875	1,030
	Interlocken CO Metropolitan District GO	5.000%	12/1/25 (4)	1,000	1,210
	Larimer County CO School District No. R-1
	Poudre GO	4.000%	12/15/22	575	625
	Larimer County CO School District No. R-1
	Poudre GO	2.000%	12/15/24	1,265	1,331
	Moffat County CO Pollution Control Revenue
	(Tri-State Generation & Transmission
	Association Inc.) PUT	2.000%	10/3/22	14,350	14,498

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	4.000%	12/1/20	1,055	1,078
	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	5.000%	12/1/22	1,250	1,378
	Regional Transportation District of Colorado
	COP	5.000%	6/1/20 (Prere.)	2,785	2,822
	Regional Transportation District of Colorado
	COP	5.000%	6/1/20 (Prere.)	2,000	2,027
	Regional Transportation District of Colorado
	COP	5.000%	6/1/22	7,490	8,188
3	Regional Transportation District of Colorado
	COP	5.000%	6/1/26	1,000	1,239
3	Regional Transportation District of Colorado
	COP	5.000%	6/1/27	2,000	2,537
4	Regional Transportation District of Colorado
	COP TOB VRDO	0.990%	2/7/20 LOC	8,000	8,000
	Regional Transportation District of Colorado
	Sales Tax Revenue (Denver Transit Partners
	Eagle P3 Project)	5.000%	7/15/21	3,460	3,504
	Regional Transportation District of Colorado
	Sales Tax Revenue (Denver Transit Partners
	Eagle P3 Project)	5.000%	7/15/22	320	324
	Regional Transportation District of Colorado
	Sales Tax Revenue (Denver Transit Partners
	Eagle P3 Project)	5.125%	1/15/23	2,835	2,873
	Regional Transportation District of Colorado
	Sales Tax Revenue (Denver Transit Partners
	Eagle P3 Project)	5.125%	7/15/23	2,420	2,452
	Regional Transportation District of Colorado
	Sales Tax Revenue (Denver Transit Partners
	Eagle P3 Project)	5.250%	7/15/24	180	182
	University of Colorado Enterprise System
	Revenue	5.000%	6/1/21	1,000	1,054
	University of Colorado Enterprise System
	Revenue PUT	2.000%	10/15/24	21,850	22,690
	University of Colorado Hospital Authority
	Revenue PUT	5.000%	3/1/22	20,000	21,238
3	Vauxmont CO Metropolitan District GO	5.000%	12/1/21 (4)	150	156
	Vauxmont CO Metropolitan District GO	5.000%	12/15/22 (4)	105	115
3	Vauxmont CO Metropolitan District GO	5.000%	12/1/23 (4)	195	215
	Vauxmont CO Metropolitan District GO	5.000%	12/15/24 (4)	130	150
3	Vauxmont CO Metropolitan District GO	5.000%	12/1/25 (4)	180	208
3	Vauxmont CO Metropolitan District GO	5.000%	12/1/26 (4)	195	230
3	Vauxmont CO Metropolitan District GO	5.000%	12/1/27 (4)	205	245
	Vauxmont CO Metropolitan District GO	5.000%	12/15/27 (4)	255	299
					386,018
Connecticut (2.3%)
	Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,169
	Bridgeport CT GO	5.000%	8/15/22 (4)(ETM)	3,950	4,355
	Bridgeport CT GO	5.000%	8/15/22 (4)	3,065	3,355
	Bridgeport CT GO	5.000%	8/15/23 (4)(ETM)	360	411
	Bridgeport CT GO	5.000%	8/15/23 (4)	750	848
	Bridgeport CT GO	5.000%	8/15/23 (4)(ETM)	2,035	2,321
	Bridgeport CT GO	5.000%	8/15/23 (4)	5,425	6,132

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Connecticut GO	5.000%	4/15/20	1,000	1,008
	Connecticut GO	5.000%	6/15/20	18,190	18,461
	Connecticut GO	5.000%	12/15/20	5,865	6,072
	Connecticut GO	5.000%	3/15/21	7,110	7,431
	Connecticut GO	5.000%	4/15/21	6,040	6,333
	Connecticut GO	5.000%	11/1/21	530	567
	Connecticut GO	5.000%	11/15/21	7,350	7,878
	Connecticut GO	5.000%	3/15/22	9,620	10,436
	Connecticut GO	5.000%	4/15/22	4,275	4,652
	Connecticut GO	5.000%	5/15/22	1,500	1,578
	Connecticut GO	5.000%	10/15/22	5,120	5,672
	Connecticut GO	5.000%	11/15/22	12,685	14,094
	Connecticut GO	5.000%	4/15/23	3,375	3,668
	Connecticut GO	5.000%	6/15/23	1,080	1,224
	Connecticut GO	5.000%	9/1/23	1,690	1,928
	Connecticut GO	5.000%	9/15/23	1,320	1,508
	Connecticut GO	5.000%	9/15/23	800	882
	Connecticut GO	5.000%	5/15/24	4,685	5,471
	Connecticut GO	5.000%	8/15/24	7,955	9,366
	Connecticut GO	5.000%	9/15/24	1,670	1,972
	Connecticut GO	5.000%	9/15/24	3,895	4,598
	Connecticut GO	5.000%	10/15/24	18,395	21,076
	Connecticut GO	5.000%	2/15/25	2,905	3,476
	Connecticut GO	5.000%	3/15/25	3,215	3,856
	Connecticut GO	5.000%	4/15/25	1,000	1,203
	Connecticut GO	5.000%	4/15/25	7,075	8,508
	Connecticut GO	5.000%	5/15/25	10,000	12,057
	Connecticut GO	5.000%	9/15/25	5,345	6,510
	Connecticut GO	5.000%	10/15/25	2,115	2,583
	Connecticut GO	5.000%	10/15/25	1,775	2,033
	Connecticut GO	5.000%	11/1/25	1,750	1,872
	Connecticut GO	5.000%	2/15/26	3,000	3,687
	Connecticut GO	5.000%	4/15/26	5,000	5,436
	Connecticut GO	4.000%	5/15/26	1,175	1,369
	Connecticut GO	5.000%	5/15/26	3,675	4,545
	Connecticut GO	5.000%	10/15/26	4,140	4,577
	Connecticut GO	5.000%	10/15/26	6,825	7,802
	Connecticut GO	5.000%	11/1/26	3,000	3,206
	Connecticut GO	4.000%	10/15/28	2,000	2,135
1	Connecticut GO, SIFMA Municipal Swap Index
	Yield + 0.650%	1.590%	3/1/20	12,075	12,080
	Connecticut Health & Educational Facilities
	Authority Revenue (Connecticut State
	University System)	5.000%	11/1/21	2,080	2,219
	Connecticut Health & Educational Facilities
	Authority Revenue (Connecticut State
	University System)	5.000%	11/1/22	2,135	2,365
	Connecticut Health & Educational Facilities
	Authority Revenue (Connecticut State
	University System)	5.000%	11/1/23	2,295	2,630
	Connecticut Health & Educational Facilities
	Authority Revenue (Connecticut State
	University System)	5.000%	11/1/25	1,290	1,575

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/26	1,465	1,836
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/24	1,000	1,168
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	1/1/25	11,000	13,036
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	1,000	1,232
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	1/1/27	9,000	11,163
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/27	1,000	1,261
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/21	2,290	2,417
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/22	2,925	3,190
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/23	1,800	2,026
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/24	2,200	2,550
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/25	5,000	5,953
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	975	1,031
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,300	1,418
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	2,010	2,267
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/20	950	965
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/21	775	818
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/22	810	887
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/23	1,550	1,750
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/24	250	291
Connecticut Health & Educational Facilities
Authority Revenue (Sacred Heart University
Inc.)	5.000%	7/1/25	500	598
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,549
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/22	765	828
Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/23	1,000	1,113

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Connecticut Health & Educational Facilities
Authority Revenue (University of New Haven)	5.000%	7/1/25	1,145	1,341
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	23,640	23,837
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.800%	2/9/21	16,875	17,016
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	13,500	13,708
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	5,050	5,152
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	730	745
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	2/8/22	1,250	1,275
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	14,805	14,967
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	15,195	15,361
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	28,250	30,975
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	15,000	16,763
3 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.100%	2/7/23	25,935	26,009
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	28,825	30,373
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.800%	7/1/24	13,750	14,124
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,145	1,191
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	3,805	3,991
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	1,940	2,007
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	6,680	6,990
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	7,045	7,440
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/47	8,240	8,865
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	5/15/49	5,650	6,380
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.500%	11/15/20	1,155	1,155
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	2.600%	11/15/21	15,260	15,281
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	1.625%	11/15/22	1,500	1,505
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.940%	2/7/20	16,520	16,520
Connecticut Special Tax Revenue	5.000%	10/1/20	1,310	1,345

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Connecticut Special Tax Revenue	5.000%	10/1/23	3,375	3,861
Connecticut Special Tax Revenue	5.000%	10/1/25	7,500	9,106
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	6,585	6,760
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	12,056
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	3,140	3,699
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/24	10,320	11,071
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	2,010	2,241
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	4,025	4,734
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/25	1,595	1,824
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	204
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	410	451
Hartford County CT Metropolitan District GO	5.000%	7/15/23	525	597
Hartford County CT Metropolitan District GO	5.000%	7/15/25	900	1,089
Hartford County CT Metropolitan District GO	5.000%	7/15/25	3,000	3,630
Hartford County CT Metropolitan District GO	5.000%	7/15/26	2,000	2,488
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,052
New Haven CT GO	5.000%	8/15/20 (4)(ETM)	1,500	1,533
New Haven CT GO	5.000%	8/15/21 (4)(ETM)	1,575	1,675
University of Connecticut GO	5.000%	2/15/22	10,250	11,070
University of Connecticut GO	5.000%	2/15/22	2,940	3,175
University of Connecticut GO	5.000%	2/15/24	1,240	1,290
University of Connecticut Revenue	5.000%	11/1/25	1,000	1,218
University of Connecticut Revenue	5.000%	11/1/25	1,825	2,223
				696,900
Delaware (0.3%)
Delaware GO	5.000%	7/1/21 (ETM)	1,045	1,104
Delaware GO	5.000%	7/1/21	14,465	15,310
Delaware GO	3.000%	8/1/26	2,265	2,425
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/24	400	458
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/25	700	822
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/26	800	960
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	259
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,315	2,400
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	345	371
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,229

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Delaware Transportation Authority
	Transportation System Revenue	5.000%	7/1/21	550	582
	Delaware Transportation Authority
	Transportation System Revenue	5.000%	7/1/22	2,585	2,841
	Delaware Transportation Authority
	Transportation System Revenue	5.000%	7/1/23	3,425	3,901
	New Castle County DE GO	5.000%	10/1/21	7,575	8,096
	University of Delaware Revenue	5.000%	11/1/20	725	747
	University of Delaware Revenue	5.000%	11/1/21	800	857
	University of Delaware Revenue	5.000%	11/1/22	1,105	1,230
	University of Delaware Revenue	5.000%	11/1/23	1,070	1,233
	University of Delaware Revenue	5.000%	11/1/24	1,115	1,328
	University of Delaware Revenue	5.000%	11/1/25	2,585	3,175
	University of Delaware Revenue VRDO	1.210%	2/3/20	40,000	40,000
					91,328
District of Columbia (0.2%)
	District of Columbia GO	5.000%	6/1/22	1,830	2,005
	District of Columbia Hospital Revenue
	(Children's Hospital Obligated Group)	5.000%	7/15/20	1,010	1,028
	District of Columbia Hospital Revenue
	(Children's Hospital Obligated Group)	5.000%	7/15/22	1,725	1,894
	District of Columbia Hospital Revenue
	(Children's Hospital Obligated Group)	5.000%	7/15/23	1,390	1,579
4	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (The Yards
	Parcel Project) TOB VRDO	1.020%	2/7/20 LOC	5,225	5,225
	District of Columbia Revenue (District of
	Columbia International School)	5.000%	7/1/20	135	137
	District of Columbia Revenue (District of
	Columbia International School)	5.000%	7/1/25	225	266
	District of Columbia Revenue (District of
	Columbia International School)	5.000%	7/1/26	600	723
	District of Columbia Revenue (Federal Highway
	Grant Anticipation)	5.250%	12/1/22	5,345	5,533
	District of Columbia Revenue (Georgetown
	University)	5.000%	4/1/21 (ETM)	930	974
	District of Columbia Revenue (Georgetown
	University)	5.000%	4/1/22 (ETM)	1,420	1,543
	District of Columbia Revenue (Georgetown
	University)	5.000%	4/1/23 (ETM)	2,300	2,589
	District of Columbia Revenue (Georgetown
	University)	5.000%	4/1/24 (ETM)	1,130	1,316
	District of Columbia Revenue (National Public
	Radio, Inc.)	5.000%	4/1/21	1,100	1,152
	District of Columbia Revenue (National Public
	Radio, Inc.)	5.000%	4/1/22	1,885	2,041
	District of Columbia Revenue (National Public
	Radio, Inc.)	5.000%	4/1/23	2,015	2,255
	District of Columbia Water & Sewer Authority
	Public Utility Revenue PUT	1.750%	10/1/24	3,600	3,699
3	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue	5.000%	10/1/21	625	656
3	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue	5.000%	10/1/22	3,450	3,747

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

3	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue	5.000%	10/1/23	815	917
3	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue	5.000%	10/1/24	1,395	1,619
3	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue	5.000%	10/1/25	1,030	1,231
	Washington DC Convention & Sports Authority
	Revenue	5.000%	10/1/20	2,600	2,670
	Washington DC Convention & Sports Authority
	Revenue	5.000%	10/1/21	2,575	2,749
	Washington DC Convention & Sports Authority
	Revenue	5.000%	10/1/22	3,500	3,868
					51,416
Florida (3.7%)
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	5.000%	12/1/21	335	359
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	5.000%	12/1/22	350	388
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	4.000%	12/1/23	1,000	1,106
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	5.000%	12/1/24	1,210	1,426
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	5.000%	12/1/25	1,500	1,816
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project)	5.000%	12/1/26	2,175	2,693
	Alachua County FL Health Facilities Authority
	Revenue (Shands Teaching Hospital &
	Clinics, Inc. Project) PUT	5.000%	12/1/26	8,000	9,709
	Atlantic Beach FL Health Care Facilities
	Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,928
	Brevard County FL Health Facilities Authority
	Revenue (Health First Inc. Project)	5.000%	4/1/20	500	503
	Brevard County FL Health Facilities Authority
	Revenue (Health First Inc. Project)	5.000%	4/1/21	1,050	1,097
	Brevard County FL Health Facilities Authority
	Revenue (Health First Inc. Project)	5.000%	4/1/22	1,050	1,137
	Brevard County FL Health Facilities Authority
	Revenue (Health First Inc. Project)	5.000%	4/1/31	2,000	2,215
	Broward County FL Airport System Revenue	5.000%	10/1/20	1,265	1,300
	Broward County FL Airport System Revenue	5.000%	10/1/21	760	812
	Broward County FL School Board COP	5.000%	7/1/23	450	511
	Broward County FL School Board COP	5.000%	7/1/23	5,535	6,282
	Broward County FL School Board COP	5.000%	7/1/24	400	469
	Broward County FL School Board COP	5.000%	7/1/24	6,765	7,940
	Broward County FL School Board COP	5.000%	7/1/25	400	484
	Broward County FL School Board COP	5.000%	7/1/25	12,730	15,401
	Broward County FL School Board COP	5.000%	7/1/26	475	589

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Cape Coral FL Utility Improvement Special
	Assessment Revenue	2.125%	9/1/22 (4)	1,165	1,183
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	2.250%	9/1/23 (4)	1,035	1,062
	Cape Coral FL Utility Improvement Special
	Assessment Revenue	2.500%	9/1/24 (4)	1,410	1,472
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23	855	977
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24	1,120	1,324
	Capital Trust Agency Florida Educational
	Facilities Revenue (Advantage Academy of
	Hillsborough Projects)	4.000%	12/15/24	435	461
4	Central Florida Expressway Authority Revenue
	TOB VRDO	1.040%	2/7/20	9,495	9,495
	Citizens Property Insurance Corp. Florida
	Revenue (Coastal Account)	5.000%	6/1/22	30,260	32,461
	Citizens Property Insurance Corp. Florida
	Revenue (Coastal Account)	5.000%	6/1/25	5,000	5,946
	Citizens Property Insurance Corp. Florida
	Revenue (Personal Lines
	Account/Commercial Lines Account)	5.000%	6/1/22	5,490	6,004
	Duval County FL School Board COP	5.000%	7/1/20	750	762
	Duval County FL School Board COP	5.000%	7/1/21	1,020	1,078
	Duval County FL School Board COP	5.000%	7/1/22	1,030	1,124
	Escambia County FL School Board Sales Tax
	Revenue	5.000%	9/1/21	240	255
	Escambia County FL School Board Sales Tax
	Revenue	5.000%	9/1/22	325	358
	Escambia County FL School Board Sales Tax
	Revenue	5.000%	9/1/23	275	313
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/22	200	219
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/23	100	113
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/24	375	438
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/25	415	499
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/26	410	505
	Florida Atlantic University Finance Corp. Capital
	Improvement Revenue	5.000%	7/1/27	360	452
	Florida Board of Education Lottery Revenue	4.000%	7/1/25	5,045	5,413
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/22	6,000	6,574
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/22	1,200	1,216
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/24	5,750	6,746
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/24	9,210	9,716
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/25	10,000	10,546
	Florida Board of Education Public Education
	Capital Outlay GO	4.000%	6/1/26	4,080	4,380

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Florida Board of Education Public Education
	Capital Outlay GO	4.750%	6/1/28	1,210	1,237
	Florida Board of Education Public Education
	Revenue	5.000%	6/1/23	1,500	1,701
	Florida Board of Governors University System
	Improvement Revenue	5.000%	7/1/21	1,040	1,100
	Florida Board of Governors University System
	Improvement Revenue	5.000%	7/1/22	2,080	2,282
	Florida Department of Environmental Protection
	& Preservation Revenue	5.000%	7/1/25	4,849	5,709
	Florida Department of Management Services
	COP	5.000%	11/1/25	24,910	30,505
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/20	1,240	1,260
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/21	3,025	3,194
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/23	1,535	1,740
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/25	1,775	2,141
	Florida Department of Transportation (Sunshine
	Skyway Bridge) Revenue	5.000%	7/1/26	3,860	4,765
	Florida Department of Transportation GO	5.000%	7/1/25	1,000	1,058
4	Florida Development Finance Corp. Healthcare
	Facilities Revenue (Shands Jacksonville
	Medical Center Obligated Group) TOB VRDO	0.990%	2/7/20 LOC	20,275	20,275
	Florida Governmental Utility Authority Revenue	4.000%	10/1/21 (4)	375	394
	Florida Governmental Utility Authority Revenue	5.000%	10/1/22 (4)	575	635
	Florida Governmental Utility Authority Revenue	5.000%	10/1/23 (4)	300	343
	Florida Governmental Utility Authority Revenue	5.000%	10/1/24 (4)	700	830
	Florida Governmental Utility Authority Revenue	5.000%	10/1/24 (4)	1,160	1,364
	Florida Governmental Utility Authority Revenue	5.000%	10/1/25 (4)	775	945
	Florida Governmental Utility Authority Revenue	5.000%	10/1/25 (4)	750	911
	Florida Governmental Utility Authority Revenue	5.000%	10/1/26 (4)	1,000	1,249
	Florida Governmental Utility Authority Revenue	5.000%	10/1/26 (4)	750	930
	Florida Gulf Coast University Financing Corp.
	Capital Improvement Revenue	5.000%	2/1/24	500	574
	Florida Gulf Coast University Financing Corp.
	Capital Improvement Revenue	5.000%	2/1/27	500	618
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/21	225	238
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/23	310	348
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/25	475	560
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/26	750	899
	Florida Higher Educational Facilities Financing
	Authority Revenue (Florida Institute of
	Technology)	5.000%	10/1/27	650	791

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/27	7,000	7,532
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	4.000%	3/1/21	150	155
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	4.000%	3/1/22	115	122
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/23	185	206
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/24	115	132
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/25	250	295
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/26	275	332
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/26	1,415	1,648
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/27	1,485	1,755
Florida Higher Educational Facilities Financing
Authority Revenue (St. Leo University Project)	5.000%	3/1/28	1,555	1,863
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	513
Florida Municipal Power Agency Revenue	5.000%	10/1/21	1,015	1,083
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,265	7,754
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,600	1,770
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,520	9,426
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,309
Florida Municipal Power Agency Revenue	5.000%	10/1/25	4,160	5,058
Florida Municipal Power Agency Revenue	5.000%	10/1/26	5,700	7,098
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,195	4,441
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	9,443
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,220	3,538
Florida Turnpike Authority Revenue	3.150%	7/1/27	10,760	11,888
Gainesville FL Utilities System Revenue	5.000%	10/1/23	2,680	3,077
Gainesville FL Utilities System Revenue	5.000%	10/1/24	3,035	3,600
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/22	575	638
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/24	940	1,115
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	1,530	1,549
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	2,390	2,503
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	367
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,125	1,221
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	868
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,115	1,286
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,895	2,246

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/26	2,685	3,176
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,855	9,479
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/25	2,270	2,771
Hillsborough County FL School Board COP	5.000%	7/1/22	9,700	10,628
Hillsborough County FL School Board COP	5.000%	7/1/22	815	893
Hillsborough County FL School Board COP	5.000%	7/1/23	8,600	9,758
Hillsborough County FL School Board COP	5.000%	7/1/23	890	1,010
Hillsborough County FL School Board COP	5.000%	7/1/24	975	1,144
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,430	2,495
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,835	1,957
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,720	1,903
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,575
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,347
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,086
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	2,950	3,023
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,655	1,696
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	515	581
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	1,710	1,928
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	2,280	2,570
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24 (ETM)	4,000	4,746
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25 (ETM)	27,220	33,312
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	1,500	1,504
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/22 (ETM)	1,485	1,645
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	500	572
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/23	1,500	1,708
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/24	2,750	3,232
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/25	4,130	5,002
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/25	2,500	3,040
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.970%	2/7/20 LOC	19,235	19,235

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1,4 Jacksonville FL Electric System Revenue TOB,
SIFMA Municipal Swap Index Yield + 0.300%	1.240%	10/1/40	46,680	46,680
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	5.000%	8/15/23	1,690	1,925
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	12,480	12,480
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)
VRDO	0.950%	2/7/20	14,250	14,250
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/20	810	833
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/21	735	783
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/22	770	850
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/23	1,645	1,877
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/24	1,750	2,060
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/25	1,665	2,017
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/27	1,545	1,954
Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,250	1,380
Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,932
Jacksonville FL Sales Tax Revenue	5.000%	10/1/26 (4)	1,000	1,106
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,867
Jacksonville FL Special Revenue	5.000%	10/1/21	760	811
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,838
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,168
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,718
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,818
Jacksonville FL Special Revenue	5.000%	10/1/24	2,320	2,735
Jacksonville FL Special Revenue	5.000%	10/1/24	3,010	3,208
Jacksonville FL Special Revenue	5.000%	10/1/25	2,935	3,127
Jacksonville FL Special Revenue	5.000%	10/1/26	1,120	1,381
Jacksonville FL Special Revenue	5.000%	10/1/26	1,990	2,454
Jacksonville FL Special Revenue	5.000%	10/1/26	8,240	10,161
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,267
Key West FL Utility Board Electricity Revenue	5.000%	10/1/20	300	308
Key West FL Utility Board Electricity Revenue	5.000%	10/1/22	200	222
Key West FL Utility Board Electricity Revenue	5.000%	10/1/24	300	356
Key West FL Utility Board Electricity Revenue	5.000%	10/1/25	380	461
Key West FL Utility Board Electricity Revenue	5.000%	10/1/26	570	708
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,040	5,579
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/21	365	389
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/22	500	551
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/23	1,250	1,421
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	1,945	2,340

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Lee County FL School Board COP	5.000%	8/1/20	2,540	2,591
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,127
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/25	3,250	3,875
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/26	1,025	1,254
Lee Memorial Health System Florida Hospital
Revenue PUT	5.000%	4/1/26	21,000	25,114
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,050	1,122
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,666
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20 (ETM)	875	902
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21 (ETM)	2,720	2,910
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22 (ETM)	1,575	1,745
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23 (ETM)	500	573
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	412
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/25	150	161
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/26	500	582
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/24	1,250	1,444
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,197
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,105
Miami Beach FL Resort Tax Revenue	5.000%	9/1/24	1,705	2,015
Miami Beach FL Stormwater Revenue	5.000%	9/1/22	1,035	1,142
Miami Beach FL Stormwater Revenue	5.000%	9/1/23	1,000	1,143
Miami Beach FL Stormwater Revenue	5.000%	9/1/24	1,420	1,678
Miami Beach FL Stormwater Revenue	5.000%	9/1/25	1,690	2,059
Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20	400	407
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21	350	372
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	305	337
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	375	429
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24	350	414
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	790	963
Miami FL Packaging System Revenue	5.000%	10/1/22	895	987
Miami FL Packaging System Revenue	5.000%	10/1/23	935	1,065
Miami FL Packaging System Revenue	5.000%	10/1/24	885	1,040
Miami FL Packaging System Revenue	5.000%	10/1/25	2,065	2,483
Miami FL Packaging System Revenue	5.000%	10/1/26	2,170	2,666
Miami FL Packaging System Revenue	5.000%	10/1/27 (15)	1,275	1,605
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/21 (4)	1,060	1,098
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/22 (4)	1,115	1,200
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/24 (4)	2,460	2,835
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/25 (4)	2,590	3,062

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/26 (4)	1,360	1,641
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/21 (4)	1,445	1,485
4 Miami-Dade County FL Educational Finance
Authority Revenue TOB VRDO	1.090%	2/7/20	15,690	15,690
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,524
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	3,595	3,653
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,055
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	3,290	3,471
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	1,265	1,379
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	1,170	1,317
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	425	494
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	3,400	3,720
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,425	3,746
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	1,105	1,285
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,115	3,615
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,000	1,091
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,262
Miami-Dade County FL GO	5.000%	7/1/24	3,200	3,762
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,212
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,378
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,435	1,569
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,128
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/24	1,920	2,166
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	851
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,016
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/25	1,015	1,078

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Miami-Dade County FL Public Facilities
	Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,235
	Miami-Dade County FL Public Facilities
	Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,566
	Miami-Dade County FL Public Facilities
	Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,546
	Miami-Dade County FL School Board COP	5.000%	2/1/23	11,735	13,103
	Miami-Dade County FL School Board COP	5.000%	2/1/25	635	754
	Miami-Dade County FL School Board COP	5.000%	2/1/26	4,000	4,875
	Miami-Dade County FL Seaport Revenue	5.000%	10/1/20	1,250	1,283
	Miami-Dade County FL Seaport Revenue	5.000%	10/1/23	435	490
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	4/1/23	9,340	10,525
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	4/1/26	3,660	4,528
	Miami-Dade County FL Transit Sales Surtax
	Revenue	5.000%	7/1/25	1,000	1,094
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	3,880	4,763
4	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.970%	2/7/20	10,000	10,000
	Monroe County FL School District Sales Tax
	Revenue	5.000%	10/1/21 (4)	500	533
	Monroe County FL School District Sales Tax
	Revenue	5.000%	10/1/22 (4)	485	535
	Monroe County FL School District Sales Tax
	Revenue	5.000%	10/1/23 (4)	625	714
	North Brevard County FL Hospital District
	Revenue	5.000%	1/1/21	1,535	1,584
	North Brevard County FL Hospital District
	Revenue	5.000%	1/1/23	2,115	2,325
	North Brevard County FL Hospital District
	Revenue	5.000%	1/1/24	2,015	2,282
	Okeechobee County FL Solid Waste Disposal
	Revenue (Waste Management
	Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21	1,100	1,108
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/20	5,000	5,133
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/21	4,000	4,267
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/22	7,000	7,725
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23	9,860	11,244
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/24	6,000	7,058
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/20	2,525	2,593
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/25	4,575	5,594
	Orlando & Orange County FL Expressway
	Authority Revenue	5.000%	7/1/25 (4)	1,210	1,369
	Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,658
	Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,153
	Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,545	1,774

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,252
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22 (4)	1,500	1,662
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23 (4)	1,260	1,445
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24 (4)	1,010	1,197
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25 (4)	1,630	1,992
	Orlando FL Utility Commission Utility System
	Revenue PUT	5.000%	10/1/20	12,175	12,502
	Osceola County FL Transportation Revenue	5.000%	10/1/21	150	159
	Osceola County FL Transportation Revenue	5.000%	10/1/22	165	181
	Osceola County FL Transportation Revenue	5.000%	10/1/23	200	227
	Osceola County FL Transportation Revenue	5.000%	10/1/24	170	198
	Osceola County FL Transportation Revenue	0.000%	10/1/25	200	181
	Osceola County FL Transportation Revenue	5.000%	10/1/25	135	161
	Osceola County FL Transportation Revenue	0.000%	10/1/26	340	299
	Osceola County FL Transportation Revenue	5.000%	10/1/26	500	611
	Osceola County FL Transportation Revenue	0.000%	10/1/27	500	427
	Osceola County FL Transportation Revenue	5.000%	10/1/27	600	748
	Palm Bay FL GO	5.000%	7/1/21 (4)	830	878
	Palm Bay FL GO	5.000%	7/1/22 (4)	870	954
	Palm Bay FL GO	5.000%	7/1/23 (4)	915	1,039
	Palm Bay FL GO	5.000%	7/1/24 (4)	1,920	2,250
	Palm Bay FL GO	5.000%	7/1/25 (4)	2,015	2,431
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (Baptist Health
	South Florida Obligated Group)	5.000%	8/15/23	500	569
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (Baptist Health
	South Florida Obligated Group)	5.000%	8/15/25	350	425
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (Baptist Health
	South Florida Obligated Group)	5.000%	8/15/26	455	567
4	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (Baptist Health
	South Florida Obligated Group) TOB VRDO	1.040%	2/7/20	2,590	2,590
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	5.000%	12/1/20 (ETM)	900	930
	Palm Beach County FL Health Facilities
	Authority Hospital Revenue (BRRH Corp.
	Obligated Group)	5.000%	12/1/21 (ETM)	1,165	1,249
	Palm Beach County FL Health Facilities
	Authority Retirement Communities Revenue
	(ACTS Retirement - Life Communities Inc.
	Obligated Group)	5.000%	11/15/22	1,000	1,082
	Palm Beach County FL Health Facilities
	Authority Revenue (Jupiter Medical Center
	Inc. Project)	5.000%	11/1/20	1,500	1,540
	Palm Beach County FL Health Facilities
	Authority Revenue (Jupiter Medical Center
	Inc. Project)	5.000%	11/1/21	1,330	1,414
	Palm Beach County FL Public Improvement
	Revenue	5.000%	6/1/25	1,000	1,094
	Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	1,957
	Palm Beach County FL School Board COP	5.000%	8/1/21	1,705	1,809

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Palm Beach County FL School Board COP	5.000%	8/1/22	2,000	2,201
	Palm Beach County FL School Board COP	5.000%	8/1/22	750	825
	Palm Beach County FL School Board COP	5.000%	8/1/23	2,025	2,309
	Palm Beach County FL School Board COP	5.000%	8/1/23	1,885	2,149
	Palm Beach County FL School Board COP	5.000%	8/1/23	1,500	1,710
	Palm Beach County FL School Board COP	5.000%	8/1/24	13,680	16,119
	Palm Beach County FL School Board COP	5.000%	8/1/24	1,600	1,885
	Palm Beach County FL School Board COP	5.000%	8/1/25	2,000	2,433
	Palm Beach County FL Solid Waste Authority
	Revenue	5.000%	10/1/25	1,620	1,951
	Palm Beach County FL Solid Waste Authority
	Revenue	5.000%	10/1/26	1,020	1,230
	Pasco County FL School Board COP	5.000%	8/1/23 (15)	145	165
	Pasco County FL School Board COP	5.000%	8/1/24 (15)	200	235
	Pasco County FL School Board COP	5.000%	8/1/25 (15)	250	302
	Pasco County FL School Board COP	5.000%	8/1/25	1,875	2,249
3	Polk County FL School Board COP	5.000%	1/1/24	1,000	1,152
3	Polk County FL School Board COP	5.000%	1/1/25	2,500	2,974
3	Polk County FL School Board COP	5.000%	1/1/26	2,500	3,066
3	Polk County FL School Board COP	5.000%	1/1/27	2,750	3,457
	Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	1,002
	Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	1,006
	Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,277
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,289
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,616
	Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	251
	Port St. Lucie FL Utility Revenue	5.000%	9/1/22	925	1,017
	Port St. Lucie FL Utility Revenue	5.000%	9/1/23	580	660
	Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,013
	Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,013
	Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	769
	Reedy Creek FL Improvement District GO	5.000%	6/1/22	1,695	1,855
	Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,250	1,416
	Reedy Creek FL Improvement District GO	5.000%	6/1/23	3,490	3,953
	Reedy Creek FL Improvement District GO	5.000%	6/1/24	2,530	2,961
	Sarasota County FL Health Facilities Authority
	Revenue (Village of Isle Project)	5.000%	1/1/21	1,760	1,808
	Sarasota County FL Health Facilities Authority
	Revenue (Village of Isle Project)	5.000%	1/1/22	1,125	1,187
	Sarasota County FL Health Facilities Authority
	Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	2,017
	Sarasota County FL Health Facilities Authority
	Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,247
	Sarasota County FL Infrastructure Sales Surtax
	Revenue	5.000%	10/1/21	1,530	1,635
	South Florida Water Management District COP	5.000%	10/1/21	1,765	1,884
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,325
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,530
4	South Miami FL Health Facilities Authority
	(Baptist Health South Florida Obligated
	Group) TOB VRDO	1.040%	2/7/20	16,625	16,625
	South Miami FL Health Facilities Authority
	Revenue (Baptist Health South Florida
	Obligated Group)	5.000%	8/15/20	1,125	1,149

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	South Miami FL Health Facilities Authority
	Revenue (Baptist Health South Florida
	Obligated Group)	5.000%	8/15/21	1,250	1,326
	South Miami FL Health Facilities Authority
	Revenue (Baptist Health South Florida
	Obligated Group)	5.000%	8/15/22	1,120	1,232
	South Miami FL Health Facilities Authority
	Revenue (Baptist Health South Florida
	Obligated Group)	5.000%	8/15/23	2,200	2,505
4	South Miami FL Health Facilities Authority
	Revenue (Baptist Health South Florida
	Obligated Group) TOB VRDO	1.040%	2/7/20	3,750	3,750
	Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	3,575	3,675
	Sunshine State Governmental Financing
	Commission Florida Revenue (Miami Dade
	County Program)	5.000%	9/1/20	2,830	2,897
	Sunshine State Governmental Financing
	Commission Florida Revenue (Miami Dade
	County Program)	5.000%	9/1/20	1,185	1,213
	Sunshine State Governmental Financing
	Commission Florida Revenue (Miami Dade
	County Program)	5.000%	9/1/21	2,090	2,224
	Sunshine State Governmental Financing
	Commission Florida Revenue (Miami Dade
	County Program)	5.000%	9/1/21	1,500	1,596
	Tallahassee FL Energy System Revenue	5.000%	10/1/23	475	545
	Tallahassee FL Energy System Revenue	5.000%	10/1/24	525	623
	Tallahassee FL Energy System Revenue	5.000%	10/1/25	1,100	1,346
	Tallahassee FL Health Facilities Revenue
	(Tallahassee Memorial HealthCare Inc.
	Project)	5.000%	12/1/22	1,535	1,690
	Tallahassee FL Health Facilities Revenue
	(Tallahassee Memorial HealthCare Inc.
	Project)	5.000%	12/1/23	525	596
	Tampa FL Cigarette Tax Allocation Revenue (H.
	Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,688
	Tampa FL Cigarette Tax Allocation Revenue (H.
	Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	695
	Tampa FL Cigarette Tax Allocation Revenue (H.
	Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,306
	Tampa FL Cigarette Tax Allocation Revenue (H.
	Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,285
	Tampa FL Cigarette Tax Allocation Revenue (H.
	Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,408
	Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,113
	Tampa FL Hospital Revenue (H. Lee Moffitt
	Cancer Center Project)	5.000%	7/1/23	1,675	1,886
4	Tampa-Hillsborough County FL Expressway
	Authority Revenue TOB VRDO	1.000%	2/7/20	14,760	14,760
	Tohopekaliga FL Water Authority Utility System
	Revenue	5.000%	10/1/20	1,825	1,875
	Tohopekaliga FL Water Authority Utility System
	Revenue	4.000%	10/1/22	3,510	3,797

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	830	950
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,564
Volusia County FL School Board COP	5.000%	8/1/21 (15)	525	557
Volusia County FL School Board COP	5.000%	8/1/22 (15)	840	926
				1,121,459
Georgia (2.6%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/25	2,460	2,846
Atlanta GA Airport Revenue	5.000%	1/1/21	750	778
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/20	1,000	1,031
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/21	1,150	1,229
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/22	1,000	1,102
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/23	1,000	1,138
Atlanta GA Tax Allocation Revenue (Atlantic
Station Project)	5.000%	12/1/24	900	1,056
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,035	2,181
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,645	2,939
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,615	3,009
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22	12,295	13,605
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23	7,800	8,931
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24	8,190	9,687
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25	8,600	10,484
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.050%	11/19/21	2,650	2,681
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/22	500	547
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/23	635	718
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/24	660	770
Bleckley County & Dodge County GA Joint
Development Authority Revenue (USG Real
Estate Foundation VII LLC Project)	5.000%	7/1/25	860	1,031
Brookhaven GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group) VRDO	0.930%	2/7/20	27,500	27,500
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/23	500	566
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/24	345	402

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Bulloch County GA Development Authority
	Revenue (Georgia Southern University
	Housing Foundation)	5.000%	7/1/26	990	1,220
1	Burke County GA Development Authority
	Pollution Control Revenue (Georgia Power
	Co. Plant Vogtle Project) PUT	2.500%	5/3/21	28,470	28,977
	Burke County GA Development Authority
	Pollution Control Revenue (Georgia Power
	Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,065
	Burke County GA Development Authority
	Pollution Control Revenue (Georgia Power
	Co. Plant Vogtle Project) PUT	2.050%	11/19/21	1,600	1,619
	Cherokee County GA Board of Education GO	5.000%	2/1/21	400	416
	Cherokee County GA Board of Education GO	5.000%	8/1/22	3,090	3,403
	Cobb County GA Kennestone Hospital Authority
	Revenue	5.000%	4/1/20	350	352
	Cobb County GA Kennestone Hospital Authority
	Revenue	5.000%	4/1/22	500	540
	Cobb County GA Kennestone Hospital Authority
	Revenue	5.000%	4/1/23	400	446
	Cobb County GA Kennestone Hospital Authority
	Revenue	5.000%	4/1/24	500	575
3	Columbia County GA Water & Sewer Revenue	5.000%	6/1/23	965	1,091
3	Columbia County GA Water & Sewer Revenue	5.000%	6/1/26	840	1,044
	Columbus GA Medical Center Hospital Authority
	Revenue (Piedmont Healthcare Inc. Project)
	PUT	5.000%	7/1/26	25,000	30,119
	Dahlonega GA Downtown Development
	Authority Revenue (North Georgia MAC LLC
	Project)	5.000%	7/1/20	335	340
	Dahlonega GA Downtown Development
	Authority Revenue (North Georgia MAC LLC
	Project)	5.000%	7/1/21	400	422
	Dahlonega GA Downtown Development
	Authority Revenue (North Georgia MAC LLC
	Project)	5.000%	7/1/23	835	944
	Dahlonega GA Downtown Development
	Authority Revenue (North Georgia MAC LLC
	Project)	5.000%	7/1/24	860	1,006
	Dalton GA Combined Utilities Revenue	5.000%	3/1/23	1,015	1,130
	Dalton GA Combined Utilities Revenue	5.000%	3/1/24	1,000	1,147
	Dalton GA Combined Utilities Revenue	5.000%	3/1/25	550	649
	Dalton GA Development Authority Revenue
	(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,532
	Dalton GA Development Authority Revenue
	(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,003
	Dalton GA Development Authority Revenue
	(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,260
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,270	1,304
	Douglas County GA GO	5.000%	4/1/21	1,500	1,572
	Douglas County GA GO	5.000%	4/1/22	800	870
	Fayette County GA Hospital Authority Revenue
	(Piedmont Healthcare Inc.) PUT	5.000%	7/1/24	2,250	2,586

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Fulton County GA Development Hospital
	Authority Revenue (WellStar Health System
	Obligated Group)	5.000%	4/1/22	405	438
	Fulton County GA Development Hospital
	Authority Revenue (WellStar Health System
	Obligated Group)	5.000%	4/1/23	345	385
	Fulton County GA Development Hospital
	Authority Revenue (WellStar Health System
	Obligated Group)	5.000%	4/1/24	500	575
	Fulton County GA Residential Care Facilities for
	the Elderly Authority Revenue (Canterbury
	Court Project)	3.000%	4/1/24	1,000	1,005
	Fulton County GA Residential Care Facilities for
	the Elderly Authority Revenue (Lenbrook
	Square)	3.000%	7/1/21	1,925	1,957
	Fulton County GA Residential Care Facilities for
	the Elderly Authority Revenue (Lenbrook
	Square)	4.000%	7/1/22	1,335	1,402
	Fulton County GA Residential Care Facilities for
	the Elderly Authority Revenue (Lenbrook
	Square)	4.000%	7/1/23	1,990	2,127
	Fulton County GA Residential Care Facilities for
	the Elderly Authority Revenue (Lenbrook
	Square)	4.000%	7/1/24	2,185	2,375
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/21	1,000	1,039
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/21	700	728
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/22	560	604
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/23	500	558
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/26	1,250	1,507
	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project)	5.000%	2/15/27	1,250	1,541
1	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project) PUT, SIFMA Municipal Swap
	Index Yield + 0.950%	1.890%	2/18/20	18,725	18,730
4	Gainesville & Hall County GA Hospital Authority
	Revenue (Northeast Georgia Health System
	Inc. Project) TOB VRDO	1.090%	2/7/20	5,900	5,900
	Georgia GO	5.000%	2/1/23	2,760	3,099
	Georgia GO	5.000%	7/1/24	6,000	7,076
	Georgia GO	5.000%	2/1/26	5,755	6,455
	Georgia GO	5.000%	7/1/26	18,235	22,882

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	1,375	1,440
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/21 (15)	2,665	2,758
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,075	10,805
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/23	400	444
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	3,750	4,276
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,685	3,782
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,510	4,983
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	16,500	17,393
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22	660	722
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23	540	612
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24	545	638
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25	540	652
Georgia Road & Tollway Authority Revenue
Federal Highway Reimbursement Revenue	5.000%	6/1/21	5,125	5,403
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,638
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,727
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/26	2,530	2,986
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	4.000%	4/1/22	375	397
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	370	413
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	530	610
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,000
Gwinnett County GA Water & Sewerage
Authority Revenue	5.000%	8/1/25	12,225	14,930
Gwinnett County GA Water & Sewerage
Authority Revenue	5.000%	8/1/26	11,940	15,006
Jackson County GA School District GO	5.000%	3/1/26	1,000	1,238
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/22	300	324
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/23	325	363
LaGrange-Troup County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/24	450	518
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/20	740	748

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	3/15/21	3,545	3,690
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.500%	9/15/21	1,255	1,339
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	5/15/22	500	542
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	9/1/22	500	548
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	5/15/23	750	838
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	9/1/23	500	565
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.500%	9/15/23	4,555	5,222
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	5/15/24	1,000	1,149
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	9/1/24	945	1,098
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.500%	9/15/24	5,000	5,916
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	5/15/25	2,500	2,947
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	9/1/25	2,500	2,982
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue	5.000%	9/1/26	1,870	2,279
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT	4.000%	9/1/23	104,715	114,711
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT	4.000%	12/1/23	500	550
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT	4.000%	12/2/24	35,265	39,748
	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT	4.000%	9/1/26	42,000	48,485
1	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT, 67% of 1M USD
	LIBOR + 0.830%	2.023%	12/1/23	57,000	57,376
1	Main Street Natural Gas Inc. Georgia Gas
	Project Revenue PUT, SIFMA Municipal Swap
	Index Yield + 0.570%	1.510%	12/1/23	3,000	3,000
	Monroe County GA Development Authority
	Pollution Control Revenue (Georgia Power
	Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,644
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,225
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	600	621
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,550	5,743
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	4,985	5,158
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	519
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	175	182
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	545	584
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,300	9,961
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	3,974
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,880	3,186
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	450	498

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	4,685	5,183
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,249
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	1,715	1,763
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	1,230	1,409
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	830	946
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,830	4,516
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,450	2,872
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	900	1,055
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	680	821
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	3,765	4,545
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,710	2,052
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,406
	Municipal Electric Authority Georgia Revenue
	(Combined Cycle Project)	5.000%	11/1/22	1,385	1,528
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25	425	498
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/26	500	600
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/27	550	673
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23	175	193
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24	250	284
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25	365	426
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/26	600	717
	Municipal Electric Authority Georgia Revenue
	(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/27	660	803
	Municipal Electric Authority Georgia Revenue
	(Project One)	5.000%	1/1/21	7,235	7,487
	Municipal Electric Authority Georgia Revenue
	(Project One)	5.000%	1/1/24	3,180	3,626
	Municipal Gas Authority Georgia Revenue (Gas
	Portfolio III Project)	5.000%	10/1/20	1,165	1,196
	Municipal Gas Authority Georgia Revenue (Gas
	Portfolio III Project)	5.000%	10/1/21	1,525	1,624
	Municipal Gas Authority Georgia Revenue (Gas
	Portfolio III Project)	5.000%	10/1/22	1,060	1,171
	Private Colleges & University Authority of
	Georgia Revenue (Emory University)	5.000%	9/1/24	1,060	1,255
	Private Colleges & University Authority of
	Georgia Revenue (Emory University)	5.000%	9/1/25	2,000	2,443
	Private Colleges & University Authority of
	Georgia Revenue (Emory University)	5.000%	9/1/26	1,220	1,532
1	Private Colleges & University Authority of
	Georgia Revenue (Emory University) PUT,
	SIFMA Municipal Swap Index Yield + 0.420%	1.360%	8/16/22	25,500	25,565
	Richmond County GA Hospital Authority
	Revenue (University Health Services Inc.
	Project)	5.000%	1/1/21	1,000	1,035

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/22	1,200	1,289
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/23	1,185	1,322
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/24	1,035	1,195
South Regional Georgia Joint Development
Authority Revenue (VSU Auxiliary Services
Parking & Student Center Project)	5.000%	8/1/21	1,550	1,643
South Regional Georgia Joint Development
Authority Revenue (VSU Auxiliary Services
Parking & Student Center Project)	5.000%	8/1/22	1,000	1,095
South Regional Georgia Joint Development
Authority Revenue (VSU Auxiliary Services
Parking & Student Center Project)	5.000%	8/1/23	1,080	1,222
South Regional Georgia Joint Development
Authority Revenue (VSU Auxiliary Services
Parking & Student Center Project)	5.000%	8/1/24	1,490	1,742
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/23	325	372
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/24	300	354
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/25	600	730
Valdosta & Lowndes County GA GO Hospital
Authority Revenue	5.000%	10/1/26	300	374
White County GA Development Authority
Revenue (Truett-McConnell University
Project)	5.000%	10/1/29	1,000	1,065
				803,208
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/22	570	607
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	2,845	2,924
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,700	1,805
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	2,185	2,391
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/23	3,300	3,515
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	1,835	2,065
Guam Government Business Privilege Tax
Revenue	5.000%	1/1/25	990	1,054
Guam Government Business Privilege Tax
Revenue	5.000%	12/1/26	750	905
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,014
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	609

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.250%	7/1/21	1,390	1,463
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/23	1,500	1,673
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/23	575	641
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/24	500	573
	Guam Government Waterworks Authority Water
	& Waste Water System Revenue	5.000%	7/1/25	500	588
	Guam Government Waterworks Authority Water
	& Wastewater System Revenue	5.000%	7/1/20	630	639
	Guam Power Authority Revenue	5.000%	10/1/20	520	532
	Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,120
	Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,466
	Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,743
					28,327
Hawaii (1.0%)
	Hawaii Airports System Revenue	5.000%	7/1/34	6,500	6,599
	Hawaii County HI GO	5.000%	9/1/23	1,200	1,373
	Hawaii County HI GO	5.000%	9/1/23	1,785	2,043
	Hawaii County HI GO	5.000%	9/1/23	1,395	1,596
1	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.390%	8/28/20	4,195	4,195
1	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	0.450%	1.390%	8/28/20	2,165	2,165
	Hawaii GO	5.000%	8/1/21	7,630	8,097
	Hawaii GO	5.000%	8/1/21	7,260	7,704
	Hawaii GO	5.000%	12/1/21 (Prere.)	6,250	6,714
	Hawaii GO	5.000%	12/1/21 (Prere.)	3,230	3,473
	Hawaii GO	5.000%	12/1/21 (Prere.)	13,045	14,026
	Hawaii GO	5.000%	8/1/22	6,000	6,612
	Hawaii GO	5.000%	8/1/22	2,645	2,915
	Hawaii GO	5.000%	10/1/22	2,715	3,010
	Hawaii GO	5.000%	10/1/22	9,055	10,040
	Hawaii GO	5.000%	10/1/22	7,040	7,806
	Hawaii GO	5.000%	4/1/23	9,940	11,218
	Hawaii GO	4.000%	5/1/23	2,080	2,288
	Hawaii GO	5.000%	8/1/23 (Prere.)	1,275	1,456
	Hawaii GO	5.000%	10/1/23	3,670	4,215
	Hawaii GO	5.000%	10/1/23	3,005	3,451
	Hawaii GO	5.000%	1/1/24	2,870	3,325
	Hawaii GO	5.000%	4/1/24	13,610	15,902
	Hawaii GO	4.000%	5/1/24	3,985	4,502
	Hawaii GO	5.000%	5/1/24	13,040	15,280
	Hawaii GO	5.000%	8/1/24	7,445	8,499
	Hawaii GO	5.000%	10/1/24	6,580	7,816
	Hawaii GO	5.000%	8/1/25	2,235	2,550
	Hawaii GO	5.000%	8/1/28	7,000	7,957
	Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	3,150	3,344

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Honolulu HI City & County GO	5.000%	10/1/21	1,645	1,757
	Honolulu HI City & County GO	5.000%	10/1/21	2,290	2,446
	Honolulu HI City & County GO	5.000%	10/1/21	3,685	3,936
	Honolulu HI City & County GO	5.000%	9/1/23	1,885	2,159
	Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,465
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,220
	Honolulu HI City & County GO PUT	5.000%	9/1/23	5,975	6,754
	Honolulu HI City & County GO PUT	5.000%	9/1/23	8,470	9,601
	Honolulu HI City & County GO PUT	5.000%	9/1/23	9,225	10,434
	Honolulu HI City & County GO PUT	5.000%	9/1/23	8,470	9,580
	Honolulu HI City & County GO PUT	5.000%	9/1/23	6,970	7,869
	Honolulu HI City & County GO PUT	5.000%	9/1/23	3,725	4,200
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.240%	9/1/20	5,500	5,500
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.300%	1.240%	9/1/20	7,500	7,500
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.310%	1.250%	9/1/20	12,500	12,501
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	10,625	10,625
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	11,500	11,501
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	11,250	11,251
1	Honolulu HI City & County GO PUT, SIFMA
	Municipal Swap Index Yield + 0.320%	1.260%	9/1/20	7,500	7,500
	Honolulu HI City & County Wastewater System
	Revenue	4.000%	7/1/23	1,500	1,610
					312,580
Idaho (0.1%)
	Canyon County ID School District No. 139
	(Vallivue) GO	4.000%	9/15/22	525	567
	Canyon County ID School District No. 139
	(Vallivue) GO	4.000%	9/15/23	675	749
	Canyon County ID School District No. 139
	(Vallivue) GO	4.000%	9/15/24	760	866
	Canyon County ID School District No. 139
	(Vallivue) GO	5.000%	9/15/25	650	793
	Idaho Building Authority Building Revenue
	(Idaho Department of Correction)	5.000%	9/1/23	900	1,030
	Idaho Building Authority Building Revenue
	(Idaho Department of Correction)	5.000%	9/1/24	850	1,007
	Idaho Health Facilities Authority Revenue (St.
	Luke's Health System Project)	5.000%	3/1/23	1,000	1,113
	Idaho Health Facilities Authority Revenue (St.
	Luke's Health System Project)	5.000%	3/1/24	1,350	1,550
	Idaho Health Facilities Authority Revenue (St.
	Luke's Health System Project)	5.000%	3/1/25	4,355	5,144
	Idaho Health Facilities Authority Revenue (St.
	Luke's Health System Project)	5.000%	3/1/27	900	1,113
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/20	5,000	5,166
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/21	2,000	2,144

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,225
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,420	5,079
Idaho Housing & Finance Association RAN	5.000%	7/15/23	2,820	3,194
Idaho Housing & Finance Association RAN	5.000%	7/15/24	2,060	2,408
				34,148
Illinois (6.3%)
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/23	200	193
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/24	195	185
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/25	240	223
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/25	665	764
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/26	400	364
Champaign County IL Community Unit School
District No. 4 GO	4.000%	6/1/26	615	719
Champaign County IL Community Unit School
District No. 4 GO	0.000%	1/1/27	380	338
Chicago IL Board of Education GO	5.000%	12/1/20	7,825	8,034
Chicago IL Board of Education GO	5.000%	12/1/20	2,310	2,372
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,750	1,806
Chicago IL Board of Education GO	0.000%	12/1/21 (14)	560	543
Chicago IL Board of Education GO	5.000%	12/1/21	13,860	14,636
Chicago IL Board of Education GO	5.000%	12/1/21	3,395	3,585
Chicago IL Board of Education GO	5.000%	12/1/21	1,635	1,688
Chicago IL Board of Education GO	0.000%	12/1/22 (14)	535	509
Chicago IL Board of Education GO	0.000%	12/1/22 (13)(3)	3,855	3,700
Chicago IL Board of Education GO	5.000%	12/1/22	7,000	7,590
Chicago IL Board of Education GO	5.000%	12/1/22	3,000	3,253
Chicago IL Board of Education GO	5.000%	12/1/22	535	580
Chicago IL Board of Education GO	5.000%	12/1/22	790	857
Chicago IL Board of Education GO	0.000%	12/1/23 (14)	3,200	2,981
Chicago IL Board of Education GO	5.000%	12/1/23	2,950	3,283
Chicago IL Board of Education GO	5.000%	12/1/23	9,590	10,674
Chicago IL Board of Education GO	5.000%	12/1/23	1,085	1,208
Chicago IL Board of Education GO	5.500%	12/1/23 (2)	100	113
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	1,165	1,061
Chicago IL Board of Education GO	0.000%	12/1/24 (14)	1,370	1,248
Chicago IL Board of Education GO	5.000%	12/1/24	1,000	1,141
Chicago IL Board of Education GO	5.000%	12/1/24	3,055	3,484
Chicago IL Board of Education GO	5.000%	12/1/24	10,000	11,405
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	5,600	6,462
Chicago IL Board of Education GO	5.000%	12/1/24	8,500	9,695
Chicago IL Board of Education GO	5.000%	12/1/24	1,150	1,312
Chicago IL Board of Education GO	0.000%	12/1/25 (14)	2,615	2,323
Chicago IL Board of Education GO	0.000%	12/1/25 (14)	2,475	2,199
Chicago IL Board of Education GO	5.000%	12/1/25 (4)	4,500	5,326
Chicago IL Board of Education GO	5.000%	12/1/25	2,500	2,919
Chicago IL Board of Education GO	0.000%	12/1/26	11,205	9,563
Chicago IL Board of Education GO	5.000%	12/1/26	2,125	2,528

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Chicago IL Board of Education GO	7.000%	12/1/26	10,000	12,661
4	Chicago IL Board of Education GO TOB VRDO	1.210%	2/3/20 LOC	32,000	32,000
4	Chicago IL Board of Education Special Tax TOB
	VRDO	1.090%	2/7/20 LOC	10,000	10,000
	Chicago IL GO	5.000%	1/1/21 (ETM)	145	150
	Chicago IL GO	5.000%	1/1/21 (ETM)	195	202
	Chicago IL GO	5.000%	1/1/21 (ETM)	1,685	1,746
	Chicago IL GO	5.000%	1/1/21	500	516
	Chicago IL GO	5.000%	12/1/21	500	515
	Chicago IL GO	5.000%	1/1/22	200	213
	Chicago IL GO	5.000%	1/1/22 (ETM)	10,430	11,229
	Chicago IL GO	5.000%	1/1/22	5,295	5,643
	Chicago IL GO	4.000%	1/1/23	100	103
	Chicago IL GO	5.000%	1/1/23	770	842
	Chicago IL GO	5.000%	1/1/23	250	273
	Chicago IL GO	5.000%	1/1/23 (ETM)	5,640	6,295
	Chicago IL GO	5.000%	1/1/23	12,860	14,062
	Chicago IL GO	0.000%	1/1/24 (14)	1,000	921
	Chicago IL GO	5.000%	1/1/24	5,675	6,360
	Chicago IL GO	5.000%	1/1/24	250	280
	Chicago IL GO	5.000%	1/1/24	2,450	2,607
	Chicago IL GO	5.000%	1/1/25	450	481
	Chicago IL GO	5.000%	1/1/25	12,420	14,237
	Chicago IL GO	5.000%	1/1/25	3,100	3,553
	Chicago IL GO	0.000%	1/1/26	300	257
	Chicago IL GO	5.000%	1/1/26	345	387
	Chicago IL GO	5.000%	1/1/26	160	184
	Chicago IL GO	5.000%	1/1/26	2,750	3,165
	Chicago IL GO	5.000%	1/1/26	8,300	9,710
	Chicago IL GO	5.000%	1/1/26	1,000	1,067
	Chicago IL GO	5.000%	1/1/27 (4)	2,035	2,039
	Chicago IL GO	5.000%	1/1/27	7,315	8,712
	Chicago IL Housing Authority Revenue	5.000%	1/1/23	1,710	1,893
	Chicago IL Housing Authority Revenue	5.000%	1/1/24	1,450	1,653
	Chicago IL Housing Authority Revenue	5.000%	1/1/25	4,320	5,069
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/21	5,105	5,470
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/21	4,470	4,790
	Chicago IL Midway Airport Revenue	5.000%	1/1/25	8,000	9,225
	Chicago IL Midway Airport Revenue	5.000%	1/1/27	1,065	1,224
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21	700	717
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,329
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	518
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	3,650	3,785
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	600	622
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	10,451
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,212
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,600	1,724
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	700	754
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,440	1,551
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	7,802
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,226
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	750	836

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,195	1,332
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,010	1,126
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,930	2,151
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	2,270	2,530
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,400	1,613
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,445	2,817
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	4,410	5,081
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,575	1,815
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,385	2,748
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	750	891
4	Chicago IL O'Hare International Airport Revenue
	TOB VRDO	1.140%	2/7/20 LOC	12,100	12,100
	Chicago IL Park District GO	5.000%	1/1/22	400	425
	Chicago IL Park District GO	5.000%	1/1/22	125	133
	Chicago IL Park District GO	5.000%	1/1/22	1,000	1,063
	Chicago IL Park District GO	4.500%	1/1/23	200	202
	Chicago IL Park District GO	5.000%	1/1/23	400	437
	Chicago IL Park District GO	5.000%	1/1/23	790	838
	Chicago IL Park District GO	5.000%	1/1/23	500	546
	Chicago IL Park District GO	5.000%	1/1/23	1,265	1,382
	Chicago IL Park District GO	5.000%	1/1/24	550	618
	Chicago IL Park District GO	5.000%	11/15/24	680	781
	Chicago IL Park District GO	5.000%	1/1/25	315	355
	Chicago IL Park District GO	5.000%	1/1/25	625	718
	Chicago IL Park District GO	5.000%	11/15/25	1,430	1,674
	Chicago IL Park District GO	5.000%	1/1/26	325	345
	Chicago IL Park District GO	5.000%	1/1/26	1,000	1,174
	Chicago IL Park District GO	5.000%	1/1/26	535	602
	Chicago IL Park District GO	5.000%	11/15/26	1,500	1,793
	Chicago IL Park District GO	5.000%	1/1/27	925	1,083
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,012
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/20	1,250	1,265
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/21	1,840	1,929
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/21	1,180	1,237
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/22	3,090	3,340
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/22	2,500	2,706
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/23	9,205	10,260
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/23	5,000	5,584
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/24	5,065	5,814
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/24	1,250	1,438
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/25	4,185	4,938
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/25	1,500	1,776

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/25	2,625	3,108
	Chicago IL Transit Authority Capital Grant
	Receipts Revenue	5.000%	6/1/26	3,850	4,657
4	Chicago IL Transit Authority Revenue TOB
	VRDO	1.060%	2/7/20	13,400	13,399
4	Chicago IL Transit Authority Revenue TOB
	VRDO	1.140%	2/7/20	3,600	3,600
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	5.000%	12/1/22	9,820	10,516
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	5.250%	12/1/23	1,280	1,376
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,000	2,069
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	3,013
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,597
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,448
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,542
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,278
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	3,068
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,850	2,102
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,164
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,133
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	4,825	5,617
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,090	1,241
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,219
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,260	1,434
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	225	255
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,500	3,032
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	2,250	2,398
	Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,150
	Chicago IL Water Revenue	5.000%	11/1/22	500	550
	Chicago IL Water Revenue	5.000%	11/1/23	2,515	2,849
	Chicago IL Water Revenue	5.000%	11/1/25	1,000	1,163
	Chicago IL Water Revenue	5.000%	11/1/26	1,000	1,099
	Chicago IL Water Revenue	5.000%	11/1/26	75	87
	Chicago IL Waterworks Revenue	5.000%	11/1/20	2,500	2,571
	Chicago IL Waterworks Revenue	5.000%	11/1/22	1,540	1,693
	Chicago IL Waterworks Revenue	5.000%	11/1/22	695	764
	Chicago IL Waterworks Revenue	5.000%	11/1/23	2,900	3,290
	Chicago IL Waterworks Revenue	5.000%	11/1/24	1,725	2,002
	Chicago IL Waterworks Revenue	5.000%	11/1/24	3,100	3,598
	Chicago IL Waterworks Revenue	5.000%	11/1/25	12,505	14,912
	Chicago IL Waterworks Revenue	5.000%	11/1/25	2,000	2,385
	Chicago IL Waterworks Revenue	5.000%	11/1/26	14,865	18,128
	Chicago IL Waterworks Revenue	5.000%	11/1/26	2,315	2,823
	Chicago IL Waterworks Revenue	5.000%	11/1/30	120	137
	Cook County IL Community Consolidated
	School District No. 62 (Des Plaines) GO	5.000%	12/1/23	3,810	4,370
	Cook County IL GO	5.000%	11/15/20	500	514
	Cook County IL GO	5.000%	11/15/20	2,125	2,184
	Cook County IL GO	5.000%	11/15/21	500	531
	Cook County IL GO	5.000%	11/15/22	280	306
	Cook County IL GO	5.250%	11/15/24	5,000	5,329
	Cook County IL GO	5.000%	11/15/25	1,400	1,440

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Cook County IL GO	5.250%	11/15/25	4,500	4,797
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/20	2,475	2,537
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/21	2,575	2,716
Dewitt & Ford & Livingston & Logan Counties IL
Community College District No. 540 GO	4.000%	12/1/22	2,680	2,892
Elk Grove Village IL GO	3.000%	1/1/23	500	527
Elk Grove Village IL GO	3.000%	1/1/24	550	587
Elk Grove Village IL GO	3.000%	1/1/25	560	607
Illinois Development Finance Authority Revenue
(St. Vincent de Paul Center) PUT	2.450%	3/3/26	2,000	2,104
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	6,000	6,001
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.800%	2/13/20	600	600
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,022
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,119
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,099
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	1,565	1,578
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.240%	8/28/20	5,750	5,750
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/22	700	770
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/23	750	854
Illinois Finance Authority Revenue (Ann &
Robert H. Lurie Children's Hospital of
Chicago)	5.000%	8/15/24	1,330	1,558
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.750%	4/1/21	3,000	3,023
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/21	750	781
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/23	1,000	1,115
Illinois Finance Authority Revenue (Carle
Foundation)	5.375%	8/15/26	1,000	1,059
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	511
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,008
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,037
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/21	380	404
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/24	250	293

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Illinois Finance Authority Revenue (Downers
Grove Community High School)	4.000%	12/15/21	2,000	2,110
Illinois Finance Authority Revenue (Downers
Grove Community High School)	4.000%	12/15/22	1,000	1,084
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/23	900	1,037
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/24	685	816
Illinois Finance Authority Revenue (Downers
Grove Community High School)	5.000%	12/15/25	1,000	1,225
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/21	375	387
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/22	350	373
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/23	500	549
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/24	565	639
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	3.250%	5/15/22	835	844
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,298
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/21	5,510	5,838
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/21	240	253
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/23	400	447
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/25	500	586
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/26	300	358
Illinois Finance Authority Revenue (Illinois
Institute of Technology)	5.000%	9/1/27	500	605
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/26	680	820
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/24	800	924
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/25	3,350	3,989
Illinois Finance Authority Revenue (Memorial
Health System)	5.000%	4/1/26	2,400	2,935
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,380	5,928
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/25	1,730	2,078
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/20	1,035	1,051
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/22	2,380	2,596
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/24	1,395	1,621
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,018

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,371
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,134
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/24	3,220	3,772
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,432
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	12/15/22	21,000	23,301
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/20	875	885
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	3,560	3,669
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	375	394
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/21	180	189
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,174
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	875	950
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,605	2,826
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,585	1,749
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	500	560
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/24	1,650	1,907
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/25	7,570	8,994
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,120	1,211
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	4,315	5,252
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,254
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,727
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,557
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/25	1,000	1,193
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/26	1,000	1,204
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/26	1,000	1,219
1 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT, 70% of 1M USD LIBOR +
1.350%	2.597%	5/1/21	2,500	2,504
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,181

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,326
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,601
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,015
Illinois Finance Authority Revenue (Riverside
Health System)	5.000%	11/15/26	1,020	1,254
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,031
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,070
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,108
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,084
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/20 (Prere.)	1,160	1,164
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/22	900	968
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/24	2,410	2,760
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.000%	3/1/25	595	702
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/21	700	735
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/22	1,000	1,083
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/23	1,500	1,671
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	1,200	1,317
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/23	1,100	1,247
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	7,187
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	1,000	1,067
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/25	100	119
Illinois Finance Authority Revenue (University of
Illinois at Urbana-Champaign Project)	5.000%	10/1/26	225	275
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,145	6,154
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/22	845	885
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	4.000%	2/15/24	1,675	1,819
Illinois Finance Authority Student Housing &
Academic Facilities Revenue (University of
Illinois at Chicago Project)	5.000%	2/15/25	875	1,008
Illinois GO	5.000%	2/1/20	4,855	4,855

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Illinois GO	5.000%	2/1/20	5,690	5,690
Illinois GO	5.000%	3/1/20	10,690	10,720
Illinois GO	5.000%	4/1/20	2,025	2,037
Illinois GO	5.000%	5/1/20	24,500	24,719
Illinois GO	5.000%	5/1/20	2,245	2,265
Illinois GO	5.000%	7/1/20	12,500	12,687
Illinois GO	5.000%	8/1/20	1,260	1,283
Illinois GO	5.000%	8/1/20 (4)	6,500	6,622
Illinois GO	4.000%	9/1/20	1,520	1,543
Illinois GO	5.000%	11/1/20	82,330	84,564
Illinois GO	5.000%	1/1/21	375	387
Illinois GO	5.000%	1/1/21 (4)	8,425	8,450
Illinois GO	5.000%	2/1/21	4,325	4,478
Illinois GO	5.000%	2/1/21	15,000	15,530
Illinois GO	5.000%	4/1/21	8,600	8,951
Illinois GO	5.000%	4/1/21	3,390	3,528
Illinois GO	5.000%	5/1/21	12,000	12,518
Illinois GO	5.000%	6/1/21	200	209
Illinois GO	5.000%	10/1/21	10,210	10,781
Illinois GO	5.000%	10/1/21	7,940	8,384
Illinois GO	5.000%	11/1/21	27,235	28,838
Illinois GO	5.000%	12/1/21	8,375	8,890
Illinois GO	5.000%	1/1/22	100	100
Illinois GO	5.000%	2/1/22	2,000	2,130
Illinois GO	5.000%	6/1/22	100	108
Illinois GO	5.000%	7/1/22	4,325	4,662
Illinois GO	5.000%	8/1/22	8,420	9,099
Illinois GO	5.000%	10/1/22	19,930	21,642
Illinois GO	5.000%	10/1/22	4,250	4,615
Illinois GO	5.000%	11/1/22	33,260	36,195
Illinois GO	5.000%	11/1/22	8,200	8,926
Illinois GO	5.000%	1/1/23	19,200	20,926
Illinois GO	5.000%	2/1/23	7,000	7,647
Illinois GO	5.000%	3/1/23	500	533
Illinois GO	5.000%	10/1/23	10,000	11,122
Illinois GO	5.000%	11/1/23	25,670	28,554
Illinois GO	5.000%	8/1/24	6,580	7,091
Illinois GO	5.000%	10/1/24	5,000	5,696
Illinois GO	5.000%	11/1/24	19,165	21,802
Illinois GO	5.000%	2/1/25	2,000	2,296
Illinois GO	5.000%	4/1/25	4,170	4,684
Illinois GO	5.000%	5/1/25	280	315
Illinois GO	5.000%	8/1/25	3,020	3,254
Illinois GO	5.000%	11/1/25	17,200	19,986
Illinois GO	5.000%	1/1/26	1,080	1,267
Illinois GO	5.000%	2/1/26	3,000	3,526
Illinois GO	5.000%	3/1/26 (4)	1,125	1,206
Illinois GO	5.000%	4/1/26 (4)	1,500	1,662
Illinois GO	5.000%	5/1/26	6,550	7,367
Illinois GO	5.000%	11/1/26	30,000	35,509
Illinois GO	5.000%	1/1/27	370	391
Illinois Housing Development Authority Revenue
(Century Woods) PUT	1.900%	10/1/21	3,000	3,036

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Illinois Housing Development Authority Revenue
(Larkin Village)	4.000%	10/1/48	13,335	14,462
Illinois Housing Development Authority Revenue
PUT	1.600%	1/1/23	2,875	2,889
Illinois Municipal Electric Agency Power Supply
Revenue	5.000%	2/1/25	11,110	13,181
Illinois Municipal Electric Agency Power Supply
Revenue	5.000%	2/1/26	5,000	6,020
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	3,200	3,567
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	15,237
Illinois Sales Tax Revenue	4.000%	6/15/21	255	255
Illinois Sales Tax Revenue	5.000%	6/15/21	1,565	1,632
Illinois Sales Tax Revenue	5.000%	6/15/23	410	452
Illinois Sales Tax Revenue	5.000%	6/15/24 (15)	4,600	5,226
Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,649
Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,091
Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,476
Illinois Sales Tax Revenue	5.000%	6/15/24	930	1,051
Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,792
Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,223
Illinois Sales Tax Revenue	5.000%	6/15/25 (15)	9,370	10,360
Illinois Sales Tax Revenue	5.000%	6/15/25	2,975	3,277
Illinois Sales Tax Revenue	5.000%	6/15/26	3,925	4,312
Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,042
Illinois Sports Facility Authority Revenue	0.000%	6/15/21 (2)	100	98
Illinois Sports Facility Authority Revenue	0.000%	6/15/22 (2)	1,405	1,354
Illinois Sports Facility Authority Revenue	0.000%	6/15/23 (2)	8,945	8,451
Illinois Sports Facility Authority Revenue	0.000%	6/15/24 (2)	13,510	12,495
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	21,625	22,348
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,184
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	16,105
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	2,000	2,304
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	9,500	11,297
Illinois Toll Highway Authority Revenue	5.000%	1/1/25	5,000	5,946
Illinois Toll Highway Authority Revenue	5.000%	1/1/26	12,750	15,586
Illinois Toll Highway Authority Revenue	5.000%	1/1/26	16,000	19,558
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	20,425	25,507
Kane & DeKalb Counties IL Community Unit
School District No. 301 GO (Burlington)	0.000%	12/1/25	1,000	906
Kendall County IL Forest Preserve District GO	5.000%	1/1/24 (4)	1,425	1,625
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/22	1,375	1,503
Kendall, Kane, & Will Counties IL Community
Unified School District No. 308 GO	5.000%	10/1/23	550	619
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,119
McLean & Woodford Counties IL Community
School District No. 5 GO	4.000%	12/1/23	2,000	2,202
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	16,448
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,441
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	175	164

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	6,825	6,256
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	4,230	4,349
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	875	956
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/23	4,595	4,939
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	570	522
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/25	1,000	1,181
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/26 (14)	2,645	2,295
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	26,320	28,222
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	4,370	4,683
Mundelein IL GO	4.000%	12/15/21 (4)	500	528
Mundelein IL GO	4.000%	12/15/23 (4)	500	550
Mundelein IL GO	4.000%	12/15/25 (4)	500	574
Mundelein IL GO	4.000%	12/15/26 (4)	500	583
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/22	3,500	3,876
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/23	4,320	4,939
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,290	1,521
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	10,025	10,158
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/21	2,500	2,634
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.375%	6/1/21	870	918
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/23	15,020	16,878
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/24	20,030	23,231
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/25	38,010	45,433
Romeoville IL GO	5.000%	12/30/25	3,315	4,035
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	646
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	1,155	1,278
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/25	1,750	2,061

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2020

Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/26	7,555	9,123
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/27	7,500	9,223
4 Sales Tax Securitization Corp. IL TOB VRDO	1.090%	2/7/20	16,855	16,855
3 Southwestern Illinois Development Authority
Revenue	4.000%	4/15/22	250	266
3 Southwestern Illinois Development Authority
Revenue	4.000%	4/15/23	250	272
3 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/24	225	260
3 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/25	275	327
3 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/26	500	610
3 Southwestern Illinois Development Authority
Revenue	5.000%	4/15/27	730	908
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,083
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,517
Springfield IL Electric Revenue	5.000%	3/1/23	5,060	5,632
Springfield IL Electric Revenue	5.000%	3/1/24	4,585	5,259
Springfield IL Electric Revenue	5.000%	3/1/25	10,045	11,892
Springfield IL Electric Revenue	5.000%	3/1/26	5,350	6,351
Springfield IL Electric Revenue	5.000%	3/1/27	770	910
4 Springfield IL Water Revenue TOB VRDO	1.150%	2/7/20	4,112	4,112
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/24	2,655	2,671
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/27	250	279
University of Illinois COP	5.000%	8/15/20	5,000	5,104
University of Illinois COP	5.000%	10/1/20	3,850	3,949
University of Illinois COP	5.000%	8/15/21	5,000	5,297
University of Illinois Revenue	5.000%	4/1/27	2,665	3,234
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/22 (4)	500	529
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/24 (4)	500	555
Village of Bolingbrook IL Special Tax Revenue
(Will and DuPage Counties)	4.000%	3/1/25 (4)	555	630
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	1,300	1,302
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)	2,820	2,621
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/24 (4)(ETM)	12,375	11,769
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/22	1,450	1,405
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/23	1,450	1,383
				1,931,259
Indiana (1.4%)
Avon IN Community School Building Corp.
Revenue	5.000%	1/15/21	2,325	2,413
Avon IN Community School Building Corp.
Revenue	5.000%	7/15/21	1,505	1,591

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Avon IN Community School Building Corp.
Revenue	5.000%	7/15/26	1,010	1,251
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	210	222
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	320	351
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	450	512
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	500	529
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	250	274
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	660	751
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	7/15/24	200	234
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	1/15/25	350	416
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	7/15/25	350	422
Brownsburg IN Community 1999 School
Building Corporation Revenue	5.000%	1/15/26	350	428
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,279
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,633
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	3,940
Franklin IN Economic Development Revenue
(Otterbein Homes)	5.000%	7/1/23	950	1,067
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/23	1,655	1,860
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/24	1,250	1,424
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/24	1,500	1,736
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/25	1,055	1,233
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/25	2,355	2,753
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/25	2,030	2,407
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/26	2,080	2,495
Hammond IN Multi-School Building Corp.
Revenue	5.000%	7/15/26	2,130	2,585
Indiana Bond Bank Revenue	0.000%	7/15/24	110	103
Indiana Bond Bank Revenue	0.000%	1/15/25	100	93
Indiana Bond Bank Revenue	0.000%	7/15/25	450	414
Indiana Bond Bank Revenue	0.000%	1/15/26	370	336
Indiana Bond Bank Revenue	0.000%	7/15/26	370	332
Indiana Bond Bank Revenue	0.000%	1/15/27	320	283
Indiana Bond Bank Revenue	0.000%	7/15/27	320	280

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	Indiana Finance Authority Economic
	Development Revenue (Republic Services
	Inc. Project) PUT	1.200%	3/2/20	6,250	6,251
	Indiana Finance Authority Environmental
	Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22	1,125	1,143
	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,421
	Indiana Finance Authority Health System
	Revenue (Sisters of St. Francis Health
	Services Inc. Obligated Group)	5.000%	11/1/22	1,550	1,715
	Indiana Finance Authority Hospital Revenue
	(Community Health Network)	5.000%	5/1/20	860	868
	Indiana Finance Authority Hospital Revenue
	(Goshen Health Obligated Group) PUT	2.100%	11/1/26	2,700	2,789
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,033
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)	5.000%	12/1/20	2,100	2,170
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,683
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)	5.000%	12/1/22	7,050	7,850
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)	5.000%	12/1/23	5,250	6,052
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	5.000%	12/1/21	2,620	2,813
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	1.650%	7/1/22	3,000	3,031
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	1.650%	7/1/22	3,000	3,031
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	1.650%	7/1/22	10,500	10,607
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	5.000%	12/1/22	2,250	2,505
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	5.000%	12/1/23	3,750	4,323
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	5.000%	12/1/24	3,645	4,340
	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT	2.250%	7/1/25	6,250	6,594
1	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	PUT, SIFMA Municipal Swap Index Yield +
	0.280%	1.220%	7/2/21	6,000	6,002

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
PUT, SIFMA Municipal Swap Index Yield +
0.280%	1.220%	7/2/21	6,500	6,502
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/20	615	633
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/21	500	535
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/22	1,005	1,115
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/23	1,275	1,464
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/24	1,145	1,358
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/25	1,550	1,893
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/20	1,830	1,848
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/24	1,015	1,184
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/25	1,205	1,450
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,525	3,525
Indiana Finance Authority Revenue	5.000%	2/1/23	10,245	11,497
Indiana Finance Authority Revenue	5.000%	2/1/23	2,675	2,893
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	1.000%	2/7/20	21,200	21,200
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/21	140	143
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/22	210	218
Indiana Finance Authority Revenue (Butler
University Project)	3.000%	2/1/23	225	238
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/24	200	222
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/24	365	420
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/25	275	313
Indiana Finance Authority Revenue (Butler
University Project)	4.000%	2/1/26	340	394
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20 (ETM)	1,300	1,304
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/21	250	261
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	750	812
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/22	250	275

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/23	700	796
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/20	1,400	1,441
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/21	550	588
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	2,020	2,312
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/23	1,135	1,299
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	3,275	3,867
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/24	1,905	2,250
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	6,240	7,587
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/25	5,315	6,462
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/24	1,375	1,598
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/25	3,200	3,843
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/26	1,255	1,553
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/27	2,175	2,758
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	862
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	475	488
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,792
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	405
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,105
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.930%	2/7/20	17,000	17,000
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	34,516
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/20	1,865	1,902
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/21	1,925	2,021
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/22	1,985	2,143
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/23	1,845	2,044
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/24	850	965

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/24	800	911
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/25	1,050	1,222
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/25	1,100	1,282
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	10/1/26	235	278
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)	4.000%	11/1/26	525	623
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	3,480	3,482
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20 (Prere.)	60	60
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.375%	5/1/20	2,210	2,212
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,380	3,384
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	5,575	5,584
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.350%	8/4/20	3,800	3,806
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	18,794
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	3,691
Indiana University Student Fee Revenue	5.000%	6/1/22	3,105	3,403
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/25	1,535	1,877
Indianapolis IN Local Public Improvement Bond
Bank Revenue	1.450%	6/1/21	8,000	8,006
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/25	1,300	1,556
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/26	1,915	2,363
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	9,000	10,437
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/25 (14)	12,215	14,645
IPS Multi-School Building Corp. Indiana
Revenue	4.000%	1/15/25	3,040	3,469
IPS Multi-School Building Corp. Indiana
Revenue	4.000%	7/15/25	6,190	7,142
IPS Multi-School Building Corp. Indiana
Revenue	4.000%	1/15/26	5,660	6,605
IPS Multi-School Building Corp. Indiana
Revenue	4.000%	7/15/26	6,765	7,959
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	508

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	1/15/24	385	429
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	7/15/24	390	440
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	1/15/25	325	370
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	7/15/25	430	495
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	1/15/26	655	761
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	7/15/26	645	757
Metropolitan School District of Washington
Township Indiana Revenue (School Building
Corp.)	4.000%	7/15/27	930	1,106
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,363
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	937
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	2.050%	6/1/21	2,000	2,021
Tippecanoe County IN School Building Corp.
Revenue	4.000%	1/15/23	380	413
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/23	215	237
Tippecanoe County IN School Building Corp.
Revenue	4.000%	1/15/24	280	312
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/24	300	339
Tippecanoe County IN School Building Corp.
Revenue	4.000%	1/15/25	250	285
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/25	550	635
Tippecanoe County IN School Building Corp.
Revenue	4.000%	1/15/26	420	489
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/26	1,045	1,227
Tippecanoe County IN School Building Corp.
Revenue	4.000%	1/15/27	880	1,041
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/27	675	805
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	1/15/23	540	584
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	7/15/23	440	482
Vigo County IN Building Corp. Lease Rental
Revenue	4.000%	1/15/24	565	626

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Vigo County IN Building Corp. Lease Rental
	Revenue	4.000%	7/15/24	525	589
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	1/15/25	1,175	1,386
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	7/15/25	800	957
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	1/15/26	1,230	1,488
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	7/15/26	635	777
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	1/15/27	1,295	1,599
	Vigo County IN Building Corp. Lease Rental
	Revenue	5.000%	7/15/27	1,325	1,650
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	7/15/22	2,660	2,848
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	1/15/23	3,450	3,742
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	7/15/23	3,135	3,444
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	1/15/24	2,910	3,237
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	7/15/24	2,320	2,613
	Wayne Township School Building Corp. Marion
	County Indiana Revenue	4.000%	1/15/25	4,070	4,627
					439,572
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/23	1,570	1,781
	Des Moines IA GO	5.000%	6/1/24	6,335	7,432
	Des Moines IA GO	5.000%	6/1/25	5,670	6,862
	Iowa Finance Authority Healthcare Revenue
	(Genesis Health System)	5.000%	7/1/24	1,000	1,130
	Iowa Finance Authority Midwestern Disaster
	Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	2,635	2,679
4	Iowa Finance Authority Midwestern Disaster
	Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,661
	Iowa Finance Authority Midwestern Disaster
	Area Revenue (Iowa Fertilizer Co. Project)
	PUT	5.250%	12/1/37	18,000	19,858
	Iowa Finance Authority Revenue	5.000%	8/1/21	9,505	10,088
	Iowa Finance Authority Revenue (Lifespace
	Communities Inc. Obligated Group)	2.875%	5/15/49	1,500	1,515
1	Iowa Finance Authority Revenue PUT, 70% of
	1M USD LIBOR + 0.350%	1.502%	10/1/21	3,750	3,754
	Iowa Financial Authority Revenue (Iowa Health
	System)	5.000%	2/15/21	1,395	1,452
	Iowa Financial Authority Revenue (Iowa Health
	System)	5.000%	2/15/23	1,000	1,118
	Iowa Financial Authority Revenue (Iowa Health
	System)	5.000%	2/15/25	1,700	2,025
	Iowa Financial Authority Revenue (Iowa Health
	System)	5.000%	2/15/26	1,000	1,225

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/21	400	423
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/22	425	461
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/23	500	557
Iowa Special Obligation Revenue	5.000%	6/15/23	4,830	5,486
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	340
Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,833
Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	507
Xenia IA Rural Water District Revenue	5.000%	12/1/24	565	654
				83,841
Kansas (0.4%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/23	1,515	1,674
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/24	1,545	1,750
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	541
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	555
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,229
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	1,100	1,281
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/21	1,325	1,390
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/22	1,010	1,091
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	750	859
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	450	515
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	250	296
Johnson KS GO	4.000%	9/1/25	1,055	1,141
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	3,960	4,377
1 Kansas Department of Transportation Highway
Revenue, 70% of 1M USD LIBOR + 0.300%	1.547%	9/1/21	7,580	7,602
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,010
Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	18,517
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,795	4,123
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,640	19,221
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,420	18,462

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Kansas Development Finance Authority
Revenue	5.000%	11/1/26	5,750	7,213
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/25	1,000	1,187
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/26	500	608
Lawrence KS Hospital Revenue (Lawrence
Memorial Hospital)	5.000%	7/1/27	500	619
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/22	340	365
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/23	250	275
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/24	250	281
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/25	540	621
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/26	1,020	1,193
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/27	870	1,032
Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/23	4,105	4,555
Sedgwick County KS Unified School District No.
259 (Wichita) GO	4.000%	10/1/24	8,085	9,223
Sedgwick County KS Unified School District No.
266 (Maize) GO	4.000%	9/1/20	400	407
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/21	575	612
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/22	1,250	1,382
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/26	6,300	6,917
Seward County KS Unified School District No.
480 GO	3.000%	9/1/20	450	455
Seward County KS Unified School District No.
480 GO	5.000%	9/1/21	400	425
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22	315	347
Seward County KS Unified School District No.
480 GO	5.000%	9/1/23	1,295	1,475
Seward County KS Unified School District No.
480 GO	5.000%	9/1/24	1,540	1,813
Seward County KS Unified School District No.
480 GO	5.000%	9/1/25	1,750	2,126
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/22	180	195
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/23	300	336
University of Kansas Hospital Authority Health
Facilities Revenue	5.000%	3/1/24	300	347
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,152
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/22	1,000	1,104

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/23	1,225	1,400
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,580	1,616
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	775	853
				137,768
Kentucky (1.6%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/21	540	554
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	195	202
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	250	267
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	2,245	2,402
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	315	347
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	765	844
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	300	340
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	680	770
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	315	366
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	550	653
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	660	799
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,396
Jefferson County KY School District Finance
Corp. School Building Revenue	5.000%	6/1/21	555	584
Jefferson County KY School District Finance
Corp. School Building Revenue	5.000%	6/1/23	3,195	3,609
Kenton County KY Airport Revenue	5.000%	1/1/21	750	778
Kenton County KY Airport Revenue	5.000%	1/1/22	785	846
Kenton County KY Airport Revenue	5.000%	1/1/23	500	559
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	3,995	4,086
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/22	8,655	9,590
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,150	1,207
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	870	947
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/25	1,660	1,996

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

4	Kentucky Economic Development Finance
	Authority Health Care Revenue (Madonna
	Manor Inc. Project) TOB VRDO	1.050%	2/7/20 LOC	12,220	12,220
	Kentucky Economic Development Finance
	Authority Medical Center Revenue (King's
	Daughters Medical Center Project)	5.000%	2/1/21	1,185	1,185
	Kentucky Economic Development Finance
	Authority Revenue (CommonSpirit Health)	5.000%	8/1/25	1,000	1,190
	Kentucky Economic Development Finance
	Authority Revenue (CommonSpirit Health)	5.000%	8/1/26	1,225	1,490
	Kentucky Economic Development Finance
	Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21	1,500	1,563
	Kentucky Economic Development Finance
	Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22	1,675	1,797
	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/20 (14)	6,000	6,131
	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/21 (14)	6,085	6,441
3	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/21	1,120	1,170
	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/22 (14)	2,500	2,735
3	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/24	1,300	1,492
	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/25	800	954
	Kentucky Municipal Power Agency Power
	System Revenue	5.000%	9/1/26	2,585	3,147
	Kentucky Property & Building Commission
	Revenue	5.000%	8/1/21	15,885	16,814
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/21	1,000	1,068
3	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/21	8,500	8,992
	Kentucky Property & Building Commission
	Revenue	5.000%	8/1/22	4,510	4,935
	Kentucky Property & Building Commission
	Revenue	5.000%	8/1/22	15,110	16,535
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/22	1,500	1,653
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/23	2,000	2,279
	Kentucky Property & Building Commission
	Revenue	5.000%	8/1/24	1,345	1,564
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/24	1,500	1,757
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/25	2,000	2,407
	Kentucky Property & Building Commission
	Revenue	5.000%	2/1/26	3,260	3,952
	Kentucky Property & Building Commission
	Revenue	5.000%	11/1/26	4,180	5,155
	Kentucky Property & Building Commission
	Revenue	5.000%	5/1/27	1,150	1,430

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Kentucky Property & Building Commission
Revenue	5.000%	5/1/28	500	620
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	1/1/24	1,760	1,942
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/24	5,875	6,538
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	115,875	127,384
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	85,430	95,381
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	10,000	11,228
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	24,000	26,970
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.850%	4/1/21	8,000	8,068
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	1,715	1,757
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,405	1,449
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,855	2,045
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/20 (ETM)	1,000	1,032
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/26	7,330	7,857
Northern Kentucky University General Receipts
Revenue	5.000%	9/1/25 (4)	1,175	1,420
Northern Kentucky University General Receipts
Revenue	5.000%	9/1/26 (4)	1,235	1,529
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/21	2,170	2,229
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/21	940	974
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/22	1,955	2,066
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/22	1,440	1,549
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/23	2,635	2,845
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/23	970	1,047
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/24	3,975	4,390
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/24	985	1,124
Owensboro KY Electric Light & Power System
Revenue	4.000%	1/1/25	2,845	3,207

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Owensboro KY Electric Light & Power System
	Revenue	4.000%	1/1/25	2,000	2,251
	Owensboro KY Electric Light & Power System
	Revenue	4.000%	1/1/26	4,440	5,051
	Owensboro KY Electric Light & Power System
	Revenue	5.000%	1/1/26	1,710	2,059
	Owensboro KY Electric Light & Power System
	Revenue	4.000%	1/1/27	1,975	2,267
	Owensboro KY Electric Light & Power System
	Revenue	5.000%	1/1/27	5,000	6,147
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,100	1,355
					487,979
Louisiana (1.5%)
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/23 (15)	370	421
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/24 (15)	110	129
	Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/25 (15)	790	955
	Calcasieu Parish LA School District No. 23 GO	3.000%	9/1/26 (15)	675	745
	East Baton Rouge Parish LA Capital
	Improvements District Revenue	5.000%	8/1/25	1,000	1,215
	East Baton Rouge Parish LA Capital
	Improvements District Revenue	5.000%	8/1/26	1,450	1,809
	East Baton Rouge Parish LA Industrial
	Development Board Revenue (ExxonMobil
	Project) VRDO	1.190%	2/3/20	5,510	5,510
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/25	845	1,009
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/25	1,250	1,493
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/26	1,000	1,229
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/26	3,015	3,706
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/27	1,100	1,382
	East Baton Rouge Parish LA Sewer
	Commission Revenue	5.000%	2/1/27	2,190	2,752
4	East Baton Rouge Parish LA Sewer
	Commission Revenue TOB VRDO	0.970%	2/7/20	5,520	5,520
4	Franciscan Missionaries of Our Lady Health
	System Obligated Group Louisiana TOB
	VRDO	1.090%	2/7/20	9,475	9,475
	Greater New Orleans Louisiana Expressway
	Commission Revenue	5.000%	11/1/24 (4)	500	590
	Greater New Orleans Louisiana Expressway
	Commission Revenue	5.000%	11/1/25 (4)	570	694
	Greater Ouachita Louisiana Water Co. Inc.
	Waterworks & Sewer System Revenue	3.000%	9/1/23 (15)	250	265
	Greater Ouachita Louisiana Water Co. Inc.
	Waterworks & Sewer System Revenue	5.000%	9/1/25 (15)	500	598
	Greater Ouachita Louisiana Water Co. Inc.
	Waterworks & Sewer System Revenue	5.000%	9/1/26 (15)	400	489
	Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,030
	Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,010	1,081
	Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	4,010	4,449

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Lafayette LA Utilities Revenue	5.000%	11/1/23 (4)	300	344
Lafayette LA Utilities Revenue	5.000%	11/1/24 (4)	540	640
Lafayette LA Utilities Revenue	5.000%	11/1/25 (4)	500	610
Lafayette LA Utilities Revenue	5.000%	11/1/26	7,210	7,996
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	8,106
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,268
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,150	4,533
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	1,645	1,858
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	2,430	2,836
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24	4,195	4,573
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	1,665	2,004
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25	18,420	20,075
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	12,000	13,070
Louisiana GO	5.000%	5/1/22	10,320	11,257
Louisiana GO	5.000%	5/1/22	2,800	3,054
Louisiana GO	5.000%	9/1/22	4,000	4,415
Louisiana GO	5.000%	7/15/23	23,000	25,265
Louisiana GO	5.000%	10/1/23	11,640	13,337
Louisiana GO	5.000%	7/15/24	3,050	3,350
Louisiana GO	5.000%	9/1/24	2,550	3,007
Louisiana GO	5.000%	10/1/24	12,240	14,489
Louisiana GO	5.000%	9/1/25	2,500	3,040
Louisiana GO	5.000%	10/1/25	12,865	15,691
Louisiana GO	5.000%	9/1/26	3,540	4,423
Louisiana GO	5.000%	10/1/26	6,750	8,450
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,420	1,441
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,185	1,250
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21 (15)	1,930	2,056
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/21	225	239
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/22 (15)	2,435	2,682
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	5,000	5,690
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23 (15)	2,265	2,575
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/23	350	398
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	4,365	5,128
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24 (15)	2,370	2,778

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/24	660	772
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/25 (15)	4,300	5,215
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/26	1,055	1,294
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/27	1,000	1,252
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	3.000%	10/1/22	1,000	1,047
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/23	1,000	1,135
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.000%	10/1/24	1,410	1,651
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	4.000%	10/1/25	2,075	2,389
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22	2,500	2,539
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	3,000	3,039
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	2,625	2,658
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23	1,875	1,899
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center) PUT	5.000%	6/1/25	25,000	29,698
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/20	3,275	3,349
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/20	1,800	1,840
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/21	1,700	1,803
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/21	3,655	3,876
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/22	1,960	2,152

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/23	2,480	2,814
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/23	3,200	3,631
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/24	3,445	4,027
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/25	3,995	4,803
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/25	6,600	7,938
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/26	6,330	7,791
Louisiana Public Facilities Authority Hospital
Revenue (Willis-Knighton Medical Center
Project)	5.000%	9/1/27	5,000	6,277
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/21	360	380
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/22	290	316
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/23	395	445
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/24	1,135	1,318
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/25	2,540	3,036
Louisiana Public Facilities Authority Revenue
(Christus Health)	5.000%	7/1/26	2,670	3,265
Louisiana Public Facilities Authority Revenue
(Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,818
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	330	333
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	471
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	380
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	742
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	736
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	859
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,118
New Orleans LA Aviation Board Revenue	5.000%	1/1/22	135	145
New Orleans LA Aviation Board Revenue	5.000%	1/1/23	150	167
New Orleans LA Aviation Board Revenue	5.000%	1/1/24	200	230
New Orleans LA Aviation Board Revenue	5.000%	10/1/24 (4)	100	117
New Orleans LA Aviation Board Revenue	5.000%	1/1/25	100	118

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Orleans LA Aviation Board Revenue	5.000%	10/1/25 (4)	350	420
New Orleans LA GO	5.000%	12/1/20	1,450	1,498
New Orleans LA GO	5.000%	12/1/21	1,260	1,352
New Orleans LA GO	5.000%	12/1/22	700	778
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.000%	4/1/23	7,700	7,831
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.100%	7/1/24	7,200	7,385
Saint John the Baptist Parish LA Revenue
(Marathon Oil Corporation Project) PUT	2.200%	7/1/26	15,400	15,956
Shreveport LA Water & Sewer Revenue	5.000%	12/1/23 (15)	1,500	1,719
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24 (15)	2,825	3,333
Shreveport LA Water & Sewer Revenue	4.000%	12/1/25 (4)	835	965
Shreveport LA Water & Sewer Revenue	5.000%	12/1/25 (15)	2,000	2,423
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,477
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	9,220	9,316
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,081
				446,891
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,176
Maine Governmental Facilities Authority
Revenue	4.000%	10/1/24	690	784
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,154
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,557
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	3,698
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	1,055	1,233
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/24	2,740	3,194
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	5.000%	7/1/24	500	581
Maine Health & Higher Educational Facilities
Authority Revenue (University of New
England)	4.000%	7/1/25	595	678
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47	3,105	3,301
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47	4,325	4,642
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/23	825	941
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/24	860	1,013
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/25	1,590	1,931
				38,883
Maryland (2.8%)
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,449
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,614
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,795
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,202
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,572

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2020

Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,854
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,456
Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,681
Baltimore County MD GO	5.000%	2/1/20	2,100	2,100
Baltimore County MD GO	5.000%	10/15/21	10,400	11,129
Baltimore County MD GO	5.000%	8/1/25	3,000	3,307
Baltimore MD Project Revenue	4.000%	7/1/21	350	365
Baltimore MD Project Revenue	4.000%	7/1/21	300	313
Baltimore MD Project Revenue	5.000%	7/1/21	750	793
Baltimore MD Project Revenue	5.000%	7/1/21	520	550
Baltimore MD Project Revenue	4.000%	7/1/22	400	429
Baltimore MD Project Revenue	5.000%	7/1/22	550	603
Baltimore MD Project Revenue	5.000%	7/1/22	375	412
Baltimore MD Project Revenue	5.000%	7/1/22	500	549
Baltimore MD Project Revenue	4.000%	7/1/23	520	573
Baltimore MD Project Revenue	5.000%	7/1/23	325	369
Baltimore MD Project Revenue	5.000%	7/1/23	550	625
Baltimore MD Project Revenue	5.000%	7/1/23	525	597
Baltimore MD Project Revenue	5.000%	7/1/24	750	882
Baltimore MD Project Revenue	5.000%	7/1/24	615	722
Baltimore MD Project Revenue	5.000%	7/1/25	650	789
Baltimore MD Project Revenue	5.000%	7/1/25	520	631
Baltimore MD Project Revenue	5.000%	7/1/26	1,000	1,248
Baltimore MD Project Revenue	5.000%	7/1/26	500	622
4 Baltimore MD Project Revenue TOB VRDO	1.090%	2/7/20	8,185	8,185
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.650%	6/1/22	180	181
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.750%	6/1/24	100	101
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	3.000%	6/1/24	165	166
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.850%	6/1/26	135	137
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	2.950%	6/1/27	175	178
Charles County MD GO	5.000%	10/1/23	3,400	3,908
Charles County MD GO	5.000%	10/1/24	3,575	4,252
Frederick County MD Tax Increase & Special
Tax Allocation (Oakdale-Lake Linganore
Project)	2.625%	7/1/24	340	343
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25	1,500	1,703
Gaithersburg MD Economic Development
Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26	2,000	2,304
Howard County MD GO	5.000%	2/15/20	4,475	4,481
Howard County MD GO	5.000%	8/15/21	5,250	5,582
Howard County MD GO	5.000%	8/15/22	5,385	5,946
Howard County MD GO	5.000%	8/15/23	4,185	4,789
Howard County MD GO	5.000%	8/15/23	1,390	1,590
Howard County MD GO	5.000%	8/15/24	4,400	5,211
Howard County MD GO	5.000%	8/15/24	1,000	1,184
Maryland Community Development
Administration (Department of Housing &
Community Development) Revenue	3.500%	3/1/50	10,000	10,939

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Maryland Department of Transportation
	Revenue	5.000%	12/1/20	15,495	16,026
	Maryland Department of Transportation
	Revenue	5.000%	12/15/21	7,930	8,542
	Maryland Department of Transportation
	Revenue	5.000%	2/15/22	38,965	42,232
	Maryland Department of Transportation
	Revenue	5.000%	12/15/22	11,270	12,596
	Maryland Department of Transportation
	Revenue	5.000%	2/1/24	10,180	11,430
	Maryland Department of Transportation
	Revenue	4.000%	12/15/24	17,620	19,713
	Maryland Department of Transportation
	Revenue	4.000%	9/1/25	2,125	2,484
	Maryland Department of Transportation
	Revenue	5.000%	10/1/25	25,005	30,698
	Maryland Department of Transportation
	Revenue	4.000%	12/15/25	4,550	5,088
	Maryland Department of Transportation
	Revenue	4.000%	2/1/28	21,560	23,498
	Maryland Department of Transportation
	Revenue	4.000%	5/1/28	10,440	11,978
	Maryland Department of Transportation
	Revenue	4.000%	2/1/29	7,750	8,436
	Maryland Economic Development Corp.
	Revenue (Constellation Energy Group, Inc.
	Project) PUT	2.550%	6/1/20	8,900	8,944
	Maryland Economic Development Corp.
	Revenue (Transportation Facilities Project)	4.000%	6/1/20	1,485	1,499
	Maryland Economic Development Corp.
	Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,721
	Maryland Economic Development Corp.
	Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,654
	Maryland Economic Development Corp.
	Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,727
	Maryland Economic Development Corp.
	Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,772
	Maryland Economic Development Corp. Student
	Housing Revenue (University of Maryland
	College Park)	4.000%	6/1/20 (4)	620	626
	Maryland Economic Development Corp. Student
	Housing Revenue (University of Maryland
	College Park)	4.000%	6/1/21 (4)	700	728
	Maryland Economic Development Corp. Student
	Housing Revenue (University of Maryland
	College Park)	4.000%	6/1/22 (4)	1,200	1,283
	Maryland Economic Development Corp. Student
	Housing Revenue (University of Maryland
	College Park)	4.000%	6/1/23 (4)	1,350	1,482
5	Maryland GO	5.000%	3/1/21 (Prere.)	3,745	3,912
	Maryland GO	4.000%	8/1/21	20,000	20,944
5	Maryland GO	5.000%	8/1/21	30,450	32,338
	Maryland GO	5.000%	8/1/21	34,110	36,225
	Maryland GO	5.000%	8/1/22	4,505	4,967

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Maryland GO	5.000%	8/1/23	35,165	40,182
Maryland GO	5.000%	3/15/24	18,320	21,390
Maryland GO	5.000%	8/1/24	10,025	11,856
Maryland GO	4.000%	3/1/25	34,080	35,226
Maryland GO	5.000%	3/15/25	1,625	1,962
Maryland GO	5.000%	3/15/25	32,130	38,790
Maryland GO	2.750%	8/1/25	590	626
Maryland GO	4.000%	8/1/25	22,770	23,831
Maryland GO	4.000%	8/1/25	16,630	19,430
Maryland GO	5.000%	8/1/25	21,785	26,619
Maryland GO	5.000%	8/1/25	2,600	3,177
Maryland GO	5.000%	6/1/26	1,150	1,353
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,665
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,016
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	5.000%	7/1/22	680	740
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	2.875%	7/1/23	875	921
Maryland Health & Higher Educational Facilities
Authority Revenue (Broadmead Inc.)	5.000%	7/1/25	735	873
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,217
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	1,897
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,061
4 Maryland Health & Higher Educational Facilities
Authority Revenue (Mercy Medical Center)
TOB VRDO	1.050%	2/7/20 LOC	12,690	12,690
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,055	1,067
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	685
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	546
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,375
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,340
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,015	1,059
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,829

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,199
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,422
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,452
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/21	5,790	6,126
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	6,365	6,988
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/23	6,595	7,504
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	13,394
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	1,035	1,204
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	3.000%	3/1/27	3,000	3,220
Montgomery County MD GO	5.000%	11/1/21	22,680	24,312
Montgomery County MD GO	5.000%	12/1/21	10,000	10,754
Montgomery County MD GO	5.000%	12/1/22	8,650	9,654
Montgomery County MD GO	5.000%	11/1/24	5,275	6,291
Montgomery County MD GO	4.000%	11/1/25	6,195	7,283
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/21	2,800	2,968
Prince George MD Consolidated Public
Improvement GO	5.000%	3/1/22	2,210	2,399
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/22	6,075	6,687
Prince George MD Consolidated Public
Improvement GO	5.000%	7/15/23	13,090	14,934
Prince Georges County MD (Regional Medical
Center) COP	5.000%	10/1/24	1,140	1,352
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/23	650	723
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	2.500%	11/1/24	8,965	8,967
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/24	1,145	1,302
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	3.000%	11/1/25	1,375	1,378
Rockville MD Mayor & Council Economic
Development Revenue (Ingleside at King
Farm Project)	5.000%	11/1/25	1,250	1,446

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	15,318
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/24	1,000	1,176
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/21	1,840	1,957
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/22	1,950	2,134
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/23	2,060	2,315
				866,236
Massachusetts (2.6%)
Beth Israel Lahey Health Massachusetts	5.000%	7/1/23	2,605	2,944
Lowell MA Collegiate Charter School GO	4.000%	6/15/24	320	338
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT, SIFMA Municipal
Swap Index Yield + 0.300%	1.240%	8/28/20	29,190	29,190
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	5,777
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	8,535	9,204
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,735	8,662
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/24	3,500	4,061
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/25	7,055	8,461
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/25	2,205	2,644
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	5,000	6,180
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,020	1,292
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	36,825	41,011
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/21	525	552
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/23	765	858
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/24	700	808
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/25	1,400	1,660
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	750	789
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	1,425	1,499
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	925
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,619
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,760

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,055	1,285
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,854
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,146
4 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.000%	2/7/20 LOC	6,430	6,430
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,082
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	1,260	1,281
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,027
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,035	5,319
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	500	528
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,485	3,811
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,810
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,782
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	500	565
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/24	1,350	1,574
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/25	1,570	1,883
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/25	780	935
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/26	5,735	7,052
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	3,205	3,314
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	3,285	3,515
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,725	1,846
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	3,335	3,701
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,200	1,332
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	1,625	1,858
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	3,655	4,180
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,010	1,189
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/22	750	802
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/24	1,000	1,166

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/25	2,320	2,782
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/26	2,000	2,459
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/20	700	709
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/21	750	782
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/23	800	879
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/24	1,420	1,597
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/25	1,195	1,374
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,090	1,143
Massachusetts Development Finance Agency
Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,490
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,286
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,340
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	1,005	1,046
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,945
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,245
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	547
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	813
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	2,000	2,115
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,718
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,186
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/26	10,000	12,492
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/27	9,400	12,013
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/25/24	5,000	5,780
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	4,000	4,769
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,124

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,145
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,249
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/21 (10)	200	213
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	1,025	1,079
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	695	756
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/20	380	385
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	550	581
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	435	475
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	550	601
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,694
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/23	450	508
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,165
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	350	408
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/25	525	628
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/26	550	672
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/26	845	1,043
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,376
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,519
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	820
Massachusetts Development Finance Agency
Revenue (Wellforce Obligated Group)	5.000%	7/1/26	1,940	2,354
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/20	300	307
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/21	250	265
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/22	400	439
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/23	1,035	1,173
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/25	1,145	1,372

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Massachusetts Development Finance Agency
	Revenue (Williams College) PUT	1.450%	7/1/21	5,310	5,345
	Massachusetts Educational Financing Authority
	Education Loan Revenue	5.500%	1/1/22	1,000	1,001
	Massachusetts Federal Highway GAN
	(Accelerated Bridge Program)	5.000%	6/15/20	5,020	5,096
	Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	10,135
5	Massachusetts GO	5.000%	8/1/21	40,500	42,986
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	7,963
	Massachusetts GO	5.250%	8/1/21	2,500	2,663
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	8,399
5	Massachusetts GO	5.000%	7/1/22 (Prere.)	14,955	16,435
5	Massachusetts GO	5.000%	7/1/22 (Prere.)	7,020	7,715
	Massachusetts GO	5.000%	7/1/22	3,255	3,577
	Massachusetts GO	5.000%	11/1/22 (Prere.)	10,000	11,125
	Massachusetts GO	5.000%	11/1/22 (Prere.)	3,500	3,894
	Massachusetts GO	5.000%	5/1/23	8,000	9,055
	Massachusetts GO	5.000%	10/1/23	4,430	5,088
	Massachusetts GO	5.000%	5/1/24	20,000	23,435
	Massachusetts GO	5.000%	7/1/24	1,735	2,044
	Massachusetts GO	3.000%	12/1/24	37,230	40,974
	Massachusetts GO	5.000%	5/1/25	20,000	24,222
	Massachusetts GO	3.000%	12/1/25	8,150	9,129
	Massachusetts GO	5.000%	7/1/26	6,950	8,711
	Massachusetts GO	5.000%	11/1/26	3,005	3,798
	Massachusetts GO	3.000%	12/1/26	25,945	29,388
1	Massachusetts GO PUT	1.050%	7/1/20	24,935	24,935
1	Massachusetts GO PUT	1.700%	8/1/22	32,275	32,797
	Massachusetts Health & Educational Facilities
	Authority Revenue (Milford Regional Medical
	Center)	5.000%	7/15/22	315	318
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/20	960	975
	Massachusetts Health & Educational Facilities
	Authority Revenue (UMass Memorial Medical
	Center)	5.000%	7/1/21	1,415	1,439
	Massachusetts Health & Educational Facilities
	Authority Revenue (University of
	Massachusetts Boston) PUT	1.850%	4/1/22	3,700	3,769
	Massachusetts Housing Finance Agency
	Revenue	1.850%	6/1/20	790	790
	Massachusetts Housing Finance Agency
	Revenue	2.050%	12/1/21	11,455	11,460
	Massachusetts Housing Finance Agency
	Revenue PUT	1.450%	12/1/22	825	829
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	3.500%	6/1/42	4,240	4,457
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	4.000%	12/1/44	2,395	2,537
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue	4.000%	6/1/45	2,130	2,241
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT	1.500%	7/1/20	2,000	2,001

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT, 70% of 1M
	USD LIBOR + 0.380%	1.627%	9/1/21	3,750	3,754
1	Massachusetts Housing Finance Agency Single
	Family Housing Revenue PUT, SIFMA
	Municipal Swap Index Yield + 0.330%	1.270%	12/1/21	2,000	2,000
	Massachusetts Housing Finance Agency Single
	Family Housing Revenue VRDO	0.940%	2/7/20	800	800
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	8/15/25	6,520	7,203
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	8/15/26	3,930	4,335
	Massachusetts Special Obligation Dedicated
	Tax Revenue	5.500%	1/1/23 (14)	12,440	14,062
	Massachusetts Special Obligation Dedicated
	Tax Revenue	5.500%	1/1/24 (14)	28,990	33,982
	Massachusetts Transportation Fund Revenue
	(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,273
	Massachusetts Transportation Fund Revenue
	(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,060
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.000%	8/1/20 (Prere.)	6,000	6,122
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.000%	8/1/21	4,630	4,916
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/21 (Prere.)	6,000	6,370
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/21	4,120	4,375
	Taunton MA BAN	2.500%	5/21/20	1,220	1,224
	University of Massachusetts Building Authority
	Revenue	5.000%	11/1/20	1,250	1,288
	University of Massachusetts Building Authority
	Revenue	5.000%	5/1/26	2,650	3,311
1	University of Massachusetts Building Authority
	Revenue PUT, SIFMA Municipal Swap Index
	Yield + 0.300%	1.240%	8/28/20	9,075	9,075
					789,238
Michigan (2.7%)
	Byron Center MI Public School District GO	5.000%	5/1/23	100	113
	Byron Center MI Public School District GO	5.000%	5/1/24	120	140
	Byron Center MI Public School District GO	5.000%	5/1/25	100	120
	Byron Center MI Public School District GO	5.000%	5/1/26	110	135
	Byron Center MI Public School District GO	5.000%	5/1/27	200	251
	Chippewa Valley MI Schools GO	5.000%	5/1/22	450	491
	Chippewa Valley MI Schools GO	5.000%	5/1/23	3,095	3,495
	Chippewa Valley MI Schools GO	5.000%	5/1/23	575	649
	Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,575	1,590
	Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,441
	Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,925	2,097
	Detroit MI City School District GO	5.000%	5/1/23	2,115	2,308
	Detroit MI City School District GO	5.000%	5/1/25	8,750	9,542
	Detroit MI City School District GO	5.000%	5/1/26	8,155	8,890
4	Detroit MI City School District GO VRDO	1.140%	2/7/20 (18)TOB	4,000	4,000

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/21 (4)	395	415
	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/23 (4)	450	505
	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/24 (4)	2,000	2,312
	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/25 (4)	1,200	1,384
	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/25 (4)	525	606
	Detroit MI Downtown Development Authority
	Tax Allocation Revenue	5.000%	7/1/26 (4)	1,000	1,152
	Detroit MI GO	5.000%	4/1/20	500	502
	Detroit MI GO	5.000%	4/1/21	500	516
	Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,783
	Detroit MI Water Supply System Revenue	5.250%	7/1/27	5,000	5,287
	Downriver MI Utility Wastewater Authority
	Revenue	5.000%	4/1/24 (4)	675	775
	Downriver MI Utility Wastewater Authority
	Revenue	5.000%	4/1/25 (4)	700	826
	East Lansing MI School District GO	5.000%	5/1/20	600	606
	East Lansing MI School District GO	5.000%	5/1/22	2,110	2,298
	East Lansing MI School District GO	4.000%	5/1/23	390	427
	East Lansing MI School District GO	4.000%	5/1/24	900	1,013
	East Lansing MI School District GO	4.000%	5/1/26	530	624
	Eastern Michigan University Revenue	5.000%	3/1/24 (15)	1,835	2,119
	Eastern Michigan University Revenue	5.000%	3/1/25 (15)	1,610	1,914
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,069
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,980
	Fremont MI Public School District GO	5.000%	5/1/23	430	485
	Fremont MI Public School District GO	5.000%	5/1/24	470	548
	Fremont MI Public School District GO	5.000%	5/1/25	730	878
	Grand Rapids MI Public Schools GO	5.000%	5/1/24 (4)	1,700	1,980
	Great Lakes MI Water Authority Sewer Disposal
	System Revenue	5.000%	7/1/24	1,000	1,170
	Great Lakes MI Water Authority Sewer Disposal
	System Revenue	5.000%	7/1/25	1,665	2,009
	Great Lakes MI Water Authority Sewer Disposal
	System Revenue	5.000%	7/1/25	2,500	3,017
4	Great Lakes MI Water Authority Sewer Disposal
	System Revenue TOB VRDO	1.110%	2/7/20 (4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/22	1,890	2,070
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/23	4,820	5,465
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/23	4,365	4,937
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/24	3,000	3,501
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/25	3,500	4,212
	Holt MI Public Schools GO	5.000%	5/1/22	275	300
	Holt MI Public Schools GO	5.000%	5/1/23	460	518
	Holt MI Public Schools GO	5.000%	5/1/24	425	495

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Holt MI Public Schools GO	5.000%	5/1/25	710	852
	Holt MI Public Schools GO	5.000%	5/1/26	900	1,108
	Hudsonville MI Public Schools GO	5.000%	5/1/22	260	283
	Hudsonville MI Public Schools GO	5.000%	5/1/23	300	338
	Hudsonville MI Public Schools GO	5.000%	5/1/25	340	406
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/21	500	525
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/22	565	615
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/23	500	562
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/24	550	638
3	Kalamazoo MI Public Schools GO	4.000%	5/1/26	655	767
	Karegnondi Water Authority Michigan Water
	Supply System Revenue (Karegnondi Water
	Pipeline)	5.000%	11/1/22	700	772
	Karegnondi Water Authority Michigan Water
	Supply System Revenue (Karegnondi Water
	Pipeline)	5.000%	11/1/23	250	285
	Karegnondi Water Authority Michigan Water
	Supply System Revenue (Karegnondi Water
	Pipeline)	5.000%	11/1/24	500	585
	Kentwood MI Economic Development Corp.
	Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,306
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,686
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	262
	Lake Orion MI Community School District GO	5.000%	5/1/24	525	613
	Lake Orion MI Community School District GO	5.000%	5/1/25	1,405	1,691
	Lake Orion MI Community School District GO	5.000%	5/1/26	1,000	1,239
	Lansing MI Board of Water & Light Utility
	System Revenue	5.000%	7/1/22	340	374
	Lansing MI Board of Water & Light Utility
	System Revenue	5.000%	7/1/23	340	387
	Lansing MI Board of Water & Light Utility
	System Revenue	5.000%	7/1/24	375	441
	Lansing MI Board of Water & Light Utility
	System Revenue	5.000%	7/1/25	375	454
	Lansing MI School District GO	4.000%	5/1/20	365	368
	Lansing MI School District GO	4.000%	5/1/21	375	389
	Lansing MI School District GO	4.000%	5/1/22	340	363
	Lansing MI School District GO	5.000%	5/1/23	435	491
	Lansing MI School District GO	5.000%	5/1/24	350	408
	Lansing MI School District GO	5.000%	5/1/25	435	524
	Lansing MI School District GO	5.000%	5/1/26	425	526
	Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,049
	Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,705	1,924
	Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,398
	Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,099

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Macomb MI Interceptor Drain Drainage District
	Special Assessment Revenue	5.000%	5/1/24	1,510	1,766
	Macomb MI Interceptor Drain Drainage District
	Special Assessment Revenue	5.000%	5/1/25	1,065	1,287
	Macomb MI Interceptor Drain Drainage District
	Special Assessment Revenue	5.000%	5/1/26	1,340	1,667
	Marquette MI Board of Light & Power Electric
	Utility System Revenue	5.000%	7/1/21	710	751
	Marquette MI Board of Light & Power Electric
	Utility System Revenue	5.000%	7/1/22	2,335	2,547
	Marquette MI Board of Light & Power Electric
	Utility System Revenue	5.000%	7/1/23	1,300	1,464
	Marquette MI Board of Light & Power Electric
	Utility System Revenue	5.000%	7/1/24	530	615
	Michigan Building Authority Revenue	5.000%	4/15/20	7,035	7,092
	Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,314
	Michigan Building Authority Revenue	5.000%	4/15/22	4,410	4,804
	Michigan Building Authority Revenue	5.000%	4/15/23	1,545	1,745
	Michigan Building Authority Revenue	5.000%	10/15/23	685	787
	Michigan Building Authority Revenue	5.000%	4/15/24	1,310	1,531
	Michigan Building Authority Revenue	5.000%	4/15/25	2,000	2,413
	Michigan Building Authority Revenue	5.000%	4/15/26	4,000	4,964
	Michigan Finance Authority Revenue	5.000%	4/1/20	5,400	5,433
	Michigan Finance Authority Revenue	5.000%	4/1/21	8,370	8,738
	Michigan Finance Authority Revenue	5.000%	4/15/21	6,280	6,586
	Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,307
	Michigan Finance Authority Revenue	5.000%	12/1/21 (Prere.)	1,020	1,096
	Michigan Finance Authority Revenue	5.000%	4/1/22	12,685	13,695
	Michigan Finance Authority Revenue	5.000%	10/1/22	525	560
	Michigan Finance Authority Revenue	5.000%	11/1/22	675	748
	Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,044
	Michigan Finance Authority Revenue	5.000%	10/1/23	1,290	1,426
	Michigan Finance Authority Revenue	5.000%	11/1/23	695	794
	Michigan Finance Authority Revenue	5.000%	11/1/24	820	968
	Michigan Finance Authority Revenue	5.000%	11/1/25	1,020	1,239
	Michigan Finance Authority Revenue	5.000%	11/15/26	2,875	3,422
	Michigan Finance Authority Revenue (Ascension
	Health Credit Group) PUT	4.000%	8/15/24	17,700	19,957
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/20	1,250	1,269
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	5.000%	8/1/21	3,580	3,794
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	5.000%	8/1/22	2,500	2,746
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	5.000%	8/1/28	4,265	4,965
4	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group) TOB VRDO	1.140%	2/7/20	6,060	6,060
3	Michigan Finance Authority Revenue (Bronson
	Healthcare Group)	4.000%	5/15/22	590	628
3	Michigan Finance Authority Revenue (Bronson
	Healthcare Group)	4.000%	5/15/24	1,260	1,401
3	Michigan Finance Authority Revenue (Bronson
	Healthcare Group)	4.000%	5/15/25	1,365	1,547

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

3	Michigan Finance Authority Revenue (Bronson
	Healthcare Group)	4.000%	5/15/26	1,870	2,155
	Michigan Finance Authority Revenue (Bronson
	Healthcare Group) PUT	3.500%	11/15/22	3,500	3,715
	Michigan Finance Authority Revenue (Bronson
	Healthcare Group) PUT	3.750%	5/15/26	17,715	20,143
	Michigan Finance Authority Revenue (Detroit
	School District)	5.000%	5/1/25	1,315	1,572
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/20 (14)	8,020	8,154
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/20 (4)	8,500	8,642
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,349
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,050
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/21 (4)	16,260	17,188
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/21 (4)	10,000	10,571
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,170
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/21	1,000	1,057
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/22 (14)	2,000	2,178
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/22	1,500	1,641
	Michigan Finance Authority Revenue (Henry
	Ford Health System Obligated Group)	5.000%	11/15/21	1,875	2,004
	Michigan Finance Authority Revenue (Henry
	Ford Health System Obligated Group)	5.000%	11/15/22	2,170	2,401
	Michigan Finance Authority Revenue (Henry
	Ford Health System Obligated Group)	5.000%	11/15/23	3,205	3,666
	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.)	5.000%	5/15/20	600	607
	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.)	5.000%	5/15/21	600	631
	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.)	5.000%	5/15/22	800	871
	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.)	5.000%	2/15/25	510	607
	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.)	5.000%	2/15/26	600	734
1	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.) PUT, 68% of 1M USD
	LIBOR + 0.400%	1.522%	10/15/21	14,895	14,921
4	Michigan Finance Authority Revenue (McLaren
	Health Care Corp.) TOB VRDO	1.040%	2/7/20	5,800	5,800
	Michigan Finance Authority Revenue
	(MidMichigan Obligated Group)	4.000%	6/1/20	600	606
	Michigan Finance Authority Revenue
	(MidMichigan Obligated Group)	5.000%	6/1/21	1,105	1,162

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,090
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,500	2,557
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,711
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	2,920	3,232
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,305	9,614
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,360
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	1,850	1,983
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,780	6,431
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,120	7,032
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	2,115	2,430
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	2,110	2,504
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	4,250	5,199
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.500%	12/1/28	1,450	1,773
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	5.000%	2/1/25	18,000	21,307
Michigan GAN	5.000%	3/15/20	6,080	6,108
Michigan GAN	5.000%	3/15/21	4,045	4,228
Michigan GAN	5.000%	3/15/23	2,190	2,463
Michigan GAN	5.000%	3/15/25	22,170	26,630
Michigan GAN	5.000%	3/15/26	5,875	7,272
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/1/25	4,315	5,265
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/1/26	4,000	5,003
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/1/27	3,375	4,311
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.950%	4/1/20	6,250	6,259
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.375%	5/1/20	1,210	1,211
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,085	2,088
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.900%	4/1/21	11,435	11,544
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.400%	3/15/23	16,610	17,236
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	6/1/23	11,500	12,592
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	4.000%	7/1/24	7,500	8,431

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Michigan Hospital Finance Authority Revenue
	(Trinity Health Credit Group)	5.000%	12/1/21	1,000	1,072
	Michigan Hospital Finance Authority Revenue
	(Trinity Health Credit Group)	5.000%	12/1/22	1,000	1,113
	Michigan Hospital Finance Authority Revenue
	(Trinity Health Credit Group)	5.000%	12/1/23	2,270	2,608
	Michigan Hospital Finance Authority Revenue
	(Trinity Health Credit Group)	5.000%	12/1/24	1,775	2,106
	Michigan Hospital Finance Authority Revenue
	(Trinity Health Credit Group)	5.000%	12/1/25	1,540	1,884
	Michigan Housing Development Authority
	Revenue	1.500%	10/1/22	1,150	1,152
	Michigan Housing Development Authority Single
	Family Mortgage Revenue	4.000%	6/1/46	7,150	7,625
	Michigan Housing Development Authority Single
	Family Mortgage Revenue	3.500%	6/1/48	9,810	10,469
	Michigan Housing Development Authority Single
	Family Mortgage Revenue	4.250%	12/1/49	19,725	22,013
	Michigan State University Revenue	5.000%	2/15/21	2,000	2,084
	Michigan State University Revenue	4.000%	2/15/24	800	896
	Michigan State University Revenue	5.000%	2/15/24	330	383
	Michigan State University Revenue	5.000%	8/15/24	445	525
	Michigan State University Revenue	5.000%	2/15/25	1,000	1,195
	Michigan State University Revenue	5.000%	2/15/25	430	514
	Michigan State University Revenue	5.000%	8/15/25	500	607
	Michigan State University Revenue	5.000%	2/15/26	3,000	3,687
	Michigan State University Revenue	5.000%	2/15/26	450	553
	Michigan State University Revenue	5.000%	8/15/26	500	622
	Michigan State University Revenue	5.000%	8/15/27	200	254
4	Michigan State University Revenue VRDO	1.200%	2/3/20 TOB	46,400	46,400
	Michigan Strategic Fund Limited Obligation
	Revenue (Cadillac Place Project)	5.250%	10/15/22	1,460	1,567
	Michigan Strategic Fund Limited Obligation
	Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	14,990	15,016
	Michigan Strategic Fund Limited Obligation
	Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	2,003
	Michigan Strategic Fund Limited Obligation
	Revenue (Facility for Rare Isotope Beams
	Project at Michigan State University)	5.000%	3/1/20	800	802
	Michigan Strategic Fund Limited Obligation
	Revenue (Facility for Rare Isotope Beams
	Project at Michigan State University)	5.000%	3/1/21	615	641
	Michigan Trunk Line Revenue	5.000%	11/15/22	1,435	1,598
	Milan MI Area Schools GO	5.000%	5/1/22	500	544
	Milan MI Area Schools GO	5.000%	5/1/23	585	658
	Milan MI Area Schools GO	5.000%	5/1/25	1,575	1,882
	Milan MI Area Schools GO	5.000%	5/1/26	2,010	2,469
	Northern Michigan University Revenue	5.000%	12/1/23	645	740
	Northern Michigan University Revenue	5.000%	12/1/24	775	917
	Northern Michigan University Revenue	5.000%	12/1/25	1,340	1,629
	Northville MI Public Schools GO	4.000%	5/1/22	240	256
	Northville MI Public Schools GO	4.000%	5/1/23	350	384
	Northville MI Public Schools GO	5.000%	5/1/24	300	350
	Northville MI Public Schools GO	5.000%	5/1/25	350	421

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Northville MI Public Schools GO	5.000%	5/1/26	400	495
	Oakland University MI Revenue	5.000%	3/1/20	1,780	1,785
	Oakland University MI Revenue	5.000%	3/1/21	1,000	1,043
	Oakland University MI Revenue	5.000%	3/1/22	1,285	1,392
	Oakland University MI Revenue	5.000%	3/1/23	495	555
	Portage MI Public Schools GO	5.000%	11/1/20	750	773
	Portage MI Public Schools GO	5.000%	5/1/22	1,790	1,947
	Portage MI Public Schools GO	5.000%	11/1/22	1,470	1,627
	Rochester MI Community School District GO	5.000%	5/1/21	4,100	4,305
	Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,795
	Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,380
	Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,126
	Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,262
	Royal Oak MI City School District GO	5.000%	5/1/21	715	751
	Royal Oak MI Hospital Finance Authority
	Hospital Revenue (William Beaumont
	Hospital)	5.000%	9/1/20	1,580	1,617
	Saline MI Area Schools GO	2.000%	5/1/21	1,100	1,114
	Saline MI Area Schools GO	5.000%	5/1/23	725	819
	Saline MI Area Schools GO	5.000%	5/1/24	1,000	1,167
	Saline MI Area Schools GO	5.000%	5/1/25	875	1,053
	University of Michigan Revenue	5.000%	4/1/21	1,065	1,116
1	University of Michigan Revenue PUT, SIFMA
	Municipal Swap Index Yield + 0.270%	1.590%	4/1/22	10,410	10,396
	Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,415
	Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,895	3,255
	Washtenaw County MI Intermediate School
	District GO	5.000%	5/1/26	3,350	4,130
	Washtenaw County MI Intermediate School
	District GO	5.000%	5/1/27	4,360	5,485
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20	360	372
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20	3,490	3,605
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21	700	751
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21	4,900	5,256
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22	2,235	2,485
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22	500	555
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,615
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,665	3,066
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23	845	970
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24	2,550	3,030
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24	500	593
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	3,000	3,335
	Wayne County MI Airport Authority Revenue
	(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24	1,055	1,253
	Wayne County MI Airport Authority Revenue
	(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25	750	918
	Wayne State University Michigan Revenue	5.000%	11/15/26	1,505	1,868
4	Wayne State University Michigan Revenue TOB
	VRDO	0.990%	2/7/20	5,685	5,685
	Wayne Westland MI Community Schools GO	4.000%	11/1/21	785	825
	Wayne Westland MI Community Schools GO	5.000%	11/1/22	290	321
	Western Michigan University Revenue	5.000%	11/15/21	1,055	1,130
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,795
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,884

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,820
				823,126
Minnesota (1.0%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/24	400	458
Duluth MN Independent School District No. 709
COP	5.000%	2/1/25	375	443
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	400	485
Hennepin County MN Regional Railroad
Authority GO	5.000%	12/1/26	2,580	3,262
Hennepin County MN Sales Tax Revenue
(Ballpark Project)	5.000%	12/15/25	1,365	1,683
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21	550	569
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23	1,110	1,242
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24	1,245	1,438
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/24	6,200	7,227
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/24	2,250	2,622
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/25	6,200	7,466
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/25	2,250	2,709
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	675	696
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	600	643
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	660	733
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	850	977
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/23	1,530	1,759
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/24	1,050	1,247
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/25	3,320	4,062
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/26	1,900	2,381
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	129

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	363
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	2,820	2,925
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,090	1,176
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	250	270
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	5,485	6,137
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	305	342
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	7,445	8,622
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	1,000	1,158
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	225	261
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	1,000	1,197
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	1,245	1,535
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/27	1,235	1,559
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	9/1/25	6,370	7,035
Minneapolis MN GO	5.000%	12/1/20	4,065	4,205
Minneapolis MN GO	5.000%	12/1/21	2,485	2,673
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	588
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	221
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/21	1,420	1,502
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/22	1,150	1,251
Minneapolis MN Improvement and Various
Purpose GO	4.000%	12/1/24	1,640	1,884
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	7,520
Minneapolis MN Special School District No. 1
GO	5.000%	2/1/24	2,370	2,751
Minnesota General Fund Revenue	5.000%	3/1/28	2,880	3,114
Minnesota GO	5.000%	8/1/20 (Prere.)	100	102
Minnesota GO	5.000%	8/1/21	6,000	6,369
Minnesota GO	5.000%	8/1/21	15,500	16,454
Minnesota GO	5.000%	8/1/23	1,025	1,171
Minnesota GO	5.000%	8/1/23	5,295	6,050
Minnesota GO	5.000%	8/1/23	6,565	6,699
Minnesota GO	5.000%	10/1/23	8,250	8,814
Minnesota GO	5.000%	8/1/24	19,660	23,251
Minnesota GO	5.000%	8/1/24	10,300	12,181
Minnesota GO	5.000%	8/1/24	2,620	3,099
Minnesota GO	5.000%	8/1/24	3,290	3,891

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Minnesota GO	4.000%	10/1/24	14,225	15,832
Minnesota GO	5.000%	8/1/25	14,710	17,974
Minnesota GO	5.000%	8/1/25	10,255	12,531
Minnesota GO	5.000%	8/1/25	1,995	2,438
Minnesota GO	5.000%	8/1/26	4,345	5,128
Minnesota GO	5.000%	8/1/26	1,000	1,258
Minnesota GO	5.000%	8/1/26	1,970	2,477
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	502
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	440
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	527
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	10/1/24	250	283
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/25	250	302
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	5.000%	10/1/26	300	372
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/47	4,925	5,287
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	1/1/48	5,570	6,042
Minnesota Housing Finance Agency Residential
Housing Revenue	4.250%	7/1/49	10,625	11,875
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,296
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/21	2,500	2,592
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/22	587	632
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/23	1,150	1,281
Northern Minnesota Municipal Power Agency
Electric System Revenue	5.000%	1/1/24	1,590	1,829
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,368
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,264
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,728
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,975	3,234
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	4.000%	11/15/20	470	481
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/21	520	556
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/22	365	404
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/23	785	898

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/24	800	945
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/25	675	822
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/26	1,785	2,219
University of Minnesota Revenue	5.000%	8/1/22	1,610	1,774
University of Minnesota Revenue	5.000%	4/1/24	1,145	1,337
University of Minnesota Revenue	5.000%	9/1/24	1,740	2,060
University of Minnesota Revenue	5.000%	10/1/24	1,880	2,232
University of Minnesota Revenue	5.000%	4/1/25	1,210	1,460
University of Minnesota Revenue	5.000%	10/1/25	2,085	2,556
University of Minnesota Revenue	5.000%	4/1/26	1,355	1,685
University of Minnesota Revenue	5.000%	10/1/26	3,250	4,095
				310,617
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,224
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,185
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,742
Harrison County MS School District GO	4.000%	6/1/24	1,250	1,406
Harrison County MS School District GO	4.000%	6/1/25	2,175	2,499
Jackson MS Public School District GO	5.000%	4/1/22	1,610	1,744
Jackson MS Public School District GO	5.000%	4/1/26	1,065	1,300
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.200%	2/3/20	20,000	20,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Revenue (Coast Electric
Power Association) VRDO	1.350%	5/1/20	1,900	1,901
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/23	2,040	2,271
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/24	4,190	4,816
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/25	5,850	6,938
Mississippi Gaming Tax Revenue	5.000%	10/15/21	1,170	1,250
Mississippi Gaming Tax Revenue	5.000%	10/15/22	1,610	1,780
Mississippi Gaming Tax Revenue	5.000%	10/15/23	1,050	1,200
Mississippi Gaming Tax Revenue	5.000%	10/15/24	1,070	1,261
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,085	1,315
Mississippi Gaming Tax Revenue	5.000%	10/15/25	1,500	1,818
Mississippi GO	5.000%	11/1/23	18,500	20,570

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Mississippi GO	5.000%	11/1/25	5,000	5,554
1	Mississippi GO PUT, 67% of 1M USD LIBOR +
	0.330%	1.523%	9/1/20	9,095	9,096
	Mississippi Home Corp. Revenue (Gateway
	Affordable Communities LP) PUT	2.400%	8/1/21 (Prere.)	2,500	2,554
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Health System)	5.000%	9/1/24	2,480	2,841
1	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Health System)
	PUT, SIFMA Municipal Swap Index Yield +
	1.300%	2.240%	8/15/20	10,375	10,377
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Memorial Health
	Care Obligated Group)	5.000%	9/1/21	4,340	4,576
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Memorial Health
	Care Obligated Group)	5.000%	9/1/23	500	558
1	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Baptist Memorial Health
	Care Obligated Group) PUT	1.350%	3/2/20	8,120	8,122
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Forrest General Hospital
	Inc.)	5.000%	1/1/22	550	590
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Forrest General Hospital
	Inc.)	5.000%	1/1/24	430	490
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (Forrest General Hospital
	Inc.)	5.000%	1/1/26	1,515	1,821
	Mississippi State University Educational Building
	Corp. Revenue	5.000%	8/1/22	220	242
	Mississippi State University Educational Building
	Corp. Revenue	5.000%	8/1/23	750	854
	Mississippi State University Educational Building
	Corp. Revenue	5.000%	8/1/23	600	682
	Mississippi State University Educational Building
	Corp. Revenue	5.000%	8/1/24	500	589
	Warren County MS Gulf Opportunity Zone
	Revenue (International Paper Co. Projects)
	PUT	2.900%	9/1/23	6,625	6,926
	West Rankin MS Utility Authority Revenue	5.000%	1/1/23 (4)	275	307
	West Rankin MS Utility Authority Revenue	5.000%	1/1/24 (4)	400	461
	West Rankin MS Utility Authority Revenue	5.000%	1/1/25 (4)	525	624
					134,484
Missouri (0.5%)
	Bi-State Development Agency of the Missouri-
	Illinois Metropolitan District Mass Transit
	Sales Tax Revenue	5.000%	10/1/21	1,100	1,175
	Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,431
	Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,613
	Branson MO Industrial Development Authority
	Tax Increase Revenue (Branson Shoppes
	Redevelopment)	4.000%	11/1/22	350	364

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/23	750	787
Branson MO Industrial Development Authority
Tax Increase Revenue (Branson Shoppes
Redevelopment)	4.000%	11/1/24	2,345	2,472
Brentwood MO COP	4.000%	10/1/24	225	254
Brentwood MO COP	4.000%	10/1/25	210	243
Brentwood MO COP	4.000%	10/1/26	215	249
Brentwood MO COP	4.000%	10/1/27	270	311
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/22	600	640
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/23	1,675	1,837
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/24	1,740	1,960
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (Southeast Health)	5.000%	3/1/25	1,450	1,676
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,013
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/22	785	859
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,020	2,081
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	5,020	5,966
Franklin County MO COP	3.000%	4/1/21	335	343
Franklin County MO COP	3.000%	11/1/21	200	207
Franklin County MO COP	3.000%	4/1/22	450	469
Franklin County MO COP	3.000%	11/1/22	205	216
Franklin County MO COP	3.000%	4/1/23	925	978
Franklin County MO COP	3.000%	11/1/23	430	460
Franklin County MO COP	3.000%	4/1/24	475	510
Franklin County MO COP	3.000%	11/1/24	440	477
Franklin County MO COP	4.000%	4/1/25	990	1,129
Franklin County MO COP	4.000%	11/1/25	455	526
Franklin County MO COP	4.000%	4/1/26	1,035	1,202
Franklin County MO COP	4.000%	11/1/26	475	558
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,150	2,388
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,315	2,739
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,614
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,585

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,275	1,311
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,300	1,387
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,392
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,320	1,457
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,556
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,140
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,373
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/24	1,000	1,159
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/20	1,075	1,090
Lee's Summit MO Senior Living Facilities
Revenue (John Knox Village)	5.000%	8/15/22	1,725	1,833
Lees Summit MO TAN	3.500%	11/1/23	1,065	1,084
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/25	1,255	1,516
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,329
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(Southeast Missouri State University)	5.000%	10/1/25	1,225	1,465
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	877
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,475
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,410	3,774
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/24	1,000	1,182
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,089
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester E.
Cox Obligated Group)	5.000%	11/15/24	1,075	1,267
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Mosaic
Health System)	5.000%	2/15/25	1,500	1,783
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	5.000%	6/1/23	17,600	19,322
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/26	555	691

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Missouri Health & Educational Facilities
Authority Revenue (Christian Homes Inc.
Obligated Group)	5.000%	5/15/26	1,285	1,471
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	900
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	414
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,440	1,538
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,320
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	848
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,455	4,682
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,285	6,513
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,375	4,706
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/23	1,050	1,169
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	1,000	1,151
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	1/1/26	1,025	1,180
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,325	1,342
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,075	1,111
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,400	1,474
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	1,994
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,255	3,554
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,735	1,928
Springfield MO Public Utility Revenue	5.000%	8/1/23	3,500	3,997
Springfield MO School District No. R-12 GO	3.000%	3/1/20	480	481
Springfield MO School District No. R-12 GO	3.000%	3/1/21	1,375	1,406
Springfield MO School District No. R-12 GO	3.000%	3/1/23	615	654
Springfield MO School District No. R-12 GO	3.000%	3/1/24	625	677

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Obligated Group)	3.000%	9/1/22	300	307
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/25	1,440	1,742
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/26	1,500	1,862
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	1,535	1,643
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,010	1,117
				151,065
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	26,043
Gallatin County MT High School District No. 7
GO	5.000%	6/1/23	490	556
Gallatin County MT High School District No. 7
GO	5.000%	12/1/23	515	595
Gallatin County MT High School District No. 7
GO	5.000%	6/1/24	530	622
Gallatin County MT High School District No. 7
GO	5.000%	12/1/24	680	812
Gallatin County MT High School District No. 7
GO	5.000%	6/1/25	565	685
Gallatin County MT High School District No. 7
GO	5.000%	12/1/25	935	1,150
Lewis & Clark County MT School District No. 1
GO	5.000%	7/1/23	560	634
Lewis & Clark County MT School District No. 1
GO	5.000%	7/1/24	770	901
Lewis & Clark County MT School District No. 1
GO	5.000%	7/1/25	375	451
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/22	200	218
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	3.000%	6/1/23	350	370
Montana Facility Finance Authority Health
Facilities Revenue (Bozeman Deaconess
Health Services Obligated Group)	5.000%	6/1/25	380	452
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,342
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,547
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,311
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,462
Montana Facility Finance Authority Hospital
Revenue (SCL Health System)	5.000%	1/1/23	625	696
				41,847

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Multiple States (0.9%)
1,6 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue VRDO, SIFMA Municipal
	Swap Index Yield + 0.210%	1.150%	1/30/20 LOC	5,500	5,500
	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.290%	2/3/20	14,150	14,150
4	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.040%	2/7/20 LOC	102,500	102,500
	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.290%	2/3/20	39,000	39,000
4	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.000%	2/7/20 LOC	84,200	84,200
4	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.000%	2/7/20 LOC	34,100	34,100
					279,450
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,171
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,497
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,528
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	4.000%	8/1/25	84,320	95,696
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/20	1,400	1,438
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	5.000%	11/1/22	1,000	1,103
	Douglas County NE School District No. 17 GO	4.000%	6/15/24	6,715	7,208
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/20	600	612
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	5.000%	4/1/20	1,350	1,359
	Municipal Energy Agency of Nebraska Power
	Supply System Revenue	5.000%	4/1/23	1,030	1,157
	Nebraska Investment Finance Authority Single
	Family Housing Revenue	3.000%	9/1/43	675	683
	Nebraska Investment Finance Authority Single
	Family Housing Revenue	4.000%	9/1/44	2,290	2,415
	Nebraska Investment Finance Authority Single
	Family Housing Revenue	3.500%	9/1/45	5,445	5,719
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	1.000%	2/7/20	8,600	8,600
	Nebraska Public Power District Revenue	5.000%	7/1/20	6,600	6,711
	Nebraska Public Power District Revenue	5.000%	1/1/21	4,660	4,834
	Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,333
	Nebraska Public Power District Revenue	5.000%	7/1/21	3,200	3,385
	Nebraska Public Power District Revenue	5.000%	1/1/22	1,285	1,385
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,330	1,485
	Nebraska Public Power District Revenue	5.000%	1/1/24	1,750	2,021

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21	1,500	1,553
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/22	4,880	5,237
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23	2,560	2,844
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/24	5,495	6,307
Nebraska Public Power Generation Agency
Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/25	1,000	1,184
Omaha NE GO	5.000%	1/15/24	750	869
Omaha NE GO	5.000%	1/15/25	375	448
Omaha NE GO	5.000%	1/15/26	500	616
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,420	6,682
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,574
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,050
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,822
University of Nebraska Student Fee Revenue	5.000%	7/1/21 (ETM)	1,335	1,412
University of Nebraska Student Fee Revenue	5.000%	7/1/22 (ETM)	1,400	1,537
				197,475
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,189
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/22	790	861
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/24	750	866
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	1,865	1,974
Clark County NV Airport Improvement Revenue	5.000%	7/1/23	4,750	5,400
Clark County NV Airport Improvement Revenue	5.000%	7/1/24	3,500	4,116
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	1,235	1,451
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	3,000	3,642
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	2,000	2,428
Clark County NV Airport Improvement Revenue	5.000%	7/1/26	9,080	11,330
Clark County NV Airport Improvement Revenue	5.000%	7/1/26	26,030	32,479
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,883
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/24	1,040	1,222
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/25	1,155	1,397
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/26	1,125	1,400
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,050
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,173

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Clark County NV Passenger Facility Charge
	Revenue (Las Vegas McCarran International
	Airport)	5.000%	7/1/22	3,060	3,358
	Clark County NV Passenger Facility Charge
	Revenue (Las Vegas McCarran International
	Airport)	5.000%	7/1/26	20,560	25,654
	Clark County NV School District GO	5.000%	6/15/20	3,125	3,171
	Clark County NV School District GO	5.000%	6/15/20	520	528
	Clark County NV School District GO	5.000%	6/15/21	4,515	4,763
	Clark County NV School District GO	5.000%	6/15/21	7,110	7,500
	Clark County NV School District GO	5.000%	6/15/21 (4)	3,390	3,576
	Clark County NV School District GO	5.000%	6/15/22	5,530	6,051
	Clark County NV School District GO	5.000%	6/15/22	1,255	1,373
	Clark County NV School District GO	5.000%	6/15/22 (4)	3,555	3,894
	Clark County NV School District GO	5.000%	6/15/23	5,820	6,595
	Clark County NV School District GO	5.000%	6/15/23	1,760	1,961
	Clark County NV School District GO	5.000%	6/15/23	7,835	8,879
	Clark County NV School District GO	5.000%	6/15/23 (4)	3,735	4,239
	Clark County NV School District GO	5.000%	6/15/23 (4)	3,695	4,194
	Clark County NV School District GO	4.000%	6/15/24 (4)	3,625	4,031
	Clark County NV School District GO	5.000%	6/15/24	3,505	4,108
	Clark County NV School District GO	5.000%	6/15/24	8,230	9,645
	Clark County NV School District GO	5.000%	6/15/24	2,280	2,672
	Clark County NV School District GO	5.000%	6/15/24 (4)	7,840	9,206
	Clark County NV School District GO	5.000%	6/15/24 (4)	3,880	4,556
	Clark County NV School District GO	5.000%	6/15/25	8,640	10,454
	Clark County NV School District GO	5.000%	6/15/25 (4)	8,235	9,988
	Clark County NV School District GO	5.000%	6/15/25	1,770	2,142
	Clark County NV School District GO	5.000%	6/15/25 (4)	8,145	9,879
	Clark County NV School District GO	5.000%	6/15/26	9,075	11,247
	Clark County NV School District GO	5.000%	6/15/26	6,760	8,264
	Clark County NV School District GO	5.000%	6/15/26 (4)	8,545	10,620
	Clark County NV School District GO	5.000%	6/15/26 (4)	8,555	10,633
	Humboldt County NV Pollution Control Revenue
	(Idaho Power Co.)	1.450%	12/1/24	6,300	6,321
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/21	1,000	1,056
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/22	250	274
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/22	1,570	1,721
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/23	600	681
	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/23	1,190	1,351
4	Las Vegas NV Convention & Visitors Authority
	TOB VRDO	1.020%	2/7/20	6,665	6,665
	Las Vegas NV New Convention & Visitors
	Authority Revenue	5.000%	7/1/23	600	681
	Las Vegas NV New Convention & Visitors
	Authority Revenue	5.000%	7/1/24	500	586
	Las Vegas NV New Convention & Visitors
	Authority Revenue	5.000%	7/1/25	600	724
	Nevada GO	5.000%	8/1/25	2,315	2,820

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Nevada GO	5.000%	8/1/26	2,315	2,900
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/24	2,680	3,142
1,4 Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax) TOB PUT	1.210%	2/3/20	23,890	23,890
North Las Vegas NV GO	5.000%	6/1/24 (4)	2,810	3,272
North Las Vegas NV GO	5.000%	6/1/25 (4)	2,950	3,535
North Las Vegas NV GO	5.000%	6/1/26 (4)	3,095	3,811
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/21	120	122
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/22	155	159
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/23	125	129
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.500%	6/1/24	125	129
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.750%	6/1/25	150	158
North Las Vegas NV Local Improvement (Valley
Vista Special Improvement District No. 64)	3.750%	6/1/26	185	195
Reno NV Capital Improvement Revenue	5.000%	6/1/25 (4)	500	595
Reno NV Capital Improvement Revenue	5.000%	6/1/26 (4)	500	610
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21	500	525
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/21 (4)	320	336
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/22 (4)	335	363
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23	455	510
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/23 (4)	355	396
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/24	250	288
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/25	485	576
Washoe County NV Gas & Water Facilities
Revenue PUT	3.000%	6/1/22	9,500	9,900
Washoe County NV Highway Revenue	5.000%	2/1/24	300	348
Washoe County NV Highway Revenue	5.000%	2/1/25	350	418
Washoe County NV Highway Revenue	5.000%	2/1/26	850	1,043
Washoe County NV Highway Revenue	5.000%	2/1/27	350	440
				351,712
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,309
New Hampshire Business Finance Authority
Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23	5,480	5,765
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/21	1,250	1,327
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/22	925	1,015

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/23	1,675	1,898
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/22	565	620
New Hampshire Health & Education Facilities
Authority Revenue (Partners Healthcare
System Inc.)	5.000%	7/1/23	400	455
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,215
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,581
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,228
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,810	2,071
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/24	1,015	1,163
				28,647
New Jersey (4.7%)
Aberdeen NJ GO	3.000%	3/6/20	13,233	13,254
Atlantic City NJ GO	5.000%	11/1/20	4,025	4,077
Atlantic City NJ GO	5.000%	12/1/20	7,260	7,363
Atlantic City NJ GO	5.000%	3/1/21 (15)	300	312
Atlantic City NJ GO	5.000%	11/1/21	3,020	3,109
Atlantic City NJ GO	5.000%	12/1/21	2,405	2,479
Atlantic City NJ GO	5.000%	3/1/23 (15)	500	554
Atlantic City NJ GO	5.000%	3/1/23 (4)	1,250	1,385
Atlantic City NJ GO	5.000%	3/1/24 (15)	300	343
Atlantic City NJ GO	5.000%	3/1/24 (4)	1,300	1,485
Atlantic City NJ GO	5.000%	3/1/25 (15)	800	941
Atlantic City NJ GO	5.000%	3/1/25 (4)	750	882
Atlantic City NJ GO	5.000%	3/1/26 (4)	1,115	1,346
Atlantic County NJ GO	3.000%	10/1/22 (15)	810	854
Bergen County NJ GO	3.000%	12/1/24	2,565	2,820
Bergen County NJ GO	3.000%	12/1/25	3,865	4,318
Bergen County NJ GO	3.000%	12/1/26	2,110	2,387
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,290	2,293
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,553
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,468

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/26	2,715	3,096
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	2,000	2,273
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,120	1,239
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/25	550	655
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/26	1,000	1,223
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/27	500	628
East Orange NJ GO	4.000%	9/15/26 (4)	525	615
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	1,475	1,516
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22 (15)	1,095	1,209
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	1,829
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	2,955
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,225	1,338
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/24 (4)	1,250	1,479
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/25 (4)	1,835	2,238
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/26 (4)	1,300	1,624
4 Inspira Health Obligated Group New Jersey
TOB VRDO	1.060%	2/7/20	1,975	1,975
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,079
New Jersey Building Authority Revenue	5.000%	6/15/23	160	179
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/22	2,885	3,103
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/23	535	588
New Jersey Economic Development Authority
Revenue	5.000%	6/15/20	1,000	1,014
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	2,000	2,102
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	5,405	5,680
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	3,055	3,318
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,870	68,283

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	10,000	10,861
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	750	825
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,000	4,479
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	7,750	8,679
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	6,395	7,161
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	16,000	17,917
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24	4,000	4,602
New Jersey Economic Development Authority
Revenue	5.000%	6/15/24	1,630	1,876
New Jersey Economic Development Authority
Revenue	5.000%	6/15/25	2,500	2,942
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	505	568
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	8,425	8,538
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22	4,400	4,682
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23 (15)	7,000	7,887
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24 (15)	2,705	2,884
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/21 (4)	1,850	1,916
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	4.000%	6/1/22 (4)	2,000	2,125
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/23 (4)	2,800	3,138
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/24 (4)	1,155	1,335
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/25 (4)	1,105	1,314
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC)	5.000%	1/1/23	500	542
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC)	5.000%	1/1/25	1,950	2,209

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	913
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,350
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	3,000	3,043
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/20	500	507
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	5,780
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,142
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,019
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	14,094
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	150	156
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	830	893
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	1,580	1,644
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,205
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,826
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	10,525	11,669
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25	340	400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	15,000	18,326
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	4,100	4,590
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	13,785	16,134
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	15,000	18,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	3,460	3,824
4 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.970%	2/7/20 LOC	15,000	15,000
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/24	2,945	3,389
New Jersey Economic Development Authority
Revenue (State Capitol Joint Management
Commission)	5.000%	6/15/25	8,200	9,649
New Jersey Economic Development Authority
Revenue (State Police Barracks Project)	5.000%	6/15/23	200	224
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/22	1,315	1,365

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Jersey Economic Development Authority
Revenue (United Methodist Homes of New
Jersey Obligated Group)	4.000%	7/1/20	780	786
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/20	405	410
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/21	500	528
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/22	730	798
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,128
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23 (15)	3,955	4,469
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/23	465	521
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/24	4,640	5,339
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/15/25	4,000	4,592
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/25	1,685	2,032
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/23	3,125	3,561
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/21	440	464
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/25 (15)	1,790	2,129
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,991
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,727
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,710	2,969
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	1,030	1,209
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	1,900	2,298
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/26	2,170	2,691
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/25	15,000	18,009
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) PUT	5.000%	7/1/26	7,000	8,645
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	2,120	2,238
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	2,100	2,132
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/20	700	717

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/21	1,250	1,327
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/22	1,500	1,643
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/24	3,380	3,911
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/20	140	142
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/21	220	233
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/22	300	328
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/23	240	272
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	3,000	3,507
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/24	300	351
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/25	250	301
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/26	2,400	2,964
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,057
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,645
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,270
New Jersey Health Care Facilities Financing
Authority Revenue (St Joseph's Healthcare
System Obligated Group)	5.000%	7/1/26	1,555	1,869
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,010
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/21	1,000	1,049
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/22	1,500	1,624

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/23	3,000	3,346
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/20	1,000	1,011
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	5.000%	7/1/21	325	337
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/23	955	1,070
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/21 (4)	1,000	1,051
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/25 (4)	2,380	2,831
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/26 (4)	1,800	2,136
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	4.000%	7/1/21	2,130	2,222
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/22	1,270	1,393
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/23	850	965
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/24	1,125	1,321
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/25	1,375	1,667
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/26	2,600	3,239
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/27	1,430	1,822
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	4,700	5,725
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	2,700	3,369
New Jersey Higher Education Assistance
Authority Student Loan Revenue	2.375%	12/1/29	12,920	13,225
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.375%	11/1/21	2,425	2,434
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.350%	6/1/22	1,625	1,633
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.350%	12/1/22	2,650	2,665
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.500%	5/1/23	3,085	3,110
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20	5,555	5,578
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue (GK
Preservation LLC) PUT	2.450%	10/1/20	3,750	3,782

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue
	(Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21	2,900	2,915
4	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue TOB
	VRDO	0.970%	2/7/20	8,400	8,400
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue	4.500%	10/1/48	19,500	21,791
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/20	625	637
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/21	2,000	2,119
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/22	3,250	3,554
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/23	5,460	6,154
	New Jersey Sports & Exposition Authority
	Revenue	5.250%	12/15/23 (4)	4,315	4,973
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/24	11,270	13,047
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/25	1,465	1,733
1	New Jersey TRANS, SIFMA Municipal Swap
	Index Yield + 0.370%	1.310%	6/25/20	300,000	299,997
	New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	23,088
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	4.000%	6/15/20	300	303
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,660	18,923
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,075	9,551
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/21	5,000	5,262
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,050	10,928
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/22	8,335	9,063
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,125	11,356
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/23	8,250	9,253
	New Jersey Transportation Trust Fund Authority
	Federal Highway Reimbursement Revenue	5.000%	6/15/24	5,000	5,774
	New Jersey Transportation Trust Fund Authority
	Revenue	5.250%	12/15/22 (4)	1,125	1,256
	New Jersey Transportation Trust Fund Authority
	Revenue	5.000%	12/15/24	5,000	5,836
	New Jersey Transportation Trust Fund Authority
	Revenue	5.000%	6/15/25	1,110	1,241
	New Jersey Transportation Trust Fund Authority
	Revenue	5.000%	12/15/25	14,000	16,688
	New Jersey Transportation Trust Fund Authority
	Revenue	4.250%	6/15/26	190	214

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue	5.000%	6/15/20	11,000	11,158
	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue	5.000%	6/15/21	12,550	13,190
	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue	5.000%	6/15/21	1,295	1,361
	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue	5.000%	6/15/22	2,890	3,139
	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue	5.000%	6/15/23	2,500	2,800
1	New Jersey Transportation Trust Fund Authority
	Transportation Program Revenue PUT,
	SIFMA Municipal Swap Index Yield + 1.200%	2.140%	12/15/21	24,000	24,266
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/20	14,635	14,845
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,181
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,010
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/21	970	1,042
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/22	3,750	4,171
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/22 (2)	1,135	1,263
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/22 (2)	5,445	6,057
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.500%	12/15/22 (14)	22,000	24,627
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.500%	12/15/22 (4)	4,175	4,692
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.750%	6/15/23 (14)	4,000	4,585
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/23	475	540
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/23 (2)	230	264
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/23	100	115
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/24	4,200	4,903
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	0.000%	12/15/25 (2)	1,810	1,633
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/25	8,250	9,834
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	0.000%	12/15/26	10,000	8,701
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/26	13,250	16,054
4	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	1.140%	2/7/20 LOC	18,981	18,981
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,037
	New Jersey Turnpike Authority Revenue	5.000%	1/1/25	3,540	4,230

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	New Jersey Turnpike Authority Revenue PUT,
	70% of 1M USD LIBOR + 0.460%	1.707%	1/1/21	22,065	22,093
4	New Jersey Turnpike Authority Revenue TOB
	VRDO	1.090%	2/7/20	6,000	6,000
1	New Jersey Turnpike Authority Revenue, 70% of
	1M USD LIBOR + 0.340%	1.587%	1/1/21	2,500	2,505
1	New Jersey Turnpike Authority Revenue, 70% of
	1M USD LIBOR + 0.480%	1.727%	1/1/22	3,495	3,509
1	New Jersey Turnpike Authority Revenue, 70% of
	1M USD LIBOR + 0.480%	1.727%	1/1/22	4,530	4,549
	North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25 (14)(ETM)	9,000	8,409
	Ocean City NJ General Improvement GO	4.000%	9/15/26	2,805	3,331
	Plainfield NJ Board of Education GO	5.000%	8/1/26 (15)	2,115	2,621
	Rutgers State University New Jersey Revenue	5.000%	5/1/20 (ETM)	2,000	2,020
4	Rutgers State University New Jersey Revenue
	TOB VRDO	0.920%	2/7/20	865	865
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,204
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/20	805	827
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/21	850	904
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/22	895	984
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/23	935	1,060
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/24 (4)	485	570
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/25 (4)	530	639
	South Jersey Transportation Authority New
	Jersey Transportation System Revenue	5.000%	11/1/26 (4)	1,090	1,341
	Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,074
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/20	2,030	2,054
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/21	3,550	3,721
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/22	3,500	3,789
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/23	3,025	3,372
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/24	8,010	9,181
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/25	11,140	13,100
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	3.200%	6/1/27	16,995	17,432
	Toms River NJ Board of Education GO	2.000%	7/15/27	1,810	1,849
	Trenton NJ GO	4.000%	7/15/22 (4)	2,080	2,222
	Trenton NJ GO	4.000%	7/15/23 (4)	1,555	1,704
	Trenton NJ GO	5.000%	8/1/23 (4)	705	797
	Trenton NJ GO	5.000%	8/1/24 (4)	695	811
	Trenton NJ GO	5.000%	8/1/25 (4)	1,650	1,975
	Union County NJ GO	5.000%	2/15/21	5,615	5,856

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Union County NJ GO	5.000%	2/15/22	6,275	6,801
					1,427,270
New Mexico (0.6%)
	Albuquerque Bernalillo County NM Water Utility
	Authority Revenue	5.000%	7/1/20	2,000	2,034
	Albuquerque Bernalillo County NM Water Utility
	Authority Revenue	5.000%	7/1/20	3,225	3,279
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	1,800	1,836
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	6,695	6,831
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	1,130	1,199
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	5,450	5,784
	New Mexico Finance Authority Revenue	5.000%	6/15/24	1,845	2,173
	New Mexico Finance Authority Revenue	5.000%	6/1/25	1,475	1,789
	New Mexico Finance Authority Revenue	5.000%	6/15/25	1,110	1,348
	New Mexico Finance Authority Revenue	5.000%	6/1/26	3,385	4,215
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/22	3,750	4,114
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/23	29,695	33,779
	New Mexico Finance Authority Transportation
	Revenue	4.000%	6/15/25	13,765	14,711
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/25	9,205	11,175
	New Mexico Hospital Equipment Loan Council
	Hospital Revenue PUT	5.000%	8/1/25	9,000	10,793
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services)	5.000%	8/1/21	1,640	1,737
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	1.180%	2/3/20	3,000	3,000
	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	5.000%	5/1/25	53,040	62,685
	Santa Fe NM Retirement Facilities Revenue (El
	Castillo Retirement Project)	2.250%	5/15/24	300	301
					172,783
New York (13.7%)
3	Albany County NY GO	5.000%	11/1/22	965	1,047
3	Albany County NY GO	5.000%	11/1/23	765	858
3	Albany County NY GO	5.000%	11/1/24	795	920
	Amherst NY Development Corp. Student
	Housing Facility Revenue	5.000%	10/1/21	500	533
	Amherst NY Development Corp. Student
	Housing Facility Revenue	5.000%	10/1/22	1,000	1,105
	Amherst NY Development Corp. Student
	Housing Facility Revenue	5.000%	10/1/24 (4)	1,000	1,179
	Brookhaven NY Local Development Corp.
	Revenue (Jefferson's Ferry Project)	5.000%	11/1/22	500	543

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/23	600	669
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,400	1,470
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,275	2,466
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/23	3,720	4,146
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	2,130	2,434
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	2,000	2,336
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,250	5,076
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/20	1,265	1,295
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/21	1,355	1,428
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/26	450	538
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/21	200	211
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic Health
System Obligated Group)	5.000%	7/1/24	1,055	1,229
Copiague NY Union Free School District GO	2.000%	6/25/20	12,500	12,545
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/20	1,000	1,016
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/21	300	316
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/22	300	327
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/23	350	393
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/24	350	405
Elwood NY Union Free School District TAN	2.000%	6/26/20	6,750	6,775
Geneva NY BAN	2.500%	5/7/20	10,422	10,457
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/21	430	453
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/21	250	264
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/22	265	289
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/23	1,435	1,615
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/23	275	310

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/24	290	336
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/25	800	951
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/25	305	362
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/26	320	389
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	335	414
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/20	1,295	1,326
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,000	1,065
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,379
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	2,055	2,269
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	828
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/23	1,010	1,154
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	750	885
Long Island NY Power Authority Electric System
Revenue	0.000%	12/1/26 (4)	2,375	2,143
Long Island NY Power Authority Electric System
Revenue PUT	1.650%	9/1/24	45,000	45,809
Metropolitan Transportation Authority New York
BAN	4.000%	2/3/20	15,220	15,220
Metropolitan Transportation Authority New York
BAN	4.000%	9/1/20	43,520	44,251
Metropolitan Transportation Authority New York
BAN	5.000%	9/1/20	4,825	4,934
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	2,075	2,178
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/21	36,425	38,240
Metropolitan Transportation Authority New York
BAN	5.000%	9/1/21	62,800	66,644
Metropolitan Transportation Authority New York
BAN	5.000%	5/15/22	100,000	108,594
1 Metropolitan Transportation Authority New York
PUT, 67% of 1M USD LIBOR + 0.650%	1.843%	7/1/21	38,310	38,344
Metropolitan Transportation Authority New York
Revenue	5.000%	2/1/23	145,975	162,183
Metropolitan Transportation Authority New York
Revenue	5.000%	11/15/30	4,025	4,457
Metropolitan Transportation Authority New York
Revenue PUT	5.000%	11/15/22	42,760	47,237
Metropolitan Transportation Authority New York
Revenue PUT	5.000%	5/15/24	22,020	25,404
Metropolitan Transportation Authority New York
Revenue PUT	5.000%	11/15/24	6,000	7,051

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	Metropolitan Transportation Authority New York
	Revenue PUT, 69% of 1M USD LIBOR +
	0.300%	1.529%	4/1/21 (4)	33,375	33,318
1	Metropolitan Transportation Authority New York
	Revenue PUT, SIFMA Municipal Swap Index
	Yield + 0.500%	1.440%	3/1/22	14,125	14,145
	Metropolitan Transportation Authority New York
	Revenue VRDO	1.180%	2/3/20 LOC	19,105	19,105
	Metropolitan Transportation Authority New York
	Revenue VRDO	5.000%	11/15/24	20,000	23,513
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/24	1,400	1,645
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/25	1,700	2,066
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/21	745	789
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/21	1,350	1,430
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/22	480	528
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/22	1,930	2,124
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/23	1,100	1,256
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/23	1,115	1,273
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/25	720	880
	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester
	Project)	5.000%	7/1/25	400	489
	Nassau County NY GO	5.000%	4/1/20	14,340	14,431
	Nassau County NY GO	5.000%	4/1/21	11,075	11,589
	Nassau County NY GO	5.000%	1/1/22	9,685	10,423
	Nassau County NY GO	5.000%	7/1/25 (4)	1,860	2,255
	Nassau County NY GO	5.000%	7/1/26 (4)	1,000	1,244
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/20	4,670	4,745
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (South Nassau
	Communities Hospital)	5.000%	7/1/20	1,660	1,686
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Winthrop
	University Hospital Association Project)	5.000%	7/1/20	170	173

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,865	1,967
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	608
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,053
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	810	882
New York City NY GO	5.000%	8/1/20	20,000	20,408
New York City NY GO	5.000%	8/1/20	15,475	15,791
New York City NY GO	5.000%	8/1/20	4,500	4,592
New York City NY GO	5.000%	10/1/20	4,375	4,494
New York City NY GO	5.000%	8/1/21	10,000	10,617
New York City NY GO	5.000%	8/1/21	23,000	24,419
New York City NY GO	5.000%	8/1/21	11,990	12,730
New York City NY GO	5.000%	8/1/21	2,040	2,166
New York City NY GO	5.000%	8/1/21	4,000	4,247
New York City NY GO	5.000%	8/1/21	12,195	12,947
New York City NY GO	5.000%	8/1/21	5,890	6,253
New York City NY GO	5.000%	8/1/21	17,280	18,346
New York City NY GO	5.000%	8/1/21	6,240	6,625
New York City NY GO	5.000%	8/1/21	9,150	9,714
New York City NY GO	5.000%	8/1/22	12,980	14,305
New York City NY GO	5.000%	8/1/22	6,165	6,794
New York City NY GO	5.000%	8/1/22	23,580	25,987
New York City NY GO	5.000%	8/1/22	1,510	1,664
New York City NY GO	5.000%	8/1/22	4,050	4,463
New York City NY GO	5.000%	8/1/22	14,715	16,217
New York City NY GO	5.000%	8/1/22	4,435	4,888
New York City NY GO	5.000%	8/1/22	40,950	45,131
New York City NY GO	5.000%	8/1/22	5,085	5,604
New York City NY GO	5.000%	8/1/23	20,105	22,958
New York City NY GO	5.000%	8/1/23	21,030	24,014
New York City NY GO	5.000%	8/1/23	2,455	2,803
New York City NY GO	5.000%	8/1/23	10,030	11,453
New York City NY GO	5.000%	8/1/23	14,930	17,049
New York City NY GO	5.000%	8/1/23	31,445	35,907
New York City NY GO	5.000%	8/1/24	3,565	4,211
New York City NY GO	5.000%	8/1/24	3,335	3,939
New York City NY GO	5.000%	8/1/24	6,330	7,477
New York City NY GO	5.000%	8/1/24	32,670	38,590
New York City NY GO	5.000%	8/1/24	1,215	1,435
New York City NY GO	5.000%	8/1/24	5,565	6,573
New York City NY GO	5.000%	8/1/24	43,705	51,624
New York City NY GO	5.000%	8/1/25	4,010	4,582
New York City NY GO	5.000%	8/1/25	22,880	27,902
New York City NY GO	5.000%	8/1/25	1,755	2,005
New York City NY GO	5.000%	8/1/25	2,300	2,805
New York City NY GO	5.000%	8/1/25	3,285	4,006
New York City NY GO	5.000%	8/1/25	49,430	60,280
New York City NY GO	5.000%	8/1/26	3,000	3,762
New York City NY GO	5.000%	8/1/26	9,610	10,591
New York City NY GO	5.000%	8/1/26	2,495	3,129

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2020

New York City NY GO	5.000%	8/1/26	4,810	5,301
5 New York City NY GO	5.000%	8/1/27	5,770	6,241
New York City NY GO	5.000%	8/1/27	9,990	11,007
New York City NY GO PUT	5.000%	2/1/24	30,000	34,120
4 New York City NY GO TOB VRDO	1.200%	2/3/20 LOC	20,835	20,835
New York City NY GO VRDO	1.160%	2/3/20	21,000	21,000
New York City NY GO VRDO	1.180%	2/3/20	8,500	8,500
New York City NY GO VRDO	1.180%	2/3/20	12,100	12,100
New York City NY GO VRDO	1.180%	2/3/20	31,500	31,500
New York City NY GO VRDO	0.950%	2/7/20 LOC	10,975	10,975
New York City NY Health & Hospital Corp.
Revenue	5.000%	2/15/22	1,900	1,906
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,075	3,206
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/25	12,625	12,664
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	4,839
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.700%	7/1/21	8,350	8,352
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	2.350%	7/1/22	17,250	17,476
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	1.000%	2/7/20 LOC	26,675	26,675
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood)	2.350%	7/1/22	3,800	3,850
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	1.750%	7/3/23	11,125	11,246
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.100%	7/3/23	1,750	1,779
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	42,500	44,401
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (Sustainable
Neighborhood) PUT	2.750%	12/29/23	3,950	4,127
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	1.050%	2/7/20	5,300	5,300
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	2,610	2,611
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	3,215	3,216
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	2.000%	12/31/21	7,750	7,785
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	4,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/24	3,305	3,903

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/26	20,000	24,047
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	1.150%	2/3/20	32,475	32,475
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	1.180%	2/3/20	21,935	21,935
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	1.180%	2/3/20	20,000	20,000
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	1.180%	2/3/20	19,225	19,225
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.950%	2/7/20	49,250	49,250
	New York City NY Sales Tax Asset Receivable
	Corp. Revenue	5.000%	10/15/21	19,665	21,086
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/20 (ETM)	1,500	1,528
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/21 (ETM)	1,520	1,614
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/22 (ETM)	4,585	5,055
	New York City NY Transitional Finance Authority
	Building Aid Revenue	5.000%	7/15/24	1,055	1,246
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	2/1/20	6,470	6,470
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	2/1/20	8,925	8,925
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/20	3,090	3,185
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/21	9,015	9,660
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/21	7,990	8,562
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/22	6,040	6,710
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	2/1/25	1,535	1,662
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	8/1/32	1,225	1,434
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	1.180%	2/3/20	10,100	10,100
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	1.180%	2/3/20	35,600	35,600
	New York City NY Transitional Finance Authority
	Future Tax Secured Revenue	5.000%	8/1/24	5,545	6,558
4	New York City NY Transitional Finance Authority
	Future Tax Secured Revenue TOB VRDO	1.200%	2/3/20 LOC	12,030	12,030
4	New York City NY Transitional Finance Authority
	Future Tax Secured Revenue TOB VRDO	1.200%	2/3/20 LOC	35,300	35,300

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New York City NY Transitional Finance Authority
	Revenue	5.000%	2/1/24	1,200	1,299
	New York City NY Transitional Finance Authority
	Revenue VRDO	1.180%	2/3/20	25,390	25,390
	New York Convention Center Development
	Corp. Revenue	5.000%	11/15/21	2,025	2,172
	New York Convention Center Development
	Corp. Revenue	5.000%	11/15/22	1,060	1,179
	New York Convention Center Development
	Corp. Revenue	5.000%	11/15/24	1,040	1,226
4	New York Liberty Development Corp. Revenue
	(Goldman Sachs Headquarters) TOB VRDO	1.240%	2/7/20	4,464	4,464
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/20	1,560	1,608
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/20	5,000	5,155
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/23	35,310	40,500
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/23	1,000	1,147
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/24	2,785	3,094
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/24	27,915	33,119
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/25	2,360	2,620
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/25	25,035	30,567
	New York Metropolitan Transportation Authority
	Revenue	5.000%	11/15/27	2,160	2,393
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	4,748
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	5.000%	11/15/20 (ETM)	1,025	1,059
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	5.000%	11/15/20	1,375	1,418
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	5.000%	3/1/22	75,240	81,424
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,110	3,458
1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) PUT, SIFMA
	Municipal Swap Index Yield + 0.450%	1.390%	6/1/22	435	435
	New York Metropolitan Transportation Authority
	Revenue (Hudson Yards Development)	5.000%	11/15/46	14,205	14,231
	New York Metropolitan Transportation Authority
	Revenue PUT	5.000%	2/15/20	54,175	54,244
	New York Metropolitan Transportation Authority
	Revenue PUT	4.000%	11/15/20	11,000	11,169
	New York Metropolitan Transportation Authority
	Revenue PUT	5.000%	11/15/20	50,050	51,570
1	New York Metropolitan Transportation Authority
	Revenue PUT, 67% of 1M USD LIBOR +
	0.650%	1.843%	7/1/21	4,415	4,419

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	New York Metropolitan Transportation Authority
	Revenue PUT, 67% of 1M USD LIBOR +
	0.700%	1.893%	2/1/20	9,500	9,500
1	New York Metropolitan Transportation Authority
	Revenue PUT, 69% of 1M USD LIBOR +
	0.570%	1.799%	4/6/20 (4)	8,250	8,254
1	New York Metropolitan Transportation Authority
	Revenue PUT, 69% of 1M USD LIBOR +
	0.680%	1.909%	4/6/21 (4)	350	351
1	New York Metropolitan Transportation Authority
	Revenue PUT, SIFMA Municipal Swap Index
	Yield + 0.450%	1.390%	11/15/22	10,000	10,004
1	New York Metropolitan Transportation Authority
	Revenue PUT, SIFMA Municipal Swap Index
	Yield + 0.580%	1.520%	6/1/20	89,350	89,358
	New York State Dormitory Authority Revenue	5.000%	3/15/23 (Prere.)	3,935	4,446
	New York State Dormitory Authority Revenue	5.000%	3/15/24	42,500	49,678
	New York State Dormitory Authority Revenue	5.000%	7/1/24	2,000	2,364
	New York State Dormitory Authority Revenue	5.000%	10/1/24	5,000	5,939
	New York State Dormitory Authority Revenue	5.000%	7/1/25	2,000	2,446
	New York State Dormitory Authority Revenue	5.000%	10/1/25	5,000	6,132
	New York State Dormitory Authority Revenue	5.000%	10/1/25 (4)	3,500	4,297
	New York State Dormitory Authority Revenue
	(Culinary Institute of America)	4.500%	7/1/24	745	824
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/22	8,500	9,350
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/23	6,590	7,518
	New York State Dormitory Authority Revenue
	(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,064
	New York State Dormitory Authority Revenue
	(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,395
	New York State Dormitory Authority Revenue
	(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,090	4,487
	New York State Dormitory Authority Revenue
	(Montefiore Obligated Group)	5.000%	8/1/24	2,000	2,330
	New York State Dormitory Authority Revenue
	(Montefiore Obligated Group)	5.000%	8/1/25	3,535	4,235
	New York State Dormitory Authority Revenue
	(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20 (Prere.)	2,275	2,313
	New York State Dormitory Authority Revenue
	(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20 (Prere.)	5,995	6,096
	New York State Dormitory Authority Revenue
	(Mount Sinai School of Medicine of New York
	University)	5.000%	7/1/20 (Prere.)	1,260	1,281
	New York State Dormitory Authority Revenue
	(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,538
	New York State Dormitory Authority Revenue
	(New York University Hospitals Center)	5.000%	7/1/27	2,650	3,095
	New York State Dormitory Authority Revenue
	(New York University)	5.000%	7/1/23	2,170	2,476
	New York State Dormitory Authority Revenue
	(North Shore - Long Island Jewish Obligated
	Group)	5.000%	5/1/21	2,555	2,682

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,440	2,656
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/20	1,000	1,023
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	4.000%	12/1/21	1,200	1,261
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/22	1,000	1,105
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	45
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,707
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/24	380	427
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,005
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	9,758
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	34,920
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	13,196
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	8,141
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23 (Prere.)	5,000	5,632
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	50,990	59,364
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	58,640	68,270
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	12,000	14,011
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	56,870	68,446
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25 (ETM)	15	18
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	23,150	27,937
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	3,440	4,270
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	30,000	37,321
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	41,475	51,596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,705	6,378
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	6,700	7,944
New York State Dormitory Authority Revenue
(Personal Income Tax) VRDO	1.000%	2/7/20	11,200	11,200

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,200	1,233
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,736
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,725	1,843
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	19,425	21,024
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/22	11,525	12,477
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	4,080	4,523
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	3,335	3,698
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,575	5,087
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/23	4,460	4,959
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	7,560	8,677
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	10,595	12,173
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/24	2,285	2,609
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,060	7,195
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	3,000	3,562
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	2,800	3,326
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	2,040	2,496
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,930	2,367
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/20	220	223
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/21	245	259
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/22	450	483
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/23	250	284
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/21	1,060	1,121
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/22	500	547
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/23	1,145	1,295
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	60,050	62,792
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,900	3,152
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25 (ETM)	5	6

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	37,485	45,319
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.) PUT	2.625%	7/3/23	30,000	31,307
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	14,000	15,253
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	23,900	26,039
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.)
PUT	3.000%	7/1/25	10,000	10,895
New York State Environmental Facilities Corp.
Revenue	5.000%	8/15/26	3,185	3,452
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,046
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	9,420	9,429
New York State Housing Finance Agency
Affordable Housing Revenue	1.400%	5/1/20	1,620	1,621
New York State Housing Finance Agency
Affordable Housing Revenue	1.350%	5/1/21	7,115	7,134
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	2,935	2,947
New York State Housing Finance Agency
Affordable Housing Revenue	1.500%	5/1/21	3,500	3,513
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	2,510	2,535
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,755	1,772
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	5,000	5,050
New York State Housing Finance Agency
Affordable Housing Revenue	2.000%	5/1/21	1,300	1,313
New York State Housing Finance Agency
Affordable Housing Revenue	2.500%	5/1/22	4,215	4,234
New York State Housing Finance Agency
Affordable Housing Revenue	2.550%	11/1/22	3,040	3,110
New York State Housing Finance Agency
Affordable Housing Revenue	2.050%	5/1/23	3,125	3,151
New York State Housing Finance Agency
Affordable Housing Revenue	2.100%	5/1/23	1,000	1,006
New York State Housing Finance Agency
Affordable Housing Revenue	2.650%	5/1/23	6,140	6,330
New York State Housing Finance Agency
Affordable Housing Revenue	2.125%	11/1/23	1,250	1,267

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New York State Housing Finance Agency
	Affordable Housing Revenue	2.700%	11/1/23	2,500	2,596
	New York State Housing Finance Agency
	Affordable Housing Revenue PUT	1.800%	5/1/20	1,940	1,941
	New York State Housing Finance Agency
	Affordable Housing Revenue PUT	1.875%	11/1/21	1,625	1,627
	New York State Housing Finance Agency
	Housing Revenue	2.650%	5/1/22	6,870	6,888
	New York State Housing Finance Agency
	Housing Revenue	2.750%	11/1/22	8,570	8,581
	New York State Housing Finance Agency
	Revenue	1.250%	5/1/20	7,500	7,503
	New York State Housing Finance Agency
	Revenue	1.375%	11/1/22	1,875	1,881
	New York State Housing Finance Agency
	Revenue	1.450%	5/1/23	7,500	7,553
	New York State Housing Finance Agency
	Revenue	1.450%	5/1/23	2,500	2,513
	New York State Housing Finance Agency
	Revenue	1.450%	5/1/23	1,150	1,155
	New York State Housing Finance Agency
	Revenue	1.500%	11/1/23	1,250	1,256
	New York State Housing Finance Agency
	Revenue	1.550%	11/1/23	15,000	15,054
	New York State Housing Finance Agency
	Revenue	1.550%	11/1/23	15,460	15,505
	New York State Housing Finance Agency
	Revenue	1.550%	5/1/24	2,250	2,269
	New York State Housing Finance Agency
	Revenue	1.600%	11/1/24	16,395	16,478
	New York State Local Government Assistance
	Corp. Revenue VRDO	1.000%	2/7/20	19,185	19,185
	New York State Mortgage Agency Homeowner
	Mortgage Revenue	4.000%	4/1/40	3,580	3,843
	New York State Mortgage Agency Homeowner
	Mortgage Revenue	2.625%	4/1/41	315	322
	New York State Mortgage Agency Homeowner
	Mortgage Revenue	3.500%	10/1/47	11,590	12,284
	New York State Thruway Authority Revenue	5.000%	1/1/21	2,465	2,557
	New York State Thruway Authority Revenue	5.000%	1/1/22	6,200	6,685
	New York State Thruway Authority Revenue	5.000%	1/1/22	1,600	1,725
	New York State Thruway Authority Revenue	5.000%	1/1/24	3,995	4,623
	New York State Thruway Authority Revenue	5.000%	1/1/25	3,305	3,953
4	New York State Thruway Authority Revenue
	TOB VRDO	1.020%	2/7/20	4,455	4,455
4	New York State Thruway Authority Revenue
	TOB VRDO	1.020%	2/7/20	3,050	3,050
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	23,540
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	24,920	26,058
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	11,110

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	52,320
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/22	25,065	27,230
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/22	45,845	49,804
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/28	8,040	9,033
4	New York State Urban Development Corp.
	Revenue TOB VRDO	0.970%	2/7/20	1,860	1,860
4	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.980%	2/7/20 LOC	6,300	6,300
4	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	1.020%	2/7/20 LOC	24,000	24,000
	Onondaga NY Civic Development Corp.
	Revenue (Le Moyne College Project)	5.000%	1/1/21	300	310
	Onondaga NY Civic Development Corp.
	Revenue (Le Moyne College Project)	5.000%	1/1/22	315	337
	Onondaga NY Civic Development Corp.
	Revenue (Le Moyne College Project)	5.000%	1/1/23	330	365
	Onondaga NY Civic Development Corp.
	Revenue (Le Moyne College Project)	5.000%	1/1/24	345	392
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,443
	Schenectady NY BAN	2.500%	5/8/20	9,565	9,598
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	848
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,040	9,537
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	4,759
	Suffolk County NY GO	4.000%	10/15/21 (4)	2,035	2,136
	Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,230
	Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,221
	Suffolk County NY GO	4.000%	10/15/24 (4)	4,640	5,264
	Suffolk County NY GO	5.000%	10/15/24 (4)	2,945	3,476
	Suffolk County NY GO	4.000%	10/15/25 (4)	4,730	5,475
	Suffolk County NY GO	5.000%	4/1/26 (15)	1,565	1,919
	Suffolk County NY GO	4.000%	10/15/26 (4)	4,820	5,678
	Syracuse NY RAN	2.000%	7/7/20	10,810	10,854
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	900	911
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	4,435	4,652
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	3,500	3,655
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/22	4,000	4,338
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/23	10,000	11,182
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/24	9,570	10,996
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/26	4,990	5,996
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/27	2,030	2,488

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/20	500	516
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.500%	1/1/22 (Prere.)	4,910	5,343
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/22	850	948
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/26	7,795	8,833
1	Triborough Bridge & Tunnel Authority New York
	Revenue (MTA Bridges and Tunnels) PUT,
	SIFMA Municipal Swap Index Yield + 0.250%	1.190%	11/15/24	18,115	17,992
	Triborough Bridge & Tunnel Authority New York
	Revenue (MTA Bridges and Tunnels) VRDO	0.950%	2/7/20 LOC	11,000	11,000
1	Triborough Bridge & Tunnel Authority New York
	Revenue PUT, 67% of SOFR + 0.500%	1.525%	2/3/20	9,000	9,002
1	Triborough Bridge & Tunnel Authority New
	YorkRevenue PUT, 67% of 1M USD LIBOR +
	0.500%	1.693%	11/15/21	5,705	5,712
	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)	5.000%	9/1/20	535	547
	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	683
	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,055	1,157
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/21	1,000	1,047
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/22	1,615	1,747
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/23	1,250	1,395
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/24	1,500	1,723
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/25	3,100	3,656
3	Troy NY Capital Resource Corp. Revenue
	(Rensselaer Polytechnic Institute Project)
	Series 2020A	5.000%	9/1/27	2,200	2,698
	Utica NY BAN	2.000%	1/28/21	8,715	8,789
	Valley Stream NY Union Free School District
	No. 13 GO	2.000%	9/4/20	7,500	7,541
	Westchester County NY Health Care Corp.
	Revenue	5.000%	11/1/21	4,800	5,119
	Westchester County NY Health Care Corp.
	Revenue	5.000%	11/1/25	2,000	2,128
	Westchester County NY Local Development
	Corp. Revenue (Westchester County Health
	Care Corp.)	5.000%	11/1/24	1,230	1,441
	Westchester County NY Local Development
	Corp. Revenue (Westchester Medical Center)	5.000%	11/1/20	335	345

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/23	1,610	1,781
Yonkers NY GO	3.000%	8/15/20	1,115	1,128
				4,196,061
North Carolina (1.3%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/23	300	344
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina at Charlotte)	5.000%	10/1/24	400	474
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	6,403
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,085	4,471
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	6/1/23	1,000	1,133
Charlotte NC Airport Revenue	4.000%	7/1/23	1,175	1,297
Charlotte NC Airport Revenue	5.000%	7/1/23	460	524
Charlotte NC Airport Revenue	5.000%	7/1/24	630	742
Charlotte NC Airport Revenue	5.000%	7/1/24	1,565	1,843
Charlotte NC GO	5.000%	7/1/26	11,140	12,237
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,275	4,611
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	375	404
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/23	295	330
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	1,875	2,166
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/25	650	775
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/22	13,000	14,035
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT	5.000%	3/1/23	23,000	25,665
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) PUT, SIFMA Municipal
Swap Index Yield + 0.450%	1.390%	12/1/21	21,000	20,976
Fayetteville NC Metropolitan Housing Authority
Revenue PUT	1.950%	1/1/21	2,960	2,982
Guilford County NC GO	5.000%	5/1/24	4,920	5,769
Guilford County NC GO	5.000%	3/1/25	18,855	22,735
Guilford County NC GO	5.000%	5/1/25	10,390	12,595
Mecklenburg County NC COP	5.000%	10/1/21	4,100	4,381

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New Hanover County NC Hospital Revenue
	(New Hanover Regional Medical Center
	Project)	5.000%	10/1/21	3,200	3,376
	New Hanover County NC Hospital Revenue
	(New Hanover Regional Medical Center
	Project)	5.000%	10/1/22	1,020	1,109
	New Hanover County NC Hospital Revenue
	(New Hanover Regional Medical Center
	Project)	5.000%	10/1/23	1,140	1,269
	New Hanover County NC Hospital Revenue
	(New Hanover Regional Medical Center
	Project)	5.000%	10/1/24	2,115	2,417
1	North Carolina Capital Facilities Finance Agency
	Solid Waste Disposal Revenue (Republic
	Services, Inc. Project) PUT	1.200%	3/2/20	22,000	22,003
	North Carolina Eastern Municipal Power Agency
	Power Systems Revenue	5.000%	7/1/22 (Prere.)	8,500	9,331
	North Carolina GAN	5.000%	3/1/21	4,300	4,487
	North Carolina GAN	5.000%	3/1/22	2,270	2,460
	North Carolina GAN	5.000%	3/1/22	3,890	4,218
	North Carolina GAN	5.000%	3/1/23	8,500	9,551
	North Carolina GAN	5.000%	3/1/24	8,265	9,608
	North Carolina GAN	5.000%	3/1/25	12,175	14,613
	North Carolina GAN	5.000%	3/1/26	11,205	13,862
	North Carolina Housing Finance Agency
	Homeownership Revenue	4.000%	1/1/50	9,930	10,967
	North Carolina Housing Finance Agency
	Revenue	4.000%	7/1/47	7,895	8,517
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Cape Fear Valley
	Health System)	5.000%	10/1/20	7,885	8,087
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Novant Health
	Obligated Group) VRDO	1.000%	2/7/20	44,125	44,125
3	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Rex Hospital Inc.
	Obligated Group)	5.000%	7/1/26	700	868
3	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Rex Hospital Inc.
	Obligated Group)	5.000%	7/1/27	750	952
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group)	5.000%	12/1/22	900	997
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group)	5.000%	12/1/23	1,885	2,159
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group)	5.000%	12/1/24	2,135	2,526
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group)	5.000%	12/1/25	1,425	1,731

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group)	5.000%	12/1/26	1,545	1,918
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Wake Forest Baptist
	Obligated Group) PUT	2.200%	12/1/22	13,500	13,756
4	North Carolina Medical Care Commission
	Hospital Revenue (Baptist Hospital) TOB
	VRDO	1.260%	2/7/20	6,300	6,300
1	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT, SIFMA Municipal Swap Index
	Yield + 0.350%	1.290%	8/28/20	11,095	11,095
	North Carolina Medical Care Commission
	Hospital Revenue (Southeastern Regional
	Medical Center)	4.000%	6/1/20	500	505
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Galloway
	Ridge Inc.)	4.000%	1/1/25	255	278
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Galloway
	Ridge Inc.)	4.000%	1/1/26	245	270
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Galloway
	Ridge Inc.)	5.000%	1/1/27	565	664
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Moravian
	Home Inc.)	3.550%	10/1/24	500	501
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Southminster
	Inc.)	5.000%	10/1/21	375	393
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Southminster
	Inc.)	5.000%	10/1/22	1,105	1,184
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Southminster
	Inc.)	5.000%	10/1/23	800	877
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (Southminster
	Inc.)	5.000%	10/1/24	920	1,029
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (United Church
	Homes & Services Obligated Group)	5.000%	9/1/24	1,000	1,115
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (United
	Methodist Retirement Homes Inc.)	5.000%	10/1/23	510	577
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (United
	Methodist Retirement Homes Inc.)	5.000%	10/1/24	1,250	1,447
	North Carolina Medical Care Commission
	Retirement Facilities Revenue (United
	Methodist Retirement Homes Inc.)	5.000%	10/1/25	890	1,029
	North Carolina Municipal Power Agency No. 1
	Revenue (Catawba Electric)	5.000%	1/1/22 (Prere.)	8,125	8,747

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/26	2,500	3,069
North Carolina Revenue	5.000%	5/1/26	7,525	9,365
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	850	911
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,650	1,829
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,270	1,452
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,250	1,471
				395,907
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	686
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,267
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	2,680	2,816
West Fargo ND GO	4.000%	5/1/20	225	227
West Fargo ND GO	4.000%	5/1/23	500	545
West Fargo ND GO	4.000%	5/1/25	350	398
West Fargo ND GO	4.000%	5/1/26	500	580
West Fargo ND GO	4.000%	5/1/27	425	489
				7,008
Ohio (2.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,475	3,759
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/23	1,605	1,827
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/26	500	617
Akron OH Income Tax Revenue	4.000%	12/1/24	350	399
Akron OH Income Tax Revenue	4.000%	12/1/25	400	466
Akron OH Income Tax Revenue	4.000%	12/1/26	620	736
Akron OH Income Tax Revenue	4.000%	12/1/27	800	942
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,262
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/31	1,685	1,836
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	3,485	3,786
4 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	1.070%	2/7/20	7,500	7,500
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/20	895	912
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/21	4,260	4,506
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/22	3,775	4,135
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/23	9,010	10,205
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/24	14,935	17,454

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Allen County OH Hospital Facilities Revenue
	(Mercy Health)	5.000%	8/1/25	25,070	30,170
	Allen County OH Hospital Facilities Revenue
	(Mercy Health) PUT	5.000%	5/5/22	12,200	13,259
1	Allen County OH Hospital Facilities Revenue
	(Mercy Health) PUT, SIFMA Municipal Swap
	Index Yield + 0.750%	1.690%	5/1/20	25,000	25,014
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,009
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	22,470	22,498
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	12,385	12,400
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20 (Prere.)	5,000	5,006
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,345	17,012
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,035	13,003
	American Municipal Power Ohio Inc. Revenue
	(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,148
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	5.000%	2/15/21	300	312
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	5.000%	2/15/23	500	560
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	5.000%	2/15/23	3,000	3,358
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	5.000%	2/15/24	3,835	4,432
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects)	5.000%	2/15/25	7,010	8,345
	American Municipal Power Ohio Inc. Revenue
	(Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,076
	American Municipal Power Ohio Inc. Revenue
	(Meldahl Hydroelectric Project)	5.000%	2/15/22	540	583
	American Municipal Power Ohio Inc. Revenue
	(Meldahl Hydroelectric Project)	5.000%	2/15/23	425	475
	American Municipal Power Ohio Inc. Revenue
	(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	427
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project)	5.000%	2/15/26	3,050	3,529
1	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project) PUT	5.000%	2/15/20 (Prere.)	16,310	16,330
	American Municipal Power Ohio Inc. Revenue
	PUT	2.300%	2/15/22	23,500	23,913
	Bluffton OH Hospital Facilities Revenue
	(Blanchard Valley Health System Obligated
	Group)	5.000%	12/1/21	1,000	1,069
	Bluffton OH Hospital Facilities Revenue
	(Blanchard Valley Health System Obligated
	Group)	5.000%	12/1/22	830	918
	Bluffton OH Hospital Facilities Revenue
	(Blanchard Valley Health System Obligated
	Group)	5.000%	12/1/23	2,210	2,522
	Bluffton OH Hospital Facilities Revenue
	(Blanchard Valley Health System Obligated
	Group)	5.000%	12/1/24	2,640	3,105
	Bowling Green State University Ohio Revenue	5.000%	6/1/23	175	198
	Bowling Green State University Ohio Revenue	5.000%	6/1/24	325	381

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	3,415	3,531
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/26	1,440	1,798
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	718
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/22	400	428
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/23	420	459
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/24	650	723
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/22	1,005	1,113
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/23	1,580	1,805
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/24	500	589
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/25	950	1,150
Cincinnati OH City School District COP	5.000%	12/15/22	1,365	1,519
Cincinnati OH GO	5.000%	12/1/22	300	334
Cincinnati OH GO	5.000%	12/1/23	2,110	2,437
Cincinnati OH GO	5.000%	12/1/24	1,700	2,029
Cincinnati OH Water System Revenue	5.000%	12/1/25	1,775	2,188
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	472
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	485
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,763
Cleveland OH Airport System Revenue	5.000%	1/1/22 (Prere.)	1,000	1,079
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,120	1,250
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,635
Cleveland OH GO	4.000%	12/1/20	300	308
Cleveland OH GO	5.000%	12/1/20	1,800	1,861
Cleveland OH GO	4.000%	12/1/21	400	422
Cleveland OH GO	5.000%	12/1/21	2,895	3,110
Cleveland OH GO	5.000%	12/1/22	3,595	4,005
Cleveland OH GO	4.000%	12/1/24	300	343
Cleveland OH GO	5.000%	12/1/24	1,000	1,191
Cleveland OH GO	4.000%	12/1/25	700	818
Cleveland OH GO	5.000%	12/1/25	410	503
Cleveland OH GO	4.000%	12/1/26	800	951
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,755
Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	293
Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	276
Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	221
Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	263
Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	340
Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	317
Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	236
Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	232
Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	272
Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	213
Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	264
Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	352

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Cleveland OH Public Power System Revenue	5.000%	11/15/20	220	227
	Cleveland OH Public Power System Revenue	5.000%	11/15/21 (4)	335	358
	Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	420	465
	Cleveland OH Public Power System Revenue	5.000%	11/15/22 (4)	1,985	2,200
	Cleveland OH Public Power System Revenue	5.000%	11/15/23 (4)	405	463
	Cleveland OH Public Power System Revenue	5.000%	11/15/24 (4)	475	560
	Cleveland OH Public Power System Revenue	5.000%	11/15/25 (4)	200	242
	Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,038
	Cleveland OH Water Revenue	5.000%	1/1/23	2,080	2,324
	Cleveland OH Water Revenue	5.000%	1/1/24	1,420	1,640
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Euclid Avenue Development Corp.
	Project)	5.000%	8/1/22	1,975	2,154
	Columbus OH GO	5.000%	4/1/24	800	935
	Columbus OH Regional Airport Authority Airport
	Revenue (OASBO Expanded Asset Program)
	VRDO	0.940%	2/7/20 LOC	1,425	1,425
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	4.000%	5/1/22	235	251
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	4.000%	5/1/23	455	498
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	4.000%	5/1/24	475	533
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	5.000%	5/1/25	250	300
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	5.000%	5/1/26	540	665
	Confluence Community Authority OH Revenue
	(Stadium & Sports Project)	5.000%	5/1/27	1,095	1,377
	Cuyahoga County OH (Convention Hotel
	Project) COP	5.000%	12/1/20	5,575	5,751
	Cuyahoga County OH (Convention Hotel
	Project) COP	5.000%	12/1/21	4,110	4,409
	Cuyahoga County OH Excise Tax Revenue
	(Sports Facilities Improvement Project)	5.000%	12/1/21 (ETM)	1,070	1,149
	Cuyahoga County OH Excise Tax Revenue
	(Sports Facilities Improvement Project)	5.000%	12/1/22 (ETM)	1,075	1,196
	Cuyahoga County OH Excise Tax Revenue
	(Sports Facilities Improvement Project)	5.000%	12/1/23 (Prere.)	1,000	1,152
	Cuyahoga County OH Excise Tax Revenue
	(Sports Facilities Improvement Project)	5.000%	12/1/23 (Prere.)	535	616
	Cuyahoga County OH Hospital Revenue
	(MetroHealth System)	5.000%	2/15/23	4,660	5,100
	Cuyahoga County OH Hospital Revenue
	(MetroHealth System)	5.000%	2/15/24	5,030	5,656
	Cuyahoga County OH Hospital Revenue
	(MetroHealth System)	5.000%	2/15/25	4,000	4,615
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,115
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,075
4	Cuyahoga OH CP TOB VRDO	1.060%	2/7/20	4,100	4,100
	Dayton OH City School District GO	5.000%	11/1/20	5,000	5,148
	Fairfield County OH Hospital Facilities Revenue
	(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,089

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Franklin County OH Convention Facilities
	Authority Revenue	5.000%	12/1/25	250	305
	Franklin County OH Convention Facilities
	Authority Revenue	5.000%	12/1/26	250	311
1	Franklin County OH Hospital Facilities Revenue
	(OhioHealth Corp.) PUT, SIFMA Municipal
	Swap Index Yield + 0.430%	1.370%	11/15/21	7,500	7,513
	Franklin County OH Hospital Facilities Revenue
	(OhioHealth Corp.) VRDO	0.950%	2/7/20	14,110	14,110
	Greater Cleveland OH Regional Transit
	Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,468
	Greater Cleveland OH Regional Transit
	Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,771
	Hamilton County OH Healthcare Facilities
	Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,493
	Hamilton County OH Healthcare Facilities
	Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,075
	Hamilton County OH Healthcare Revenue (Life
	Enriching Communities)	4.000%	1/1/21	450	459
	Hamilton County OH Healthcare Revenue (Life
	Enriching Communities)	5.000%	1/1/22	470	498
	Hamilton County OH Healthcare Revenue (Life
	Enriching Communities)	5.000%	1/1/23	1,450	1,580
	Hamilton County OH Healthcare Revenue (Life
	Enriching Communities)	5.000%	1/1/24	1,355	1,514
	Hamilton County OH Hospital Facilities Revenue
	(Cincinnati Children's Hospital Medical
	Center)	5.000%	5/15/20	1,000	1,012
	Hamilton County OH Hospital Facilities Revenue
	(Cincinnati Children's Hospital Medical
	Center)	5.000%	5/15/21	1,000	1,053
	Hamilton County OH Hospital Facilities Revenue
	(Cincinnati Children's Hospital Medical
	Center)	5.000%	5/15/22	500	546
	Hamilton County OH Hospital Facilities Revenue
	(Cincinnati Children's Hospital Medical
	Center)	5.000%	5/15/26	2,500	2,917
	Hamilton County OH Hospital Facilities Revenue
	(UC Health)	5.000%	2/1/20	800	800
	Hamilton County OH Hospital Facilities Revenue
	(UC Health)	5.000%	2/1/22	500	539
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,591
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,215
	Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,242
	Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,730
	JobsOhio Beverage System Statewide Liquor
	Profits OH Revenue	5.000%	1/1/21	2,280	2,365
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue OH	5.000%	1/1/23	1,725	1,923
4	JobsOhio Beverage System Statewide Liquor
	Profits Revenue OH TOB VRDO	0.990%	2/7/20	23,560	23,560
	Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,666
	Kent State University Ohio Revenue	5.000%	5/1/21	1,810	1,900
	Kent State University Ohio Revenue	4.000%	5/1/22	3,015	3,221

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Kent State University Ohio Revenue	4.000%	5/1/23	3,060	3,358
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,254
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	1,095	1,156
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,595	1,743
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/23	815	918
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/24	980	1,138
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	10,000	11,726
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21	2,290	2,424
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	3,095	3,317
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/22	5,105	5,402
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/23	5,605	5,930
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/25	240	254
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,355	4,618
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	1,545	1,623
Lucas-Plaza OH Housing Development Corp.
Revenue	0.000%	6/1/24 (ETM)	19,430	18,538
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/24	1,000	1,176
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/25	3,735	4,511
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/26	3,580	4,403
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	4,800	4,963
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/26	3,895	4,885
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,299
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	510
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,068
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22 (Prere.)	750	832
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	890	986

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,108
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	609
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/22	1,060	1,174
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/23	1,260	1,443
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,110	1,170
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,040	1,178
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,139
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,313
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	4,704
Ohio Common Schools GO	5.000%	9/15/23	11,315	12,963
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/22	725	788
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/23	800	901
Ohio Cultural & Sports Capital Facilities Lease
revenue	5.000%	10/1/23	1,525	1,747
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/24	650	757
Ohio Cultural & Sports Capital Facilities Lease
revenue	5.000%	10/1/24	1,550	1,834
Ohio Cultural & Sports Capital Facilities Lease
Revenue	5.000%	4/1/25	800	962
Ohio Cultural & Sports Capital Facilities Lease
revenue	5.000%	10/1/25	1,090	1,331
Ohio GO	5.000%	9/15/20	26,315	26,982
Ohio GO	5.000%	5/1/21	2,675	2,813
Ohio GO	4.000%	3/1/25	5,000	5,474
Ohio GO	5.000%	6/15/25	12,150	13,683
Ohio GO	4.000%	2/1/26	7,905	8,515
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,332
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	4,620	5,139
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/23	2,555	2,943
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/24	1,915	2,284

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/25	2,000	2,460
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) PUT	1.625%	12/1/26	5,000	5,090
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,355
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,591
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,490
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/20	325	329
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/21	500	521
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/22	305	334
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/23	400	453
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/24	500	585
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/25	260	313
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,362
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	540	583
Ohio Highway Capital Improvements GO	5.000%	5/1/21	3,645	3,833
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/25	3,500	4,147
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/26	1,000	1,218
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/27	500	622
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.150%	2/3/20	8,500	8,500
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.150%	2/3/20	10,875	10,875
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	1.160%	2/3/20	13,250	13,250
Ohio Housing Finance Agency Multifamily
Housing Revenue (Neilan Park Apartments
Project) PUT	1.750%	6/1/21	1,060	1,069
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/24	1,000	1,164
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/25	750	902
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,525	3,651
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,195	3,309
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,090	4,402

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Ohio Major New State Infrastructure Project
	Revenue	5.000%	12/15/24	10,130	12,093
	Ohio Mental Health Facilities Improvement Fund
	Revenue	5.000%	6/1/24	1,715	2,005
	Ohio Mental Health Facilities Improvement Fund
	Revenue	5.000%	6/1/25	2,790	3,370
	Ohio Parks & Recreation Capital Facilities
	Revenue	5.000%	12/1/25	2,270	2,785
	Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,447
	Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,389
1	Ohio Solid Waste Revenue (Republic Services
	Inc.) PUT	1.200%	3/2/20	2,500	2,500
	Ohio State University General Receipts
	Revenue	5.000%	12/1/23	1,110	1,282
	Ohio State University General Receipts
	Revenue	5.000%	12/1/24	1,035	1,236
	Ohio State University General Receipts
	Revenue	5.000%	12/1/25	980	1,206
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24	1,555	1,802
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	1,525	1,826
4	Ohio Turnpike Commission Turnpike Revenue
	TOB VRDO	1.040%	2/7/20	12,000	12,000
	Ohio Water Development Authority Fresh Water
	Revenue	5.250%	6/1/24	1,995	2,337
	Ohio Water Development Authority Pollution
	Control Revenue (Water Quality)	5.000%	12/1/20	7,500	7,754
	Ohio Water Development Authority Pollution
	Control Revenue (Water Quality)	5.000%	6/1/21	12,270	12,936
	Ohio Water Development Authority Pollution
	Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,352
	Ohio Water Development Authority Pollution
	Control Revenue (Water Quality)	5.000%	6/1/23	1,700	1,930
	Ohio Water Development Authority Revenue	5.000%	6/1/26	5,000	6,247
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,423
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,397
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,030	3,318
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,975	3,318
	Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,102
	Penta Career Center Ohio COP	5.250%	4/1/24	2,915	3,168
	Princeton OH City School District GO	5.000%	12/1/22	700	779
	Princeton OH City School District GO	5.000%	12/1/23	1,350	1,555
	Princeton OH City School District GO	5.000%	12/1/25	815	971
	Ross County OH Hospital Revenue (Adena
	Health System Obligated Group Project)	5.000%	12/1/20	1,000	1,033
	Ross County OH Hospital Revenue (Adena
	Health System Obligated Group Project)	5.000%	12/1/21	335	359
	Ross County OH Hospital Revenue (Adena
	Health System Obligated Group Project)	5.000%	12/1/22	350	388
	Ross County OH Hospital Revenue (Adena
	Health System Obligated Group Project)	5.000%	12/1/23	500	571

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/24	525	618
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/25	450	545
Ross County OH Hospital Revenue (Adena
Health System Obligated Group Project)	5.000%	12/1/26	575	712
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,136
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	675
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,125	1,210
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/27	2,670	3,201
South-Western City OH School District GO	5.000%	12/1/23	1,095	1,264
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	789
Toledo OH GO	5.000%	12/1/25 (4)	1,435	1,744
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24	955	1,099
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24	535	616
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25	2,795	3,316
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26	3,950	4,652
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/27	3,000	3,537
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/22	2,480	2,704
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/23	3,000	3,384
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,591
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,629
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/26	800	971
				899,646
Oklahoma (0.3%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/23	1,020	1,122
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/24	1,000	1,128
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,020	5,290
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,535	1,680
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,655	4,143
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	2,150	2,275

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Norman OK Regional Hospital Authority
	Revenue	5.000%	9/1/22	2,375	2,599
	Norman OK Regional Hospital Authority
	Revenue	5.000%	9/1/23	5,040	5,686
	Oklahoma Capitol Improvement Authority
	Facilities Revenue	5.000%	7/1/21	1,000	1,057
	Oklahoma Development Finance Authority
	Health System Revenue (Integris Health
	Obligated Group)	5.000%	8/15/20	1,310	1,338
	Oklahoma Development Finance Authority
	Health System Revenue (Integris Health
	Obligated Group)	5.000%	8/15/21	2,000	2,119
	Oklahoma Development Finance Authority
	Health System Revenue (Integris Health
	Obligated Group)	5.000%	8/15/22	1,325	1,454
	Oklahoma Development Finance Authority
	Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,166
	Oklahoma Development Finance Authority
	Health System Revenue (OU Medicine)	5.000%	8/15/24	715	825
	Oklahoma Development Finance Authority
	Health System Revenue (OU Medicine)	5.000%	8/15/25	1,520	1,803
	Oklahoma Development Finance Authority
	Health System Revenue (OU Medicine)	5.000%	8/15/26	1,600	1,941
	Oklahoma Development Finance Authority
	Health System Revenue (OU Medicine)	5.000%	8/15/27	900	1,113
	Oklahoma Municipal Power Authority Power
	Supply System Revenue	5.000%	1/1/26	4,245	4,709
	Tulsa County OK Independent School District
	No. 11 (Owasso) Revenue	5.000%	9/1/21	825	877
	Tulsa County OK Independent School District
	No. 11 (Owasso) Revenue	5.000%	9/1/22	855	940
	Tulsa County OK Independent School District
	No. 11 (Owasso) Revenue	5.000%	9/1/23	530	602
	Tulsa County OK Industrial Authority Capital
	Improvements Revenue	4.000%	12/1/23	3,565	3,960
	Tulsa County OK Industrial Authority Capital
	Improvements Revenue	4.000%	12/1/24	3,710	4,220
	Tulsa County OK Industrial Authority Capital
	Improvements Revenue	4.000%	12/1/25	3,860	4,487
	Tulsa County OK Industrial Authority
	Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,563
	Tulsa County OK Industrial Authority
	Educational Facilities Lease Revenue	5.000%	9/1/22	2,145	2,367
	Tulsa County OK Industrial Authority Senior
	Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,139
	Tulsa County OK Public Facilities Authority
	Revenue	4.000%	10/1/24	11,510	13,079
	Tulsa County OK Public Facilities Authority
	Revenue	4.000%	10/1/25	11,610	13,495
3	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/22	1,000	1,084
3	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/24	1,055	1,217
3	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/25	1,090	1,293
3	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/26	1,030	1,252
3	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/27	1,000	1,240

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

3 Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/28	970	1,223
				95,486
Oregon (0.4%)
Clackamas County OR GO	5.000%	6/1/23	2,750	3,124
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.600%	11/15/23	1,760	1,761
Clackamas County OR Hospital Facility
Authority Revenue (Mary's Woods at
Marylhurst)	2.800%	5/15/24	575	575
Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/23	1,000	1,136
Clackamas County OR School District No. 7J
Lake Oswego GO	5.000%	6/1/24	1,000	1,175
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	503
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	360
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	376
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/23	570	648
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/24	840	988
Marion & Polk Counties OR School District GO
(No. 24J Salem)	5.000%	6/15/25	1,025	1,246
Metro OR GO	5.000%	6/1/23	2,805	3,186
Metro OR GO	5.000%	6/1/25	3,330	4,048
Multnomah and Clackamas Counties OR School
District GO	5.000%	6/15/25	3,125	3,788
Multnomah County OR Hospital Facilities
Authority Revenue (Adventist Health
System/West) PUT	5.000%	3/1/25	11,435	13,384
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	7,335
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/26	5,000	5,636
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	1,510	1,808
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/22 (Prere.)	3,410	3,799
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/22	750	819
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/23	675	763
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,314
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	4.875%	10/1/25	1,695	1,735
Oregon GO	5.000%	8/1/21	1,750	1,858
Oregon GO	5.000%	8/1/24	3,625	4,284
Oregon GO	5.000%	5/1/26	5,560	6,290
Oregon Health & Science University Revenue
PUT	5.000%	2/1/25	16,985	19,973

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	1,950	2,056
Portland Community College District GO	5.000%	6/15/24	1,125	1,324
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/23	100	112
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/24	110	126
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/25	115	135
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,626
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,525	2,887
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	3,037
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	5,110	6,207
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	483
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	759
Washington Yamhill and Multnomah Counties
OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	579
				111,243
Pennsylvania (5.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/22	1,000	1,084
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/23	685	741
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/24	500	541
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/25	1,015	1,096
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	3.000%	10/15/22	385	390
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	5.000%	10/15/26	500	568
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/22	1,800	1,950
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/23	1,625	1,822
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/24	5,010	5,800
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/25	8,020	9,580
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/25	6,145	7,458

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	7/15/26	8,165	10,175
1,4 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT, SIFMA Municipal
	Swap Index Yield + 0.170%	1.110%	3/2/20 LOC	10,000	10,000
4	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.200%	2/3/20 LOC	27,105	27,105
4	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.200%	2/3/20 LOC	24,405	24,405
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center), 67% of 3M USD LIBOR +
	0.720%	2.000%	2/1/21	1,545	1,546
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/20	3,025	3,126
	Allentown PA City School District GO	5.000%	2/1/24 (15)	1,135	1,284
	Allentown PA City School District GO	5.000%	2/1/25 (15)	955	1,121
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/22	1,470	1,561
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/23	1,000	1,087
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,681
	Altoona PA Sewer Revenue	5.000%	12/1/24 (4)	150	176
	Altoona PA Sewer Revenue	5.000%	12/1/25 (4)	250	301
	Altoona PA Sewer Revenue	5.000%	12/1/26 (4)	250	308
	Armstrong PA School District GO	3.000%	3/15/25 (15)	575	624
	Armstrong PA School District GO	3.000%	3/15/26 (15)	875	956
	Beaver County PA GO	4.000%	4/15/20 (15)	660	664
	Beaver County PA GO	4.000%	4/15/21 (15)	690	714
	Beaver County PA GO	4.000%	4/15/22 (15)	725	771
	Beaver County PA GO	5.000%	4/15/24 (15)	1,090	1,265
	Beaver County PA GO	5.000%	4/15/25 (15)	1,415	1,694
	Beaver County PA Hospital Authority Revenue
	(Heritage Valley Health System Inc.)	5.000%	5/15/21 (Prere.)	1,370	1,442
	Berks County PA Industrial Development
	Authority Health System Revenue (Tower
	Health Project)	5.000%	11/1/21	500	532
	Berks County PA Industrial Development
	Authority Health System Revenue (Tower
	Health Project)	5.000%	11/1/23	1,520	1,720
	Berks County PA Industrial Development
	Authority Health System Revenue (Tower
	Health Project)	5.000%	11/1/24	1,110	1,291
	Bethel Park PA School District GO	5.000%	8/1/22	540	594
	Bethel Park PA School District GO	5.000%	8/1/23	850	968
1	Bethlehem PA Area School District Authority
	Revenue PUT, 70% of 1M USD LIBOR +
	0.480%	1.635%	11/1/21	10,130	10,133

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

1	Bethlehem PA Area School District Authority
	Revenue PUT, 70% of 1M USD LIBOR +
	0.490%	1.645%	11/1/21	6,615	6,622
	Bethlehem PA GO	5.000%	12/1/23 (4)	295	339
	Bethlehem PA GO	5.000%	12/1/24 (4)	290	344
	Bethlehem PA GO	5.000%	12/1/25 (4)	530	648
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,031
	Bucks County PA Water & Sewer Authority
	Water System Revenue	5.000%	6/1/21 (15)	4,510	4,750
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/22 (15)	605	646
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/23 (15)	515	564
	Butler County PA Hospital Authority Revenue
	(Butler Health System Project)	4.000%	7/1/20	525	531
	Butler County PA Hospital Authority Revenue
	(Butler Health System Project)	4.000%	7/1/21	575	596
	Butler County PA Hospital Authority Revenue
	(Butler Health System Project)	5.000%	7/1/22	1,150	1,249
	Butler County PA Hospital Authority Revenue
	(Butler Health System Project)	5.000%	7/1/23	1,410	1,576
	Capital Region Water Pennsylvania Sewer
	System Revenue	5.000%	7/15/23 (15)	1,705	1,932
	Capital Region Water Pennsylvania Sewer
	System Revenue	5.000%	7/15/25	1,000	1,201
	Centre County PA Hospital Authority Revenue
	(Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,170
	Centre County PA Hospital Authority Revenue
	(Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,250
	Chester County PA Health & Education Facilities
	Authority Revenue (Devereux Foundation
	Obligated Group)	5.000%	11/1/21	580	615
	Chester County PA Health & Education Facilities
	Authority Revenue (Devereux Foundation
	Obligated Group)	5.000%	11/1/22	420	459
	Chester County PA Health & Education Facilities
	Authority Revenue (Devereux Foundation
	Obligated Group)	5.000%	11/1/25	1,000	1,183
	Chester County PA Health & Education Facilities
	Authority Revenue (Devereux Foundation
	Obligated Group)	5.000%	11/1/26	1,010	1,222
4	Chester County PA Industrial Development
	Authority Student Housing Revenue
	(University Student Housing LLC Project)
	VRDO	1.200%	2/7/20 TOB	27,860	27,860
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,031
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,128
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,221

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,328
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/20 (15)	345	356
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/21 (15)	315	336
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/22 (15)	400	440
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/23 (15)	400	447
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/24 (15)	430	480
	Coatesville PA School District Building Authority
	Lease Revenue	5.000%	12/1/25 (15)	390	435
	Coatesville PA School District GO	5.000%	8/1/22 (4)	2,280	2,482
	Coatesville PA School District GO	5.000%	8/1/23 (4)	3,735	4,195
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/20	2,750	2,784
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/21	1,000	1,050
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/22	1,760	1,911
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/23	2,625	2,943
3	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/24	1,500	1,723
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/24	3,000	3,470
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/25	500	592
3	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/25	1,350	1,595
	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/26	500	607
3	Commonwealth Financing Authority
	Pennsylvania Revenue	5.000%	6/1/26	1,335	1,618
	Cornell PA School District GO	2.000%	9/1/21 (4)	180	182
	Cornell PA School District GO	4.000%	9/1/24 (4)	500	555
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	8/1/20	605	617
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	8/1/21	735	780
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	12/1/21	500	537
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	8/1/22	400	440
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	12/1/22	415	462
	Delaware County PA Authority University
	Revenue (Villanova University)	5.000%	12/1/23	785	904
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	1.220%	2/3/20	11,700	11,700

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	391
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	455	481
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	310	340
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,000	1,216
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,065	1,295
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	2,015	2,519
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,700	2,125
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,410	2,587
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	3,635	4,012
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	10,000	11,568
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	15,000	17,933
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	12,500	15,385
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22	1,820	1,964
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/21	570	602
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/23	500	564
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/24	1,330	1,547
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/25	1,635	1,950
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	5.000%	7/15/26	1,460	1,782
East Hempfield PA Industrial Development
Authority Revenue (Millersville University
Student Housing Project)	5.000%	7/1/20	790	801
Easton PA Area School District GO	4.000%	4/1/26	1,350	1,577
Easton PA Area School District GO	4.000%	4/1/27	1,600	1,908
Erie PA City School District GO	5.000%	4/1/21 (4)	400	417
Erie PA City School District GO	5.000%	4/1/23 (4)	315	351
Erie PA City School District GO	5.000%	4/1/25 (4)	475	563
Erie PA City School District GO	5.000%	4/1/26 (4)	575	701
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	2,155	1,947
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/24	500	555
Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc.
Project)	5.000%	12/1/26	570	649
Harrisburg PA School District GO	5.000%	11/15/24 (4)	2,000	2,356
Harrisburg PA School District GO	5.000%	11/15/25 (4)	5,085	6,171
Hempfield PA School District GO	4.000%	3/15/20 (15)	2,740	2,749

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Indiana County PA Industrial Development
Authority Student Housing Revenue BAN	1.450%	9/1/20	6,375	6,376
Kennett PA Consolidated School District GO	4.000%	2/15/24	500	558
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/23	510	580
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	5.000%	11/1/24	500	585
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,028
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/22	915	973
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/23	700	760
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,439
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	2,946
Lancaster PA GO	5.000%	11/1/27 (4)	1,290	1,562
Lancaster PA School District GO	4.000%	6/1/22 (4)	530	565
Lancaster PA School District GO	5.000%	6/1/23 (4)	200	225
Lancaster PA School District GO	4.000%	6/1/24 (4)	365	408
Lancaster PA School District GO	4.000%	6/1/25 (4)	320	366
Lancaster PA School District GO	5.000%	6/1/25 (4)	200	239
Lancaster PA School District GO	4.000%	6/1/26 (4)	430	500
Lancaster PA School District GO	5.000%	6/1/26 (4)	500	612
Lancaster PA School District GO	4.000%	6/1/27 (4)	500	590
Lancaster PA School District GO	5.000%	6/1/27 (4)	200	250
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/22	550	602
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/23	860	974
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/24	1,120	1,309
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/25	2,500	3,007
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/26	1,975	2,434
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/27	2,400	3,015
4 Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) TOB VRDO	1.090%	2/7/20	7,430	7,430
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.950%	2/7/20 LOC	50,000	50,000

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Lehigh County PA Industrial Development
	Authority Revenue (PPL Electric Utilities
	Corp.) PUT	1.800%	9/1/22	750	759
	Luzerne County PA GO	5.000%	12/15/20 (4)	1,000	1,034
	Luzerne County PA GO	5.000%	12/15/21 (4)	1,000	1,071
	Luzerne County PA GO	5.000%	12/15/22 (4)	750	829
	Luzerne County PA GO	5.000%	12/15/23 (4)	750	852
	Luzerne County PA GO	5.000%	12/15/23 (4)	750	852
	Luzerne County PA GO	5.000%	12/15/24 (4)	1,500	1,749
	Luzerne County PA GO	5.000%	12/15/24 (4)	1,000	1,166
	Luzerne County PA Industrial Development
	Authority Lease Revenue	5.000%	12/15/20 (4)	1,760	1,817
	Luzerne County PA Industrial Development
	Authority Lease Revenue	5.000%	12/15/23 (4)	1,000	1,129
	Luzerne County PA Industrial Development
	Authority Lease Revenue	5.000%	12/15/24 (4)	1,330	1,544
	Lycoming County PA Authority Revenue
	(Lycoming College)	4.000%	11/1/25	520	586
	Lycoming County PA Authority Revenue
	(Lycoming College)	4.000%	11/1/26	540	616
1	Manheim Township PA School District GO PUT,
	68% of 1M USD LIBOR + 0.470%	1.681%	11/1/21	2,000	2,005
1	Manheim Township PA School District GO, 68%
	of 1M USD LIBOR + 0.270%	1.481%	5/1/20	1,410	1,410
1	Manheim Township PA School District GO, 68%
	of 1M USD LIBOR + 0.320%	1.531%	5/3/21	1,000	1,001
1	Manheim Township PA School District GO, 68%
	of 1M USD LIBOR + 0.420%	1.631%	11/1/21	1,100	1,103
	Monroe County PA Hospital Authority Revenue
	(Pocono Medical Center)	5.000%	7/1/21	700	736
	Monroeville PA GO	2.500%	6/1/26	1,205	1,209
	Montgomery County PA GO	5.000%	4/1/23	2,395	2,705
	Montgomery County PA Higher Education &
	Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/20 (ETM)	2,000	2,026
	Montgomery County PA Higher Education &
	Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/20	4,410	4,465
	Montgomery County PA Higher Education &
	Health Authority Hospital Revenue (Abington
	Memorial Hospital)	5.000%	6/1/21	1,195	1,256
	Montgomery County PA Higher Education &
	Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,523
	Montgomery County PA Higher Education &
	Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,610
	Montgomery County PA Higher Education &
	Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/20	1,265	1,290
	Montgomery County PA Higher Education &
	Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/21	1,320	1,385
	Montgomery County PA Higher Education &
	Health Authority Revenue (Holy Redeemer
	Health System)	5.000%	10/1/22	1,380	1,489

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	450	495
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/22	825	908
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	350	398
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/23	1,275	1,451
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	375	440
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/24	1,610	1,890
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/25	1,305	1,575
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/26	1,460	1,803
1 Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University) PUT, SIFMA Municipal Swap
Index Yield + 0.720%	1.660%	9/1/23	9,250	9,250
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,247
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,500	4,799
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,019
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,012
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	18,810	18,902
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	3.000%	12/1/20	250	253
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	3.000%	12/1/21	300	307
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/24	1,000	1,146
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/25	1,000	1,172
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	3.000%	12/1/21	715	727

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Montgomery County PA Industrial Development
	Authority Revenue (Philadelphia Presbyterian
	Homes Inc. Project)	3.000%	12/1/22	790	809
	Moon Industrial Development Authority
	Pennsylvania Revenue (Baptist Home Society
	Obligated Group)	5.000%	7/1/20	370	373
	New Kensington Arnold PA School District GO	5.000%	5/15/25 (15)	2,230	2,640
	New Kensington Arnold PA School District GO	5.000%	5/15/26 (15)	1,015	1,233
1	North Penn PA Water Authority Revenue,
	SIFMA Municipal Swap Index Yield + 0.160%	1.100%	11/1/20	690	690
1	North Penn PA Water Authority Revenue,
	SIFMA Municipal Swap Index Yield + 0.460%	1.400%	11/1/23	860	860
1	North Penn PA Water Authority Revenue,
	SIFMA Municipal Swap Index Yield + 0.560%	1.500%	11/1/24	500	500
	Northampton County PA General Purpose
	Authority College Revenue (Moravian
	College)	5.000%	7/1/27	1,000	1,082
	Northampton County PA General Purpose
	Authority Hospital Revenue (St. Luke's
	Hospital Project)	5.000%	8/15/21	1,510	1,598
	Northampton County PA General Purpose
	Authority Hospital Revenue (St. Luke's
	Hospital Project)	5.000%	8/15/22	3,885	4,251
	Northampton County PA General Purpose
	Authority Hospital Revenue (St. Luke's
	Hospital Project)	5.000%	8/15/23	2,185	2,468
1	Northampton County PA General Purpose
	Authority Hospital Revenue (St. Luke's
	Hospital Project) PUT, SIFMA Municipal Swap
	Index Yield + 1.400%	2.340%	8/15/20	8,125	8,131
	Northampton County PA Industrial Development
	Authority Revenue (Morningstar Senior Living,
	Inc. Project)	3.750%	7/1/21	1,005	1,029
	Northeastern Pennsylvania Hospital &
	Educational Authority Revenue (Wilkes
	University Project)	5.000%	3/1/22	925	980
	Northeastern Pennsylvania Hospital &
	Educational Authority Revenue (Wilkes
	University Project)	5.000%	3/1/23	985	1,069
	Northeastern Pennsylvania Hospital &
	Educational Authority Revenue (Wilkes
	University Project)	5.000%	3/1/23	1,380	1,489
	Octorara PA Area School District GO	2.000%	4/1/20 (4)	250	250
	Octorara PA Area School District GO	4.000%	4/1/22 (4)	350	372
	Octorara PA Area School District GO	4.000%	4/1/24 (4)	325	362
	Octorara PA Area School District GO	4.000%	4/1/26 (4)	750	870
	Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,298
	Pennsbury PA School District GO	5.000%	1/15/22	1,155	1,245
	Pennsylvania COP	5.000%	7/1/21	350	368
	Pennsylvania COP	5.000%	7/1/23	250	281
	Pennsylvania COP	5.000%	7/1/24	300	348
	Pennsylvania COP	5.000%	7/1/25	500	597

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	10,100	10,307
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,650
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,341
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	2,998
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23	5,120	5,891
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24	7,535	8,959
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.150%	11/1/21	1,250	1,268
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.800%	12/1/21	10,000	10,317
Pennsylvania GO	5.000%	7/1/20	20,925	21,280
Pennsylvania GO	5.000%	10/15/20	22,345	22,991
Pennsylvania GO	5.000%	3/1/21	27,700	28,933
Pennsylvania GO	5.000%	3/1/22	12,530	13,592
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,000	3,287
Pennsylvania GO	5.000%	8/1/22	7,500	8,231
Pennsylvania GO	4.000%	7/1/23	13,065	14,424
Pennsylvania GO	5.000%	7/15/23	20,000	22,781
Pennsylvania GO	5.000%	8/15/23	20,000	22,847
Pennsylvania GO	5.000%	9/15/23	4,840	5,545
Pennsylvania GO	5.000%	1/1/24	30,000	34,718
Pennsylvania GO	5.000%	7/15/24	20,000	23,570
Pennsylvania GO	5.000%	8/1/25	8,150	9,832
Pennsylvania GO	5.000%	9/15/25 (4)	12,350	15,080
Pennsylvania GO	5.000%	7/15/26	25,000	31,101
Pennsylvania Higher Educational Facilities
Authority Revenue	5.000%	6/15/26 (15)	4,270	5,269
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	6,225	7,035
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/23	1,450	1,639
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	1,535	1,792
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	4,220	4,928
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	4,510	5,412
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/25	1,625	1,950
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,265
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,205

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Pennsylvania Higher Educational Facilities
	Authority Revenue (Trustees of the University
	of Pennsylvania)	5.000%	10/1/22	5,010	5,556
	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Health System)	5.000%	5/15/20	8,030	8,122
	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Health System)	5.000%	8/15/20	1,925	1,966
	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Health System)	5.000%	8/15/21	3,035	3,222
	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Health System)	5.000%	8/15/22	750	826
	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Health System)	5.000%	8/15/23	3,000	3,419
4	Pennsylvania Higher Educational Facilities
	Authority Revenue (University of Pennsylvania
	Housing Project) TOB VRDO	1.290%	2/7/20 LOC	29,500	29,500
	Pennsylvania Higher Educational Facilities
	Authority Revenue (York College) PUT	2.250%	4/30/20	2,210	2,214
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue	4.000%	10/1/48	12,610	13,657
4	Pennsylvania Turnpike Commission Motor
	License Fund Revenue TOB VRDO	1.090%	2/7/20	4,400	4,400
	Pennsylvania Turnpike Commission Oil
	Franchise Tax Revenue	5.000%	12/1/22	4,080	4,525
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	1,865
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	425	439
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,715	31,259
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,250	1,339
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,130	6,585
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	490	526
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,980	38,069
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	320	356
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	500	556
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	9,095	10,236
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	32,080
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	625	703
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	650	748
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	515	592
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	350	406
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	3,270	3,794
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	2,000	2,321
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	4,000	4,750
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	250	295
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	3,685	4,376
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	1,195	1,424
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	3,955	4,712
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	7,735	9,447
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	750	906
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	850	1,038

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,215	1,484
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	4,460	5,446
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,010	1,247
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	500	626
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,000	2,495
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.350%	1.290%	12/1/20	3,750	3,753
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.430%	1.370%	12/1/21	10,000	10,021
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.500%	1.440%	12/1/21	25,000	25,048
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.880%	1.820%	12/1/20	26,600	26,663
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 0.980%	1.920%	12/1/21	8,590	8,670
1	Pennsylvania Turnpike Commission Revenue,
	SIFMA Municipal Swap Index Yield + 1.270%	2.210%	12/1/20	1,430	1,435
3	Peters Township PA School District
	(Washington County) GO	4.000%	9/15/23	190	210
3	Peters Township PA School District
	(Washington County) GO	5.000%	1/15/24	125	144
3	Peters Township PA School District
	(Washington County) GO	5.000%	9/15/24	150	176
3	Peters Township PA School District
	(Washington County) GO	5.000%	1/15/25	200	237
3	Peters Township PA School District
	(Washington County) GO	5.000%	9/15/25	250	303
3	Peters Township PA School District
	(Washington County) GO	5.000%	1/15/26	275	335
3	Peters Township PA School District
	(Washington County) GO	5.000%	9/15/26	185	230
3	Peters Township PA School District
	(Washington County) GO	5.000%	1/15/27	275	343
3	Peters Township PA School District
	(Washington County) GO	5.000%	9/15/27	625	794
	Philadelphia PA Airport Parking Authority
	Revenue	5.250%	9/1/24	4,025	4,122
	Philadelphia PA Airport Revenue	5.000%	7/1/20	750	762
	Philadelphia PA Airport Revenue	5.000%	7/1/21	750	793
	Philadelphia PA Airport Revenue	5.000%	7/1/22	1,020	1,119
	Philadelphia PA Airport Revenue	5.000%	7/1/23	860	977
	Philadelphia PA Airport Revenue	5.000%	7/1/24	650	763
	Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,628
	Philadelphia PA Authority for Industrial
	Development Lease Revenue	5.000%	10/1/25	10,300	12,505
	Philadelphia PA Authority for Industrial
	Development Lease Revenue	5.000%	10/1/26	4,655	5,800
	Philadelphia PA Authority for Industrial
	Development Lease Revenue	5.000%	10/1/27	4,155	5,280
	Philadelphia PA Authority for Industrial
	Development Revenue	5.000%	12/1/25 (4)	800	970
	Philadelphia PA Authority for Industrial
	Development Revenue (Benjamin Franklin
	Parkway Project)	5.000%	2/15/23	2,565	2,852

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/24	2,960	3,398
Philadelphia PA Authority for Industrial
Development Revenue (Benjamin Franklin
Parkway Project)	5.000%	2/15/25	3,165	3,746
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	4,937
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,176
Philadelphia PA Authority for Industrial
Development Revenue (Independence
Charter School)	4.000%	6/15/29	365	380
Philadelphia PA Authority for Industrial
Development Revenue (LaSalle University)	5.000%	5/1/22	1,920	2,050
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	755
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,523
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,110
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,660	3,833
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	814
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,695	6,182
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	730
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,404
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	3,115	3,438
Philadelphia PA Gas Works Revenue	5.000%	8/1/23	1,015	1,153
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	915	1,072
Philadelphia PA Gas Works Revenue	5.000%	8/1/25	1,095	1,320
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,000	1,212
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	1,300	1,605
Philadelphia PA GO	5.000%	8/1/20	3,625	3,697
Philadelphia PA GO	5.000%	8/1/21	3,500	3,707
Philadelphia PA GO	5.000%	8/1/22	2,380	2,612
Philadelphia PA GO	5.000%	8/1/22	4,810	5,278
Philadelphia PA GO	5.000%	8/1/24	2,640	3,098
Philadelphia PA GO	5.000%	8/1/25	4,800	5,791
Philadelphia PA GO	5.000%	8/1/26	4,555	5,628
Philadelphia PA GO	5.000%	8/1/26	5,000	6,044
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.150%	2/3/20	4,500	4,500

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue
	(Children's Hospital of Philadelphia Project)
	VRDO	1.150%	2/3/20	10,400	10,400
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/21	715	749
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/22	1,000	1,078
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/23	2,750	3,048
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Temple
	University Health System Obligated Group)	5.000%	7/1/24	7,195	8,184
	Philadelphia PA Municipal Authority Revenue	5.000%	1/15/24 (4)	1,400	1,612
	Philadelphia PA School District GO	4.000%	3/31/20	30,000	30,147
	Philadelphia PA School District GO	5.000%	9/1/20	6,190	6,328
	Philadelphia PA School District GO	5.000%	9/1/20	500	511
	Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,470
	Philadelphia PA School District GO	5.000%	9/1/21	2,745	2,906
	Philadelphia PA School District GO	5.000%	9/1/21	5,060	5,357
3	Philadelphia PA School District GO	5.000%	9/1/21	6,500	6,801
	Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,396
	Philadelphia PA School District GO	5.000%	9/1/22	6,345	6,973
	Philadelphia PA School District GO	5.000%	9/1/22	1,035	1,137
3	Philadelphia PA School District GO	5.000%	9/1/22	3,500	3,787
	Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,304
	Philadelphia PA School District GO	5.000%	9/1/23	6,260	7,089
3	Philadelphia PA School District GO	5.000%	9/1/23	2,820	3,152
	Philadelphia PA School District GO	5.000%	9/1/24	1,285	1,499
3	Philadelphia PA School District GO	5.000%	9/1/24	310	358
	Philadelphia PA School District GO	5.000%	9/1/25	1,040	1,249
	Philadelphia PA School District GO	5.000%	9/1/25	2,015	2,420
	Philadelphia PA School District GO	5.000%	9/1/25	1,825	2,192
	Philadelphia PA School District GO	5.000%	9/1/26	2,690	3,298
	Philadelphia PA School District GO	5.000%	9/1/26	1,500	1,839
	Philadelphia PA School District GO	5.000%	6/1/27 (4)	1,135	1,414
	Philadelphia PA School District GO	5.000%	9/1/27	3,980	4,948
	Philadelphia PA School District GO	5.000%	9/1/27	2,500	3,108
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20	2,000	2,033
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/20	500	515
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21	1,065	1,126
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21	1,285	1,359
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22	520	578
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23	5,085	5,832
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23	425	489
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/24	1,400	1,664
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25	1,345	1,647
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25	3,740	4,580
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26	1,795	2,252

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Pittsburgh & Allegheny County PA Sports &
	Exhibition Authority Hotel Room Excise Tax
	Revenue	5.000%	2/1/26 (4)	3,030	3,318
	Pittsburgh & Allegheny County PA Sports &
	Exhibition Authority Parking System Revenue	4.000%	12/15/21	700	737
	Pittsburgh & Allegheny County PA Sports &
	Exhibition Authority Parking System Revenue	5.000%	12/15/23	500	570
	Pittsburgh & Allegheny County PA Sports &
	Exhibition Authority Parking System Revenue	5.000%	12/15/24	500	587
	Pittsburgh PA GO	5.000%	9/1/23	420	479
	Pittsburgh PA GO	5.000%	9/1/24	520	613
	Pittsburgh PA Urban Redevelopment Authority
	Revenue (Crawford 123 LP) PUT	2.250%	6/1/20	3,150	3,152
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/20 (4)	3,385	3,464
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/22 (4)	14,360	15,828
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/23 (4)	15,225	17,355
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/24 (4)	17,180	20,223
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/25 (4)	690	837
	Pittsburgh PA Water & Sewer Authority
	Revenue	5.000%	9/1/26 (4)	650	810
1	Pittsburgh PA Water & Sewer Authority
	Revenue PUT, 70% of 1M USD LIBOR +
	0.640%	1.890%	12/1/20 (4)	51,000	51,012
	Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,924
	Reading PA School District GO	5.000%	3/1/24 (4)	665	763
	Saint Mary PA Hospital Authority Health System
	Revenue (Catholic Health)	5.000%	11/15/20 (ETM)	255	263
	Saint Mary PA Hospital Authority Health System
	Revenue (Catholic Health)	5.000%	11/15/20	1,245	1,284
	Saint Mary PA Hospital Authority Health System
	Revenue (Trinity Health Corp Obligated
	Group)	5.000%	11/15/20	900	927
	Saint Mary PA Hospital Authority Health System
	Revenue (Trinity Health Corp Obligated
	Group)	5.000%	11/15/23	500	573
	Saint Mary PA Hospital Authority Health System
	Revenue (Trinity Health Corp Obligated
	Group)	5.000%	11/15/24	1,950	2,306
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,313
1	Scranton School District PA GO PUT, 68% of
	1M USD LIBOR + 0.850%	2.061%	4/1/21	2,760	2,762
	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,795	3,224
	Southeastern Pennsylvania Transportation
	Authority Revenue	5.000%	3/1/21	675	705
	Southeastern Pennsylvania Transportation
	Authority Revenue	5.000%	3/1/22	360	390
	Southeastern Pennsylvania Transportation
	Authority Revenue	5.000%	3/1/23	885	992

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Southeastern Pennsylvania Transportation
	Authority Revenue	5.000%	3/1/24	700	812
	Southeastern Pennsylvania Transportation
	Authority Revenue	5.000%	3/1/25	750	897
5	St. Mary Hospital Authority Pennsylvania Health
	System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	5,000	5,058
	State Public School Building Authority
	Pennsylvania College Revenue (Community
	College of Philadelphia Project)	4.000%	6/15/20 (15)	1,940	1,960
	State Public School Building Authority
	Pennsylvania College Revenue (Community
	College of Philadelphia Project)	5.000%	6/15/21 (15)	1,345	1,414
	State Public School Building Authority
	Pennsylvania College Revenue (Community
	College of Philadelphia Project)	5.000%	6/15/22 (15)	1,160	1,264
	State Public School Building Authority
	Pennsylvania College Revenue (Community
	College of Philadelphia Project)	5.000%	6/15/23 (15)	2,580	2,904
	State Public School Building Authority
	Pennsylvania College Revenue (Delaware
	County Community College Project)	5.000%	10/1/20 (15)	1,035	1,062
	State Public School Building Authority
	Pennsylvania College Revenue (Delaware
	County Community College Project)	5.000%	10/1/21 (15)	2,670	2,842
	State Public School Building Authority
	Pennsylvania College Revenue (Montgomery
	County Community College)	5.000%	5/1/20	2,995	3,024
	State Public School Building Authority
	Pennsylvania College Revenue (Montgomery
	County Community College)	5.000%	5/1/21	1,180	1,239
	State Public School Building Authority
	Pennsylvania College Revenue (Montgomery
	County Community College)	5.000%	5/1/22	1,050	1,142
	State Public School Building Authority
	Pennsylvania Lease Revenue (School District
	of Philadelphia)	5.000%	4/1/22	1,285	1,388
	University Area Joint Authority Pennsylvania
	Sewer Revenue	5.000%	11/1/22 (15)	545	603
	University Area Joint Authority Pennsylvania
	Sewer Revenue	5.000%	11/1/23 (15)	1,110	1,268
	University Area Joint Authority Pennsylvania
	Sewer Revenue	5.000%	11/1/24 (15)	745	880
	University Area Joint Authority Pennsylvania
	Sewer Revenue	5.000%	11/1/25 (15)	1,060	1,289
	University Area Joint Authority Pennsylvania
	Sewer Revenue	5.000%	11/1/26 (15)	1,000	1,216
1	University of Pittburgh PA of the Commonwealth
	System , SIFMA Municipal Swap Index Yield
	+ 0.360%	1.300%	2/15/24	24,000	24,025
	Westmoreland County PA Industrial
	Development Authority Revenue (Excela
	Health Project)	5.000%	7/1/25	1,000	1,015
4	Westmoreland County PA Municipal Authority
	Revenue TOB VRDO	0.980%	2/7/20 LOC	5,770	5,770

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,020	4,780
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,538
Woodland Hills PA School District GO	4.000%	9/1/26 (15)	600	694
Woodland Hills PA School District GO	4.000%	9/1/27 (15)	630	739
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/23 (15)	1,265	1,411
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/24 (15)	1,000	1,152
York County PA School of Technology Authority
Lease Revenue	5.000%	2/15/25 (15)	1,350	1,604
				1,755,275
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/21	5,885	6,143
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.000%	7/1/25 (12)	50	51
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (4)	1,735	1,757
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/20 (14)	4,415	4,465
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	1,505	1,532
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	4,180	4,254
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/22 (14)	270	275
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	700	714
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (14)	1,410	1,438
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	145	146
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/23 (4)	110	113
Puerto Rico Electric Power Authority Power
Revenue	5.000%	7/1/24 (4)	300	308
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	3,420	3,472
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	290	294
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,270	5,471
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	1,805	1,906
Puerto Rico GO	5.500%	7/1/20 (12)(3)	120	122
Puerto Rico GO	5.500%	7/1/20 (14)	26,745	27,103
Puerto Rico GO	5.500%	7/1/20 (14)	4,165	4,221
Puerto Rico GO	5.250%	7/1/21 (14)	125	127
Puerto Rico GO	5.500%	7/1/21 (14)	2,655	2,765
Puerto Rico GO	4.000%	7/1/22 (4)	65	67
Puerto Rico GO	5.500%	7/1/22 (12)	20	21
Puerto Rico GO	5.250%	7/1/24 (4)	600	624
Puerto Rico GO	5.375%	7/1/25 (4)	125	130
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (14)	200	203

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/20 (4)	525	532
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/23 (4)	375	406
Puerto Rico Highway & Transportation Authority
Transportation Revenue	5.000%	7/1/23 (12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (12)	20	21
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/21 (12)	40	42
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/21 (14)	155	159
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/23 (12)	25	27
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/27 (12)	100	102
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	11,744	10,668
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	23,697	19,945
				99,639
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	5,985	6,776
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/25	3,540	4,271
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,182
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,425
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/22	500	544
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	3,065	3,588
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/21	200	209
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	426
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	430
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	610	672
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	495
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	200	220
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	513

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	728
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	300	341
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	365	430
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	786
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	1,110	1,307
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	225	272
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	400	483
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,489
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,756
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	5,910
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,702
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	2,994
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,440
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,719
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,295	2,565
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	2,790
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	10,869
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,097

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,484
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/22	290	315
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/23	215	241
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/24	235	272
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/25 (4)	200	239
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/26 (4)	200	245
Rhode Island Housing & Mortgage Finance
Corp. Revenue PUT	1.700%	10/1/22	4,000	4,009
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/22	140	155
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/24	150	176
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/25	200	242
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/26	250	310
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/27	245	309
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	4,000	4,048
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	2,887
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,615	2,826
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/25	14,020	16,404
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,975	1,980
				110,571
South Carolina (1.5%)
Aiken County SC Consolidated School District
GO	5.000%	4/1/22	5,440	5,921
Aiken County SC Consolidated School District
GO	5.000%	4/1/23	3,360	3,790
Aiken County SC Consolidated School District
GO	5.000%	4/1/24	4,075	4,758
Aiken County SC Consolidated School District
GO	5.000%	4/1/25	2,180	2,629
Beaufort County SC School District GO	5.000%	3/1/21	3,320	3,467
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,034

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Charleston SC Educational Excellence
	Financing Corp. Revenue (Charleston County
	School District, South Carolina Project)	5.000%	12/1/26	10,000	11,524
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue PUT, 70% of 1M USD
	LIBOR + 0.370%	1.522%	1/1/22	25,000	25,031
	Columbia SC Waterworks & Sewer System
	Revenue	4.000%	2/1/24	250	280
	Columbia SC Waterworks & Sewer System
	Revenue	4.000%	2/1/25	550	632
	Columbia SC Waterworks & Sewer System
	Revenue	5.000%	2/1/26	550	679
	Columbia SC Waterworks & Sewer System
	Revenue	5.000%	2/1/27	450	570
	Darlington County SC School District GO	5.000%	3/1/24	3,605	4,196
	Darlington County SC School District GO	5.000%	3/1/25	3,825	4,602
	Florence SC Water & Sewer Revenue	5.000%	9/1/25	3,130	3,808
	Florence SC Water & Sewer Revenue	5.000%	9/1/26	4,320	5,397
	Greenville SC Hospital System Board Hospital
	Facilities Revenue	5.000%	5/1/21	560	587
	Kershaw County SC Public Schools Foundation
	Installment Purchase Revenue	5.000%	12/1/20	600	620
	Kershaw County SC Public Schools Foundation
	Installment Purchase Revenue	5.000%	12/1/21	1,015	1,089
	Kershaw County SC Public Schools Foundation
	Installment Purchase Revenue	5.000%	12/1/22	1,000	1,107
	Lancaster County SC School District GO	5.000%	3/1/25	4,140	4,981
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/20	550	566
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/22	550	609
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/23	1,925	2,202
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/24	710	838
	Lexington County SC Health Services District
	Inc. Hospital Revenue	5.000%	11/1/26	3,200	3,398
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	507
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,053
	Myrtle Beach SC Tax Increase Revenue (Myrtle
	Beach Air Force Base Redevelopment
	Project)	5.000%	10/1/21	1,245	1,328
	Myrtle Beach SC Tax Increase Revenue (Myrtle
	Beach Air Force Base Redevelopment
	Project)	5.000%	10/1/22	1,240	1,361
	Newberry County SC School District Installment
	Purchase Revenue	5.000%	12/1/22	1,390	1,542
1	Patriots Energy Group Finance Authority SC
	Gas Supply Revenue PUT	4.000%	2/1/24	40,710	44,842
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	7,570
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	8,200	9,418
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	1,490	1,762
	Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	20,842
	Rock Hill SC Utility System Revenue	5.000%	1/1/21	685	710

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	840
Rock Hill SC Utility System Revenue	5.000%	1/1/22	165	178
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,239
Rock Hill SC Utility System Revenue	5.000%	1/1/23	190	212
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,154
Rock Hill SC Utility System Revenue	5.000%	1/1/24	135	156
Rock Hill SC Utility System Revenue	5.000%	1/1/25	165	196
Rock Hill SC Utility System Revenue	5.000%	1/1/26	310	379
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,460	3,572
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,950	3,166
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,815	4,240
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	3,115	3,726
South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.000%	7/1/47	4,595	4,951
South Carolina Housing Finance & Development
Authority Mortgage Revenue	4.500%	7/1/48	8,450	9,342
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/23	1,860	2,073
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/24	1,825	2,102
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20 (ETM)	2,710	2,765
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21 (ETM)	1,000	1,061
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22 (ETM)	1,500	1,615
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23 (ETM)	1,500	1,711
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24	1,000	1,159
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/25	1,850	2,208
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/26	3,050	3,736
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20 (ETM)	1,765	1,819
South Carolina Jobs Economic Development
Authority Revenue (Woodlands at Furman
Project)	5.000%	11/15/26	290	332
South Carolina Public Service Authority
Revenue	5.000%	7/1/20 (Prere.)	1,255	1,276
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	4,115	4,247

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

South Carolina Public Service Authority
Revenue	5.000%	12/1/20	665	686
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	39,545	40,811
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	3,750	4,014
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	690	739
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	410	440
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	3,060	3,276
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	2,025	2,244
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,135	1,258
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	10,075	11,167
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	580	643
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	520	595
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	3,445	3,940
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	10,030	11,818
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	245	289
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	1,105	1,188
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	10,250	12,253
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	2,205	2,597
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,000	1,073
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,000	1,191
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	615	672
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	960	1,049
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	6/1/22 (Prere.)	525	574
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/22	585	637
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/23	600	654
South Carolina Public Service Authority
Revenue (Santee Cooper)	5.000%	12/1/25	1,040	1,132
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21 (Prere.)	5,270	5,631
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	7,025	8,060

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	5,605
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/24	16,200	19,218
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/25	16,225	19,839
South Carolina Transportation Infrastructure
Revenue	3.100%	10/1/26	10,065	10,919
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/26	21,790	27,295
South Carolina Transportation Infrastructure
Revenue	3.000%	10/1/27	3,600	3,888
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/23	1,000	1,128
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/24	750	875
University of South Carolina Athletic Facilities
Revenue	5.000%	5/1/25	750	904
York County SC GO	5.000%	4/1/25	3,825	4,474
				457,481
South Dakota (0.1%)
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	4.000%	4/1/20	350	352
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/21	800	836
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/22	375	407
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/23	750	841
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/24	1,120	1,296
South Dakota Board of Regents Housing &
Auxiliary Facilities System Revenue	5.000%	4/1/25	1,000	1,190
South Dakota Building Authority Revenue	5.000%	6/1/20	500	507
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/22	1,285	1,414
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/23	750	852
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/24	1,000	1,172
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/25	500	603
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	665	680
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	664
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	525
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	587

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	400	442
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	592
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,000	1,161
South Dakota Health & Educational Facilities
Authority Revenue PUT	5.000%	7/1/24	4,805	5,549
South Dakota Housing Development Authority
Homeownership Mortgage Revenue	4.000%	11/1/47	8,045	8,676
				28,346
Tennessee (1.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,662
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,015	2,226
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/25	1,000	1,190
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/26	1,600	1,947
Clarksville TN Natural Gas Acquisition Corp.
Revenue	5.000%	12/15/20	1,150	1,188
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	15,555	15,555
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	11,420	11,420
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	10,765	10,765
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	1.220%	2/3/20 LOC	14,415	14,415
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/20	1,500	1,525
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/21	1,075	1,136
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/22	1,265	1,386
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/23	900	1,021
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/24	3,500	3,970
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/25	2,810	3,184
Hamilton County TN GO	5.000%	4/1/24	2,000	2,339
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	3,545	3,838
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/24	1,000	1,154
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/26	1,100	1,342
Knox County TN GO	5.000%	6/1/25	1,375	1,667

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,335	1,408
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	960	1,030
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/22	145	158
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,105
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,532
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,250	1,419
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/25	1,670	1,966
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/26	1,835	2,207
Memphis TN Electric System Revenue	5.000%	12/1/24	775	925
Memphis TN Gas System Revenue	5.000%	12/1/24	665	793
Memphis TN GO	5.000%	6/1/23	6,585	7,469
4 Memphis TN GO TOB VRDO	1.090%	2/7/20	5,900	5,900
Memphis TN Water System Revenue	4.000%	12/1/24	860	988
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	5,578
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/22	1,795	1,962
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	3,945	4,328
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	14,660	17,254
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	18,905	21,525
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/25	23,375	28,418
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/25	46,420	52,853
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/26	14,485	16,492
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	2,500	2,509
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Trevecca Nazarene
University)	3.000%	10/1/24	520	537

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Metropolitan Government of Nashville &
	Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,075	1,093
	Metropolitan Nashville TN Airport Authority
	Revenue	5.000%	7/1/25	1,000	1,214
	Metropolitan Nashville TN Airport Authority
	Revenue	5.000%	7/1/26	850	1,059
	Metropolitan Nashville TN Airport Authority
	Revenue	5.000%	7/1/27	1,000	1,273
	Montgomery County TN Public Building
	Authority Pooled Financing Revenue
	(Tennessee County Loan Pool) VRDO	1.220%	2/3/20 LOC	1,700	1,700
	Shelby County TN GO	5.000%	4/1/23	1,125	1,269
	Shelby County TN GO	5.000%	4/1/25	4,710	5,684
	Shelby County TN Health Educational &
	Housing Facility Board Revenue (Methodist
	Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,416
	Shelby County TN Health Educational &
	Housing Facility Board Revenue (Methodist
	Le Bonheur Healthcare)	5.000%	5/1/23	1,210	1,363
	Sullivan County TN GO	5.000%	5/1/21	2,705	2,843
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,995
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,374
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	41,950	48,778
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.000%	2/1/20	6,835	6,835
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.250%	9/1/20	19,005	19,462
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.000%	2/1/21	8,535	8,860
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.250%	9/1/21	13,315	14,173
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.000%	2/1/22	2,195	2,357
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.250%	9/1/22	1,585	1,745
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.000%	2/1/23	5,725	6,335
	Tennessee Energy Acquisition Corp. Gas
	Revenue	5.250%	9/1/23	2,840	3,225
	Tennessee Energy Acquisition Corp. Gas
	Revenue PUT	4.000%	5/1/23	77,425	83,802
1	Tennessee Energy Acquisition Corp. Gas
	Revenue PUT	4.000%	11/1/25	31,500	35,683
	Tennessee Housing Development Agency
	Residential Finance Program Revenue	4.000%	7/1/39	1,130	1,189
	Tennessee Housing Development Agency
	Residential Finance Program Revenue	4.000%	1/1/42	3,875	4,187
	Tennessee Housing Development Agency
	Residential Finance Program Revenue	4.000%	1/1/45	2,085	2,208
	Washington County TN GO	4.000%	6/1/21	2,030	2,114
	Washington County TN GO	4.000%	6/1/23	2,050	2,259
	Williamson County TN GO	5.000%	4/1/23	1,700	1,920
	Williamson County TN GO	5.000%	4/1/24	1,675	1,959

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2020

Wilson County TN GO	5.000%	4/1/24	3,420	3,991
				538,651
Texas (13.4%)
Alamo TX Community College District GO	5.000%	8/15/23	5,455	6,221
Alamo TX Community College District GO	5.000%	8/15/24	12,260	14,453
Alamo TX Community College District GO	5.000%	8/15/25	8,235	10,015
Aldine TX Independent School District GO	5.000%	2/15/24	200	232
Aldine TX Independent School District GO	5.000%	2/15/25	350	419
Alief TX Independent School District GO	5.000%	2/15/25	2,595	3,108
Alief TX Independent School District GO	5.000%	2/15/26	1,300	1,605
Allen TX Independent School District GO	5.000%	2/15/25	1,000	1,160
Allen TX Independent School District GO	5.000%	2/15/25	1,125	1,347
Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,526
1 Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,330	9,491
Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,850
Arlington TX GO	5.000%	8/15/21	1,400	1,488
Arlington TX GO	5.000%	8/15/22	1,395	1,539
Arlington TX GO	4.000%	8/15/23	2,925	3,240
Arlington TX GO	5.000%	8/15/23	1,400	1,601
Arlington TX GO	5.000%	8/15/24	2,925	3,452
Arlington TX GO	5.000%	8/15/24	2,795	3,299
Arlington TX GO	5.000%	8/15/25	2,925	3,554
Arlington TX GO	5.000%	8/15/25	2,795	3,396
Arlington TX GO	5.000%	8/15/26	2,920	3,642
Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/24	185	217
Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/25	195	236
Arlington TX Higher Education Finance Corp.
Revenue	5.000%	8/15/26	200	248
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/22	335	368
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/24	325	381
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/25	400	482
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/26	420	519
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	5.000%	8/15/27	520	654
Arlington TX Independent School District GO	5.000%	2/15/24	2,615	3,037
Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,729
Arlington TX Independent School District GO	5.000%	2/15/25	1,400	1,570
Arlington TX Special Tax Revenue	3.000%	2/15/20	600	600
Arlington TX Special Tax Revenue	3.000%	2/15/21	750	766
Arlington TX Special Tax Revenue	4.000%	2/15/22	750	796
Arlington TX Special Tax Revenue	4.000%	2/15/23	910	989
Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,621
Arlington TX Special Tax Revenue	5.000%	2/15/25 (4)	1,220	1,451

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Arlington TX Special Tax Revenue	5.000%	2/15/26 (4)	1,085	1,290
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	400	428
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/22	500	532
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	750	829
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/23	755	825
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	750	852
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/24	690	771
§ Austin TX Combined Utility System Revenue CP	1.110%	7/2/20	35,530	35,530
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,020
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,062
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,098
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	200	227
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	200	235
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	255	309
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,015	1,222
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,010	1,042
Austin TX GO	5.000%	9/1/22	11,740	12,972
Austin TX GO	5.000%	5/1/23	1,795	2,031
Austin TX GO	5.000%	11/1/23	1,895	2,181
Austin TX GO	5.000%	5/1/25	1,780	2,149
Austin TX GO	5.000%	11/1/26	1,485	1,868
Austin TX Independent School District GO	5.000%	8/1/23	1,250	1,428
Austin TX Independent School District GO	5.000%	8/1/24	1,360	1,608
Austin TX Independent School District GO	5.000%	8/1/25	1,775	2,166
Austin TX Independent School District GO	5.000%	8/1/26	3,095	3,879
Austin TX Independent School District GO	5.000%	8/1/26	9,690	12,144
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20 (ETM)	1,410	1,455
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	1,085	1,120
Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22 (ETM)	500	545
Austin TX Water & Wastewater System
Revenue	5.000%	5/15/22	500	546
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/26	3,380	4,236
Beaumont TX Independent School District GO	5.000%	2/15/23	3,945	4,423
Beaumont TX Independent School District GO	5.000%	2/15/24	4,150	4,814
Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,223
Bedford TX GO	5.000%	2/1/22	2,515	2,719
Bedford TX GO	5.000%	2/1/23	2,635	2,945

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Bedford TX GO	5.000%	2/1/24	2,775	3,204
	Bedford TX GO	5.000%	2/1/25	2,920	3,477
	Bexar County TX GO	5.000%	6/15/21	5,155	5,445
	Bexar County TX GO	5.000%	6/15/21	2,930	3,095
	Bexar County TX GO	5.000%	6/15/23	4,055	4,604
	Bexar County TX GO	5.000%	6/15/24	1,000	1,173
	Bexar County TX GO	5.000%	6/15/24	350	410
	Bexar County TX GO	5.000%	6/15/25	1,560	1,888
	Bexar County TX GO	5.000%	6/15/26	2,240	2,789
	Bexar County TX GO	5.000%	6/15/27	1,165	1,484
	Bexar County TX Hospital District GO	5.000%	2/15/21	2,125	2,215
	Bexar County TX Hospital District GO	5.000%	2/15/22	1,540	1,667
	Bexar County TX Hospital District GO	5.000%	2/15/23	1,545	1,732
	Bexar County TX Hospital District GO	5.000%	2/15/24	1,185	1,374
	Bexar County TX Hospital District GO	5.000%	2/15/24	2,015	2,336
	Bexar County TX Hospital District GO	5.000%	2/15/25	1,395	1,669
	Bexar County TX Hospital District GO	5.000%	2/15/26	4,040	4,968
	Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,338
	Brazosport TX Independent School District GO	5.000%	2/15/26	1,595	1,965
	Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,279
	Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,062
	Calhoun County TX Independent School District
	GO	5.000%	2/15/24	3,900	4,514
	Capital Area Housing Finance Corp. TX
	Revenue (Mission Trail El Camino Real
	Apartments) PUT	2.100%	9/1/22	6,875	6,970
	Carrollton TX GO	5.000%	8/15/25	1,225	1,492
	Carrollton TX GO	5.000%	8/15/26	1,200	1,502
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/21	2,730	2,826
	Central Texas Regional Mobility Authority
	Revenue	4.000%	1/1/22	3,500	3,639
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/22	225	241
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/22	2,615	2,807
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/23	4,500	4,996
	Central Texas Regional Mobility Authority
	Revenue	5.000%	1/1/23	1,170	1,298
	Central Texas Regional Mobility Authority
	Revenue PUT	5.000%	1/7/21	5,500	5,583
	Clear Creek TX Independent School District GO	5.000%	2/15/23	1,980	2,223
	Clear Creek TX Independent School District GO	5.000%	2/15/23	430	483
	Clear Creek TX Independent School District GO	5.000%	2/15/24	440	511
	Clear Creek TX Independent School District GO	5.000%	2/15/25	1,000	1,202
	Clear Creek TX Independent School District GO	5.000%	2/15/26	1,000	1,237
	Clear Creek TX Independent School District GO	5.000%	2/15/27	1,415	1,790
	Clear Creek TX Independent School District GO
	PUT	1.450%	8/14/20	8,500	8,518
1	Clear Creek TX Independent School District GO
	PUT	2.150%	8/16/21	8,050	8,184
	Clear Creek TX Independent School District GO
	PUT	1.350%	8/15/22	10,500	10,568

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	College Station TX GO	5.000%	2/15/22	1,650	1,786
	College Station TX GO	5.000%	2/15/23	1,735	1,947
	College Station TX GO	5.000%	2/15/24	3,655	4,243
	Colorado River TX Municipal Water District
	Revenue	5.000%	1/1/22	1,000	1,078
	Colorado River TX Municipal Water District
	Revenue	5.000%	1/1/23	1,395	1,556
	Colorado River TX Municipal Water District
	Revenue	5.000%	1/1/24	1,625	1,875
	Colorado River TX Municipal Water District
	Revenue	5.000%	1/1/25	1,055	1,257
	Conroe TX GO	5.000%	11/15/24	1,415	1,679
	Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,524
	Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,761
	Conroe TX Independent School District GO	5.000%	2/15/25	2,575	3,089
	Conroe TX Independent School District GO	5.000%	2/15/25	4,490	5,387
	Conroe TX Independent School District GO	5.000%	2/15/26	3,495	4,314
	Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,104
	Coppell TX Independent School District GO	5.000%	8/15/25	5,995	7,305
	Corpus Christi TX GO	5.000%	3/1/22	4,000	4,333
	Cypress-Fairbanks TX Independent School
	District GO	5.000%	2/15/22	9,900	10,723
	Cypress-Fairbanks TX Independent School
	District GO	5.000%	2/15/24	1,225	1,374
	Cypress-Fairbanks TX Independent School
	District GO	5.000%	2/15/26	1,395	1,453
	Cypress-Fairbanks TX Independent School
	District GO PUT	1.400%	8/17/20	7,050	7,066
	Cypress-Fairbanks TX Independent School
	District GO PUT	1.400%	8/17/20	5,375	5,387
	Cypress-Fairbanks TX Independent School
	District GO PUT	3.000%	8/17/20	4,850	4,903
1	Cypress-Fairbanks TX Independent School
	District GO PUT	2.125%	8/16/21	1,085	1,104
1	Cypress-Fairbanks TX Independent School
	District GO PUT	2.125%	8/16/21	1,620	1,648
1	Cypress-Fairbanks TX Independent School
	District GO PUT	1.250%	8/15/22	4,250	4,267
	Cypress-Fairbanks TX Independent School
	District GO PUT	1.250%	8/15/22	3,000	3,012
1	Cypress-Fairbanks TX Independent School
	District GO PUT	1.250%	8/15/22	5,625	5,647
	Dallas County TX Community College District
	GO	5.000%	2/15/25	3,270	3,911
	Dallas County TX Utility & Reclamation District
	GO	5.000%	2/15/21	7,230	7,536
	Dallas County TX Utility & Reclamation District
	GO	5.000%	2/15/22	5,365	5,790
	Dallas County TX Utility & Reclamation District
	GO	5.000%	2/15/23	2,300	2,570
	Dallas County TX Utility & Reclamation District
	GO	5.000%	2/15/23	1,000	1,117
	Dallas TX Area Rapid Transit Sales Tax
	Revenue	5.000%	12/1/25	2,800	3,436

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Dallas TX GO	5.000%	2/15/22	6,135	6,628
Dallas TX GO	5.000%	2/15/23	1,440	1,559
Dallas TX GO	5.000%	2/15/23 (15)	3,400	3,810
Dallas TX GO	5.000%	2/15/23 (15)	10,875	12,186
Dallas TX GO	5.000%	2/15/24	6,280	7,260
Dallas TX GO	5.000%	2/15/24	7,700	8,902
Dallas TX GO	5.000%	2/15/24	1,280	1,480
Dallas TX GO	5.000%	2/15/25	7,700	9,187
Dallas TX GO	5.000%	2/15/25	9,000	10,739
Dallas TX GO	5.000%	2/15/26	3,625	4,205
Dallas TX Housing Finance Corp. Revenue
(Estates at Shiloh) PUT	1.510%	7/1/23	3,750	3,778
Dallas TX Independent School District GO	5.000%	8/15/23	7,275	8,313
Dallas TX Independent School District GO	4.000%	8/15/25	1,185	1,276
Dallas TX Independent School District GO	5.000%	2/15/26	4,000	4,167
Dallas TX Independent School District GO	5.000%	2/15/26	1,160	1,389
Dallas TX Independent School District GO	4.000%	8/15/26	2,860	3,079
Dallas TX Independent School District GO PUT	5.000%	2/15/20	2,500	2,503
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	3,815	4,126
Dallas TX Independent School District GO PUT	5.000%	2/15/22	17,635	19,068
Dallas TX Independent School District GO PUT	5.000%	2/15/22 (Prere.)	310	336
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	3,315	3,932
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	3,735	4,431
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/25	1,740	2,130
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/26	2,500	3,053
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,575
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,035	1,066
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,045	4,329
Deer Park TX Independent School District GO
PUT	1.550%	10/1/20	2,075	2,082
Denton County TX GO	5.000%	7/15/22	2,000	2,200
Denton County TX GO	5.000%	7/15/23	2,120	2,416
Denton County TX GO	5.000%	7/15/24	515	607
Denton County TX GO	5.000%	7/15/25	1,600	1,945
Denton County TX GO	5.000%	7/15/26	1,845	2,304
Denton TX GO	5.000%	2/15/22	2,000	2,006
Denton TX GO	5.000%	2/15/24	1,430	1,658
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,189
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,870
Denton TX Independent School District GO	5.000%	8/15/24	2,775	3,275
Denton TX Independent School District GO	5.000%	8/15/25	1,170	1,398
Denton TX Independent School District GO PUT	2.000%	8/1/24	4,500	4,668
Dickinson TX Independent School District GO
PUT	1.350%	8/2/21	2,600	2,613
Donna TX Independent School District GO	5.000%	2/15/24	250	290
Donna TX Independent School District GO	5.000%	2/15/25	500	597
Donna TX Independent School District GO	5.000%	2/15/26	500	613

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Dripping Springs TX Independent School District
GO	5.000%	2/15/26	845	981
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	10,275	10,676
Eanes TX Independent School District GO	5.000%	8/1/25	1,180	1,431
Eanes TX Independent School District GO	5.000%	8/1/26	2,470	3,073
El Paso TX GO	5.000%	8/15/21	5,615	5,962
El Paso TX GO	5.000%	8/15/21	1,935	2,055
El Paso TX GO	5.000%	8/15/22	2,860	3,136
El Paso TX Independent School District GO	5.000%	8/15/25	1,000	1,216
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/23	1,505	1,690
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/24	1,780	2,066
El Paso TX Municipal Drainage Utility System
Revenue	5.000%	3/1/25	1,985	2,378
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,809
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,055
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,100	1,192
El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,710
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,085	3,696
Fort Bend County TX GO	5.000%	3/1/21	2,020	2,109
Fort Bend County TX GO	5.000%	3/1/23	1,275	1,433
Fort Bend County TX GO	5.000%	3/1/24	2,270	2,638
Fort Bend County TX GO	5.000%	3/1/25	2,785	3,341
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	216
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	223
Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,062
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,725	1,903
Fort Bend TX Independent School District GO	5.000%	2/15/23	3,010	3,382
Fort Bend TX Independent School District GO	5.000%	2/15/24	2,775	3,225
Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,999
Fort Bend TX Independent School District GO	5.000%	8/15/25	2,215	2,699
Fort Bend TX Independent School District GO	5.000%	2/15/26	1,350	1,668
Fort Bend TX Independent School District GO	5.000%	8/15/26	3,000	3,755
Fort Bend TX Independent School District GO
PUT	1.350%	8/1/20	3,170	3,175
Fort Bend TX Independent School District GO
PUT	1.500%	8/1/21	5,270	5,308
Fort Bend TX Independent School District GO
PUT	1.950%	8/1/22	12,500	12,751
Fort Worth TX GO	5.000%	3/1/21	10,060	10,501
Fort Worth TX GO	4.000%	3/1/23	2,260	2,472
Fort Worth TX GO	5.000%	3/1/24	4,535	5,274
Fort Worth TX GO	5.000%	3/1/25	4,535	5,448
Fort Worth TX Independent School District GO	5.000%	2/15/22	1,135	1,229
Fort Worth TX Independent School District GO	5.000%	2/15/23	850	955
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,660	1,929
Fort Worth TX Independent School District GO	5.000%	2/15/24	1,500	1,743
Fort Worth TX Independent School District GO	5.000%	2/15/25	1,070	1,284
Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,183
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,260	1,512
Fort Worth TX Independent School District GO	5.000%	2/15/26	5,040	6,248
Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,853

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	1,585	1,653
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	1,750	1,965
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,840	2,138
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,940	2,254
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	1,935	2,320
	Frisco TX GO	5.000%	2/15/21	4,295	4,477
	Frisco TX GO	5.000%	2/15/21	8,890	9,267
	Frisco TX GO	5.000%	2/15/23	4,130	4,635
	Frisco TX GO	5.000%	2/15/24	10,000	11,231
	Frisco TX Independent School District GO	5.000%	8/15/23	2,000	2,286
	Frisco TX Independent School District GO	5.000%	8/15/24	2,900	3,429
	Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,692
	Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,315
	Frisco TX Independent School District GO	5.000%	8/15/25	2,640	3,217
	Frisco TX Independent School District GO	5.000%	8/15/26	1,830	2,288
	Galena Park TX Independent School District GO	5.000%	8/15/24	1,030	1,214
	Galena Park TX Independent School District GO	5.000%	8/15/25	1,000	1,214
	Galena Park TX Independent School District GO	5.000%	8/15/25	1,560	1,894
	Galena Park TX Independent School District GO	5.000%	8/15/26	2,000	2,492
	Galveston County TX GO	4.000%	2/1/21	1,000	1,031
	Galveston County TX GO	4.000%	2/1/22	1,110	1,179
	Galveston County TX GO	4.000%	2/1/23	840	915
	Galveston County TX GO	4.000%	2/1/24	1,000	1,116
	Galveston County TX GO	4.000%	2/1/25	1,085	1,241
	Garland TX Electric Utility System Revenue	5.000%	3/1/25	725	865
	Garland TX Electric Utility System Revenue	5.000%	3/1/26	750	918
	Garland TX GO	5.000%	2/15/24	755	875
	Garland TX GO	5.000%	2/15/25	800	958
	Garland TX GO	5.000%	2/15/26	690	849
	Garland TX Independent School District GO	5.000%	2/15/25	3,815	3,974
	Georgetown TX Independent School District GO
	PUT	2.000%	8/1/20	12,000	12,059
	Georgetown TX Independent School District GO
	PUT	2.750%	8/1/22	7,750	8,059
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/24	1,630	1,894
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/25	1,415	1,696
1	Goose Creek TX Consolidated Independent
	School District GO PUT	1.950%	8/14/20	6,750	6,783
	Goose Creek TX Consolidated Independent
	School District GO PUT	1.300%	8/16/21	6,900	6,930
	Granbury TX Independent School District GO	5.000%	8/1/24	1,205	1,372
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	180,265	200,597
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/21	1,500	1,564
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/22	1,025	1,110
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/23	675	757
	Grapevine-Colleyville TX Independent School
	District GO	5.000%	8/15/25	1,450	1,540
	Grapevine-Colleyville TX Independent School
	District GO	5.000%	8/15/26	1,500	1,828

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20 (Prere.)	1,775	1,784
	Grapevine-Colleyville TX Independent School
	District GO PUT	2.000%	8/1/20	1,975	1,985
3	Hallsville TX Independent School District GO	5.000%	2/15/24	1,895	2,200
3	Hallsville TX Independent School District GO	5.000%	2/15/25	2,515	3,017
3	Hallsville TX Independent School District GO	5.000%	2/15/26	1,490	1,842
3	Hallsville TX Independent School District GO	5.000%	2/15/27	2,000	2,534
	Harlandale TX Independent School District GO	4.000%	8/15/27	1,410	1,687
1	Harlandale TX Independent School District GO
	PUT	3.000%	8/15/21	4,500	4,547
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/22	1,000	1,110
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/23	1,500	1,721
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/24	5,000	5,920
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/25	5,000	6,094
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	5.000%	12/1/26	8,000	9,984
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT	5.000%	12/1/22	2,750	3,044
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT	5.000%	12/1/24	8,150	9,571
	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT	5.000%	12/1/26	9,210	11,480
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT, SIFMA
	Municipal Swap Index Yield + 0.375%	1.315%	4/1/21	17,500	17,501
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) PUT, SIFMA
	Municipal Swap Index Yield + 0.420%	1.360%	12/1/22	6,500	6,500
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System), SIFMA
	Municipal Swap Index Yield + 0.750%	1.690%	6/1/20	2,000	2,003
3	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue	5.000%	6/1/22	500	542
3	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue	5.000%	6/1/23	700	783
3	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue	5.000%	6/1/24	1,250	1,441

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,577
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	2,950	3,153
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,820	2,013
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	1,580	1,684
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,264
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	1,000	1,106
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,560	2,831
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	1,250	1,430
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	2,000	2,363
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT	5.000%	10/1/24	10,000	11,778
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) PUT, 68% of 1M USD LIBOR +
0.850%	1.969%	6/1/20	32,500	32,511
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/21	760	814
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/22	600	665
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/23	760	870
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/24	1,025	1,211
Harris County TX Flood Control District Revenue	5.000%	10/1/24	3,295	3,912
Harris County TX Flood Control District Revenue	5.000%	10/1/25	1,190	1,412
Harris County TX Flood Control District Revenue	5.000%	10/1/25	2,555	3,130
Harris County TX GO	5.000%	10/1/22	10,025	11,116
Harris County TX GO	5.000%	10/1/22	1,100	1,220
Harris County TX GO	5.000%	10/1/23	4,465	5,127
Harris County TX GO	5.000%	10/1/23	8,575	9,506
Harris County TX GO	5.000%	10/1/23	3,950	4,379

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Harris County TX GO	5.000%	10/1/24	6,580	7,812
	Harris County TX GO	5.000%	10/1/24	3,315	3,936
	Harris County TX GO	5.000%	10/1/24	9,000	9,974
	Harris County TX GO	5.000%	10/1/25	1,800	2,205
	Harris County TX GO	5.000%	10/1/25	1,140	1,396
	Harris County TX GO	5.000%	10/1/26	1,360	1,671
	Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,330
	Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,228
	Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,587
	Harris County TX Metropolitan Transit Authority
	Revenue	5.000%	11/1/25	1,560	1,912
	Harris County TX Metropolitan Transit Authority
	Sales & Use Tax Revenue	5.000%	11/1/24	1,815	2,156
	Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	591
	Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,400
	Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	8,674
	Harris County TX Sports Authority Revenue	5.000%	11/15/26 (4)	11,155	13,101
	Hays County TX GO	5.000%	2/15/20	200	200
	Hays County TX GO	5.000%	2/15/21	850	886
	Hays County TX GO	5.000%	2/15/21	285	297
	Hays County TX GO	5.000%	2/15/23	1,120	1,254
	Hays County TX GO	5.000%	2/15/23	840	940
	Hays County TX GO	5.000%	2/15/24	1,035	1,198
	Hays County TX GO	5.000%	2/15/24	840	972
	Hays County TX GO	5.000%	2/15/25	1,265	1,510
	Hays County TX GO	5.000%	2/15/25	850	1,015
	Hays County TX GO	5.000%	2/15/26	1,600	1,966
	Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/22	400	431
	Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/23	350	387
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/24	430	507
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/25	525	637
	Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/26	900	1,117
	Houston TX Airport System Revenue	5.000%	7/1/24	2,225	2,616
	Houston TX Airport System Revenue	5.000%	7/1/25	1,650	2,000
	Houston TX Airport System Revenue	5.000%	7/1/25	3,510	4,255
3	Houston TX Community College System GO	5.000%	2/15/25	1,655	1,974
3	Houston TX Community College System GO	5.000%	2/15/26	785	964
3	Houston TX Community College System GO	5.000%	2/15/27	2,870	3,598
	Houston TX Community College System
	Revenue	5.000%	4/15/20	1,000	1,008
	Houston TX Community College System
	Revenue	5.000%	4/15/23	2,000	2,256
	Houston TX Community College System
	Revenue	5.000%	4/15/24	2,880	3,357
	Houston TX GO	5.000%	3/1/20	2,500	2,508
	Houston TX GO	5.000%	3/1/21	2,500	2,610
	Houston TX GO	5.000%	3/1/22	20,000	21,691
	Houston TX GO	5.000%	3/1/22	3,000	3,254
	Houston TX GO	5.000%	3/1/22 (Prere.)	1,000	1,085
	Houston TX GO	5.000%	3/1/23	12,605	14,159
	Houston TX GO	5.000%	3/1/23	1,750	1,966
	Houston TX GO	5.000%	3/1/24	2,315	2,687
	Houston TX GO	5.000%	3/1/24	10,000	11,608
	Houston TX GO	5.000%	3/1/25	5,000	5,988

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Houston TX GO	5.000%	3/1/26	3,500	4,309
	Houston TX GO	5.000%	3/1/26	1,500	1,847
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/21	1,500	1,593
	Houston TX Independent School District GO	5.000%	2/15/23	25,615	28,753
	Houston TX Independent School District GO	5.000%	2/15/24	20,320	23,605
	Houston TX Independent School District GO	5.000%	2/15/25	8,525	10,237
	Houston TX Independent School District GO
	PUT	1.450%	6/1/20	1,000	1,001
	Houston TX Independent School District GO
	PUT	2.200%	6/1/20	6,000	6,023
	Houston TX Independent School District GO
	PUT	2.400%	6/1/21	3,000	3,055
	Houston TX Independent School District GO
	PUT	2.400%	6/1/21	3,400	3,462
	Houston TX Independent School District GO
	PUT	2.250%	6/1/22	3,925	4,044
	Houston TX Independent School District GO
	PUT	2.250%	6/1/22	12,500	12,870
	Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,069
	Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,612
	Houston TX Utility System Revenue	5.000%	5/15/21	5,075	5,341
	Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,363
	Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,567
	Houston TX Utility System Revenue	5.000%	11/15/22	7,315	8,140
	Houston TX Utility System Revenue	5.000%	11/15/23	7,430	8,558
	Houston TX Utility System Revenue	5.000%	11/15/23	235	271
	Houston TX Utility System Revenue	5.000%	11/15/24	310	369
	Houston TX Utility System Revenue	5.000%	11/15/24	2,060	2,451
	Houston TX Utility System Revenue	5.000%	11/15/25	1,425	1,748
	Houston TX Utility System Revenue	5.000%	5/15/27	6,550	7,635
1	Houston TX Utility System Revenue PUT, 70%
	of 1M USD LIBOR + 0.360%	1.515%	8/1/21	30,900	30,929
1	Houston TX Utility System Revenue PUT,
	SIFMA Municipal Swap Index Yield + 0.900%	1.840%	5/1/20	36,000	36,010
	Humble TX Independent School District GO	5.000%	2/15/23	2,265	2,542
	Humble TX Independent School District GO	5.500%	2/15/25	1,610	1,969
	Humble TX Independent School District GO	4.000%	2/15/26	4,000	4,577
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/23	1,430	1,630
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,100	1,299
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,645	1,937
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/24	1,520	1,795
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/25	1,375	1,674
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/25	1,250	1,522
	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/25	4,250	5,161

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Hurst-Euless-Bedford TX Independent School
	District GO	5.000%	8/15/26	1,250	1,564
	Irving TX GO	5.000%	9/15/25	3,090	3,773
	Irving TX GO	5.000%	9/15/26	3,150	3,951
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/20	250	256
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/21	250	265
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/22	250	274
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/23	350	396
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/24	515	599
	Irving TX Hospital Authority Revenue (Baylor
	Medical Center at Irving)	5.000%	10/15/25	500	597
	Irving TX Independent School District GO	5.000%	2/15/22	3,815	4,132
	Irving TX Independent School District GO	5.000%	2/15/23	2,075	2,329
	Irving TX Independent School District GO	5.000%	2/15/25	1,750	2,098
	Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,278
	Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,694
	Katy TX Independent School District GO	4.000%	2/15/24	410	448
	Katy TX Independent School District GO	4.000%	2/15/25	1,000	1,093
1	Katy TX Independent School District GO PUT,
	67% of 1M USD LIBOR + 0.280%	1.403%	8/16/21	9,750	9,749
	Keller TX Independent School District GO	5.000%	8/15/22	3,030	3,344
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/21	800	845
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/22	1,000	1,092
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/23	255	287
	Kerrville TX Health Facilities Development Corp.
	Hospital Revenue (Peterson Regional Medical
	Center Project)	5.000%	8/15/24	340	394
	Klein TX Independent School District GO	5.000%	8/1/21	8,560	9,087
	Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,508
	Klein TX Independent School District GO	5.000%	8/1/26	1,215	1,384
	Lake Travis TX Independent School District GO	5.000%	2/15/24	400	465
	Lake Travis TX Independent School District GO	5.000%	2/15/25	1,535	1,845
	Lake Travis TX Independent School District
	Revenue GO PUT	2.625%	2/15/22 (Prere.)	505	522
	Lake Travis TX Independent School District
	Revenue GO PUT	2.625%	2/15/22	5,095	5,239
	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/21	2,340	2,440
	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/22	2,530	2,740
	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/25	2,070	2,479

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Lamar TX Consolidated Independent School
	District GO	5.000%	2/15/25	3,175	3,435
1	Lamar TX Consolidated Independent School
	District GO PUT	1.950%	8/17/20	17,425	17,512
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/22	270	292
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/24	245	282
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/25	115	136
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/26	210	255
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/27	220	273
	Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,661
	Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,310
	Leander TX Independent School District GO	0.000%	8/16/22	9,615	9,358
	Leander TX Independent School District GO	5.000%	8/15/23	500	570
	Leander TX Independent School District GO	0.000%	8/16/23	8,500	8,175
	Leander TX Independent School District GO	5.000%	8/15/24	850	1,001
	Leander TX Independent School District GO	5.000%	8/15/25	2,860	3,473
	Leander TX Independent School District GO	5.000%	8/15/27	5,320	6,656
	Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,870
	Lewisville TX Independent School District GO	5.000%	8/15/24	1,000	1,183
	Lewisville TX Independent School District GO	5.000%	8/15/25	1,000	1,181
	Lewisville TX Independent School District GO	5.000%	8/15/26	1,605	2,005
	Lewisville TX Independent School District GO	5.000%	8/15/26	3,245	3,830
	Lone Star College System Texas GO	5.000%	2/15/22	6,020	6,520
	Longview TX Independent School District GO	5.000%	2/15/24	630	731
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,100	1,201
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,380	1,396
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,485	1,678
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	6,025	6,566
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/25	5,105	5,553
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,045	3,422
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/20	1,000	1,011
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/21	1,265	1,330
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/22	7,645	8,035
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/22	6,155	6,718
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/22	2,125	2,319
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/23	2,355	2,661
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/23	1,000	1,130
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/24	4,255	4,967

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/24	3,095	3,613
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/24	1,040	1,214
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/24	1,020	1,191
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/25	6,565	7,904
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/25	4,200	4,904
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/25	1,020	1,229
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/25	1,135	1,367
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/26	4,020	4,972
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/26	5,020	5,844
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/26	1,545	1,913
	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.)	5.000%	5/15/27	1,070	1,352
4	Lower Colorado River Authority Texas
	Transmission Contract Revenue (LCRA
	Transmission Services Corp.) TOB VRDO	1.060%	2/7/20	7,970	7,970
	Lubbock TX GO	5.000%	2/15/21	1,755	1,830
	Lubbock TX GO	5.000%	2/15/21	900	938
	Lubbock TX GO	5.000%	2/15/22	645	698
	Lubbock TX GO	5.000%	2/15/22	1,610	1,744
	Lubbock TX GO	5.000%	2/15/23	720	808
	Lubbock TX GO	5.000%	2/15/23	1,780	1,997
	Magnolia TX Independent School District GO	5.000%	8/15/23	510	582
	Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,844
	Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,631
	Mansfield TX Independent School District GO	5.000%	2/15/25	1,665	1,932
	Mansfield TX Independent School District GO	5.000%	2/15/26	2,265	2,788
	Mansfield TX Independent School District GO
	PUT	2.500%	8/1/21	4,625	4,727
	Marble Falls TX Independent School District GO	5.000%	8/15/25	2,105	2,564
	Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,448
	McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,634
	McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,283
	McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,832

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,132
Memorial City TX Redevelopment Authority REF	5.000%	9/1/20 (4)	750	767
Memorial City TX Redevelopment Authority REF	5.000%	9/1/21 (4)	590	626
Memorial City TX Redevelopment Authority REF	5.000%	9/1/23 (4)	550	623
Memorial City TX Redevelopment Authority REF	5.000%	9/1/25 (4)	445	533
Memorial City TX Redevelopment Authority REF	5.000%	9/1/26 (4)	550	673
Memorial City TX Redevelopment Authority REF	5.000%	9/1/27 (4)	1,050	1,307
Midlothian TX Independent School District GO	5.000%	2/15/24	385	446
Midlothian TX Independent School District GO	5.000%	2/15/26	550	676
Midlothian TX Independent School District GO	5.000%	2/15/27	700	880
Midlothian TX Independent School District GO
PUT	2.500%	8/1/20	5,500	5,540
Midlothian TX Independent School District
Revenue GO PUT	2.000%	8/1/24	3,265	3,387
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/23	250	279
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/24	500	574
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/25	750	883
Montgomery TX Independent School District GO	5.000%	2/15/25	1,950	2,333
Nederland TX Independent School District GO	5.000%	8/15/25	1,875	2,269
Nederland TX Independent School District GO	5.000%	8/15/26	1,970	2,445
New Caney TX Independent School District GO
PUT	3.000%	8/15/21	8,275	8,524
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,230
New Hope TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	3,065
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/20	410	417
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/22	775	841
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	775	863
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	713
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	181
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	318
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	224

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	New Hope TX Cultural Education Facilities
	Finance Corp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/23	2,665	2,460
	New Hope TX Cultural Education Facilities
	Finance Corp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/24	2,000	1,846
	Newark TX Cultural Education Facilities Finance
	Corp. Revenue	5.000%	11/15/22	1,000	1,106
	Newark TX Cultural Education Facilities Finance
	Corp. Revenue	5.000%	11/15/23	1,000	1,143
	North East TX Independent School District GO	5.000%	2/1/22	6,985	7,555
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,571
	North East TX Independent School District GO	5.250%	2/1/24	1,100	1,286
	North East TX Independent School District GO	5.000%	8/1/25	400	486
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,444
	North East TX Independent School District GO	5.000%	8/1/26	400	499
	North East TX Independent School District GO
	PUT	1.420%	8/1/21	6,870	6,884
	North East TX Independent School District GO
	PUT	2.375%	8/1/22	5,500	5,666
	North East TX Independent School District GO
	PUT	2.200%	8/1/24	15,000	15,683
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/23	900	986
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/23	755	830
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/24	1,090	1,232
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/24	1,285	1,446
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/25	1,200	1,394
	North Texas Municipal Water District Upper East
	Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	891
	North Texas Municipal Water District Upper East
	Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,757
	North Texas Municipal Water District Water
	System Revenue	5.000%	9/1/24	250	295
	North Texas Municipal Water District Water
	System Revenue	5.000%	9/1/25	1,000	1,084
	North Texas Municipal Water District Water
	System Revenue	5.000%	9/1/25	500	608
	North Texas Municipal Water District Water
	System Revenue	5.000%	9/1/26	500	625
4	North Texas Municipal Water District Water
	System Revenue TOB VRDO	1.200%	2/3/20	7,500	7,500
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,037
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,070	4,221
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,725	3,863
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,445	11,869
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,675	1,803
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,535	2,730
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,730	7,248
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,080	11,933

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,110	3,474
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,815	3,143
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	5,465	6,101
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,116
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,785	7,579
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	5,056
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,630	4,041
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,617
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,479
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,150	1,327
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,507
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	6,760	7,528
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,070	2,469
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	5,710	6,790
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,135	1,353
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,045	11,606
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,287
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,050	1,290
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	19,005	23,268
	Northside TX Independent School District GO	5.000%	8/15/23	1,190	1,359
	Northside TX Independent School District GO	5.000%	8/15/24	770	909
	Northside TX Independent School District GO	5.000%	8/15/24	2,025	2,390
	Northside TX Independent School District GO	5.000%	8/15/24	750	885
	Northside TX Independent School District GO	5.000%	2/15/25	3,520	4,084
	Northside TX Independent School District GO	5.000%	8/15/25	1,155	1,403
	Northside TX Independent School District GO	5.000%	8/15/25	1,280	1,554
	Northside TX Independent School District GO	5.000%	8/15/25	1,000	1,214
	Northside TX Independent School District GO	4.000%	8/15/26	3,000	3,545
	Northside TX Independent School District GO	5.000%	8/15/26	970	1,207
1	Northside TX Independent School District GO
	PUT	1.450%	6/1/20	15,200	15,222
1	Northside TX Independent School District GO
	PUT	2.125%	8/1/20	7,120	7,159
	Northside TX Independent School District GO
	PUT	2.000%	6/1/21	1,900	1,925
	Northside TX Independent School District GO
	PUT	1.750%	6/1/22	12,375	12,398
	Northside TX Independent School District GO
	PUT	2.750%	8/1/23	15,840	16,708
	Northside TX Independent School District GO
	PUT	1.600%	8/1/24	16,750	17,008
	Odessa TX Junior College District GO	5.000%	8/15/23	500	567
	Olmos Park TX Higher Education Facilities
	Corp. Revenue (University of the Incarnate
	Word Project)	5.000%	12/1/21	1,000	1,072
1	Pasadena TX Independent School District GO
	PUT	1.500%	8/15/24	15,000	15,246
	Pearland TX GO	4.000%	3/1/20	330	331
	Pearland TX GO	5.000%	3/1/21	815	851
	Pearland TX GO	5.000%	3/1/22	720	779
	Pearland TX GO	5.000%	3/1/23	470	527
	Pearland TX GO	5.000%	3/1/24	830	961
	Pearland TX GO	5.000%	3/1/25	685	817
	Pearland TX GO	5.000%	3/1/26	590	723

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Pearland TX Independent School District GO	5.000%	2/15/24	835	970
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/20	365	373
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/21	240	255
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/22	160	177
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/23	370	422
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/24	690	811
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/25	1,010	1,223
	Pearland TX Waterworks & Sewer System
	Revenue	5.000%	9/1/26	1,015	1,259
	Pflugerville TX Independent School District GO	5.000%	2/15/24	1,015	1,177
	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,750	2,096
	Pflugerville TX Independent School District GO	5.000%	2/15/26	1,520	1,874
	Pflugerville TX Independent School District GO
	PUT	2.250%	8/15/22	1,725	1,776
	Pflugerville TX Independent School District GO
	PUT	2.500%	8/15/23	4,000	4,190
3	Plainview TX Independent School District GO	5.000%	2/15/24	1,155	1,338
3	Plainview TX Independent School District GO	5.000%	2/15/25	995	1,189
3	Plainview TX Independent School District GO	5.000%	2/15/26	545	669
3	Plainview TX Independent School District GO	5.000%	2/15/27	655	824
	Plano TX Independent School District GO	5.000%	2/15/25	5,050	6,045
	Plano TX Independent School District GO	4.000%	2/15/26	1,860	1,977
	Port Arthur TX Independent School District GO	5.000%	2/15/26	2,230	2,662
	Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,193
	Port Authority of Houston TX GO	5.000%	10/1/21	8,945	9,546
	Port Authority of Houston TX GO	5.000%	10/1/22	2,725	3,017
	Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,241
	Prosper TX Independent School District GO	5.000%	2/15/23	400	449
	Prosper TX Independent School District GO	5.000%	2/15/26	1,065	1,310
	Richardson TX Independent School District GO	5.000%	2/15/21	3,125	3,258
	Richardson TX Independent School District GO	5.000%	2/15/23	3,025	3,396
	Richardson TX Independent School District GO	4.000%	2/15/25	2,405	2,555
	Richardson TX Independent School District GO	4.000%	2/15/26	3,735	3,967
	Rockwall TX GO	5.000%	8/1/21	800	848
	Rockwall TX GO	5.000%	8/1/22	2,780	3,055
	Rockwall TX GO	5.000%	8/1/23	1,660	1,887
	Rockwall TX Independent School District GO	5.000%	2/15/25	1,500	1,798
	Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,286
	Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,102
	Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,283
	Round Rock TX Independent School District GO	5.000%	8/1/23	7,585	8,659
	Round Rock TX Independent School District GO	5.000%	8/1/23	3,700	4,218
	Round Rock TX Independent School District GO	5.000%	8/1/24	4,045	4,768
	Round Rock TX Independent School District GO	5.000%	8/1/25	1,000	1,219
	Round Rock TX Independent School District GO	5.000%	8/1/25	2,845	3,461
	Round Rock TX Independent School District GO	5.000%	8/1/25	7,000	8,532
	Round Rock TX Independent School District GO	5.000%	8/1/25	1,550	1,886
	Round Rock TX Independent School District GO	5.000%	8/1/26	5,000	6,266

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Round Rock TX Independent School District GO	5.000%	8/1/26	3,135	3,915
	Round Rock TX Independent School District GO	5.000%	8/1/27	5,000	6,414
	Round Rock TX Independent School District GO	5.000%	8/1/27	3,375	4,310
1	Round Rock TX Independent School District GO
	PUT	1.500%	8/1/21	3,940	3,949
	SA Energy Acquisition Public Facility Corp.
	Texas Gas Supply Revenue	5.500%	8/1/21	5,120	5,450
	SA Energy Acquisition Public Facility Corp.
	Texas Gas Supply Revenue	5.500%	8/1/22	335	370
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/21 (ETM)	5,450	5,671
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/22 (ETM)	4,000	4,324
	San Antonio TX Electric & Gas Systems
	Revenue	4.000%	2/1/26	7,000	8,244
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/26	2,160	2,669
	San Antonio TX Electric & Gas Systems
	Revenue	4.000%	2/1/27	5,760	6,907
1	San Antonio TX Electric & Gas Systems
	Revenue PUT	1.750%	2/1/20	16,635	17,104
	San Antonio TX Electric & Gas Systems
	Revenue PUT	3.000%	12/1/20	20,000	20,323
	San Antonio TX Electric & Gas Systems
	Revenue PUT	2.000%	12/1/21	13,625	13,780
	San Antonio TX Electric & Gas Systems
	Revenue PUT	2.750%	12/1/22	12,500	13,060
	San Antonio TX Electric & Gas Systems
	Revenue PUT	1.750%	12/1/24	13,865	14,256
	San Antonio TX Electric & Gas Systems
	Revenue PUT	1.750%	12/1/25	9,085	9,381
	San Antonio TX GO	5.000%	2/1/21	3,575	3,723
	San Antonio TX GO	5.000%	2/1/22	3,000	3,242
	San Antonio TX GO	5.000%	2/1/25	4,495	5,226
	San Antonio TX GO	4.000%	2/1/27	1,250	1,343
	San Antonio TX GO	4.000%	2/1/28	9,000	9,636
	San Antonio TX Independent School District
	GO	5.000%	2/15/26	9,505	11,388
	San Antonio TX Water Revenue	5.000%	5/15/20	1,600	1,619
	San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,054
	San Antonio TX Water Revenue	5.000%	5/15/24	600	704
	San Antonio TX Water Revenue	5.000%	5/15/25	650	787
	San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,598
	San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,536
	San Antonio TX Water Revenue PUT	2.625%	5/1/24	7,815	8,299
	San Jacinto TX Community College District GO	5.000%	2/15/24	500	579
	San Jacinto TX Community College District GO	5.000%	2/15/25	1,000	1,193
	San Jacinto TX Community College District GO	5.000%	2/15/26	1,025	1,259
	Schertz-Cibolo-Universal City TX Independent
	School District GO	5.000%	2/1/23	3,830	4,291
	Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,604
	Sherman TX Independent School District GO
	PUT	3.000%	8/1/20	1,530	1,545
	Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,431

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,760
	Socorro TX Independent School District GO	5.000%	2/15/25	1,000	1,194
	Socorro TX Independent School District GO	5.000%	8/15/25	600	728
	Southside Independent School District Texas
	GO	5.000%	8/15/23	300	341
	Southside Independent School District Texas
	GO	5.000%	8/15/24	250	294
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/20	3,000	3,081
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/22	3,950	4,376
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/23	700	801
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/24	500	591
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/25	5,000	6,086
	Southwest TX Higher Education Authority Inc.
	Revenue (Southern Methodist University
	Project)	5.000%	10/1/26	1,000	1,250
	Southwest TX Independent School District GO	4.000%	2/1/25	570	654
	Southwest TX Independent School District GO	4.000%	2/1/26	500	588
	Southwest TX Independent School District GO	5.000%	2/1/27	650	820
	Spring Branch TX Independent School District
	GO	5.000%	2/1/22	5,000	5,408
	Spring Branch TX Independent School District
	GO	5.000%	2/1/24	1,205	1,398
	Spring Branch TX Independent School District
	GO	5.000%	2/1/25	1,290	1,547
	Spring Branch TX Independent School District
	GO	5.000%	2/1/26	1,745	2,158
	Spring Branch TX Independent School District
	GO	5.000%	2/1/27	1,815	2,301
	Spring Branch TX Independent School District
	GO PUT	1.550%	6/15/21	5,500	5,529
	Spring TX Independent School District GO	5.000%	8/15/26	1,300	1,575
	Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,365	1,561
	Stephen F Austin TX State University Revenue	5.000%	10/15/25	1,285	1,564
	Sugar Land TX GO	3.000%	2/15/21	400	409
	Sugar Land TX GO	5.000%	2/15/22	250	271
	Sugar Land TX GO	5.000%	2/15/23	370	414
	Sugar Land TX GO	5.000%	2/15/24	500	579
	Sugar Land TX GO	5.000%	2/15/25	500	598
4	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott
	& White Healthcare Project) TOB VRDO	1.190%	2/6/20 LOC	12,845	12,845
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Hendrick
	Medical Center)	5.000%	9/1/21	1,200	1,276

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,865	1,915
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,561
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/25	3,000	3,412
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,552
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20	500	508
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,165
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	954
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	844
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24	1,950	2,264
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25	1,370	1,638
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26	3,500	4,280
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	1.000%	2/7/20 LOC	8,500	8,500
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,050	1,097
Texas A&M University Revenue	5.000%	5/15/24	4,730	5,545
Texas Affordable Housing Corp. Single Family
Mortgage Revenue (Heroes Home Loan
Program)	4.250%	3/1/49	4,990	5,571
Texas City TX Independent School District GO	5.000%	8/15/22	275	303
Texas City TX Independent School District GO	5.000%	8/15/23	590	674
Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,947
Texas GO	4.000%	8/27/20	522,000	531,004
Texas GO	5.000%	10/1/20	10,270	10,550
Texas GO	5.000%	4/1/21	3,505	3,673
Texas GO	5.000%	10/1/21	19,025	20,325
Texas GO	5.000%	10/1/21	5,950	6,357
Texas GO	5.000%	4/1/23	11,995	13,058
Texas GO	5.000%	4/1/24	590	689
Texas GO	5.000%	8/1/25	950	1,008
Texas GO	5.000%	8/1/25	2,875	3,400
Texas GO	5.000%	8/1/25	2,510	3,061
Texas GO	5.000%	8/1/25	2,000	2,439
Texas GO	5.000%	10/1/26	10,115	11,790
Texas GO	5.000%	10/1/26	3,775	4,474
Texas GO VRDO	1.000%	2/7/20	79,205	79,205
Texas GO VRDO	1.000%	2/7/20	35,750	35,750

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/20	6,000	6,195
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/20	11,450	11,851
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/21	2,125	2,273
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/22	2,820	3,120
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/23	3,515	4,031
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/24	805	950
	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.250%	12/15/25	2,150	2,609
	Texas Municipal Power Agency Revenue	5.000%	9/1/22	500	512
	Texas Municipal Power Agency Revenue	5.000%	9/1/23	810	829
	Texas Municipal Power Agency Revenue	5.000%	9/1/24	420	430
	Texas Municipal Power Agency Revenue	5.000%	9/1/25	450	460
	Texas Private Activity Surface Transportation
	Corp. Revenue	7.500%	6/30/33	150	154
	Texas Private Activity Surface Transportation
	Corp. Revenue	7.000%	6/30/40	16,960	17,343
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	724
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	969
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	695
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,563
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,510	3,089
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/20	1,000	1,033
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/21	1,250	1,342
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/22	725	804
	Texas Public Finance Authority Revenue
	(Midwestern State University)	5.000%	12/1/23	1,720	1,971
	Texas State University System Financing
	System Revenue	5.000%	3/15/21	2,275	2,378
	Texas State University System Financing
	System Revenue	5.000%	3/15/22	2,000	2,171
	Texas State University System Financing
	System Revenue	5.000%	3/15/23	2,310	2,600
	Texas State University System Financing
	System Revenue	5.000%	3/15/24	2,025	2,359
	Texas State University System Financing
	System Revenue	5.000%	3/15/26	5,835	6,990
	Texas Tech University System Financing
	System Revenue	5.000%	8/15/20	5,000	5,109
	Texas Transportation Commission GO	5.000%	10/1/21	15,045	16,073
	Texas Transportation Commission GO	5.000%	10/1/22	17,095	18,960
	Texas Transportation Commission GO	5.000%	10/1/24	9,655	11,468
	Texas Transportation Commission GO	5.000%	4/1/25	4,065	4,906
1	Texas Transportation Commission GO PUT,
	SIFMA Municipal Swap Index Yield + 0.300%	1.240%	10/1/21	84,275	84,283
	Texas Transportation Commission Revenue	5.000%	10/1/21	37,040	39,553

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Texas Transportation Commission Revenue	5.000%	10/1/23	4,495	5,156
	Texas Transportation Commission Revenue	5.000%	10/1/24	5,140	6,095
	Texas Transportation Commission Revenue	5.000%	4/1/25	2,200	2,572
	Texas Transportation Commission Revenue	5.000%	10/1/25	2,320	2,838
	Texas Transportation Commission Turnpike
	System Revenue PUT	5.000%	4/1/20	19,525	19,645
	Texas Turnpike Authority Central Texas
	Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,871
	Texas Turnpike Authority Central Texas
	Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	8,095
	Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,242
	Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,516
	Texas Water Development Board Revenue	5.000%	10/15/22	3,515	3,901
	Texas Water Development Board Revenue	5.000%	8/1/23	3,900	4,451
	Texas Water Development Board Revenue	5.000%	4/15/24	2,530	2,955
	Texas Water Development Board Revenue	5.000%	4/15/24	3,230	3,773
	Texas Water Development Board Revenue	5.000%	8/1/24	4,110	4,849
	Texas Water Development Board Revenue	5.000%	10/15/24	2,855	3,391
	Texas Water Development Board Revenue	5.000%	10/15/24	2,050	2,435
	Texas Water Development Board Revenue	5.000%	4/15/25	3,145	3,795
	Texas Water Development Board Revenue	5.000%	4/15/25	4,510	5,442
	Texas Water Development Board Revenue	5.000%	8/1/25	6,050	7,367
	Texas Water Development Board Revenue	5.000%	10/15/25	2,800	3,431
	Texas Water Financial Assistance GO	5.000%	8/1/21	1,000	1,062
	Texas Water Financial Assistance GO	5.000%	8/1/21	2,000	2,123
	Texas Water Financial Assistance GO	5.000%	8/1/21 (Prere.)	55	58
	Texas Water Financial Assistance GO	5.000%	8/1/22	965	1,064
	Texas Water Financial Assistance GO	5.000%	8/1/22	3,035	3,346
	Texas Water Financial Assistance GO	5.000%	8/1/23	1,970	2,250
	Texas Water Financial Assistance GO	5.000%	8/1/24	945	1,003
	Texas Water Financial Assistance GO VRDO	1.850%	8/1/22	2,000	2,007
	Texas Water Financial Assistance GO VRDO	2.250%	8/1/22	9,000	9,052
	Tomball TX Independent School District GO	5.000%	2/15/25	5,000	5,990
1	Tomball TX Independent School District GO
	PUT	1.350%	8/15/22	6,500	6,521
4	Travis County TX Housing Finance Corp.
	Revenue (Limestone Ridge Senior Project)
	TOB VRDO	1.110%	2/7/20	9,495	9,495
	Travis TX GO	2.000%	3/1/21	5,420	5,487
	Travis TX GO	2.000%	3/1/22	5,530	5,657
	Travis TX GO	5.000%	3/1/24	2,750	3,199
	Travis TX GO	5.000%	3/1/25	5,000	6,010
	Travis TX GO	5.000%	3/1/26	5,000	6,176
	Trinity River Authority of Texas Regional
	Wastewater System Revenue	5.000%	8/1/23	1,090	1,243
	Trinity River Authority of Texas Regional
	Wastewater System Revenue	5.000%	8/1/24	1,320	1,557
	Trinity River Authority of Texas Revenue
	(Tarrant County Water Project)	5.000%	2/1/23	2,430	2,714
	University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,590
	University of Houston Texas Revenue	5.000%	2/15/23	6,880	7,716
3	University of Houston Texas Revenue	5.000%	2/15/25	11,385	13,627
3	University of Houston Texas Revenue	5.000%	2/15/27	8,660	10,937
	University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	328

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

University of North Texas Revenue	5.000%	4/15/20	2,180	2,198
University of North Texas Revenue	5.000%	4/15/21	1,750	1,836
University of North Texas Revenue	5.000%	4/15/22	1,035	1,127
University of North Texas Revenue	5.000%	4/15/23	1,270	1,431
University of North Texas Revenue	5.000%	4/15/24	2,250	2,625
University of North Texas Revenue	5.000%	4/15/25	1,135	1,368
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,418
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,270	1,344
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,885	3,165
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,520	1,668
University of Texas Permanent University Fund
Revenue VRDO	1.050%	2/7/20	10,000	10,000
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,025	1,173
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	5,500	6,719
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	3,780	4,618
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,945	3,598
Waco TX Independent School District GO	5.000%	8/15/26	3,840	4,521
West Travis County TX Public Utility Agency
Revenue	3.000%	8/15/21 (15)	200	206
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/22 (15)	275	302
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/23 (15)	950	1,077
3 Ysleta TX Independent School District GO	5.000%	8/15/26	1,040	1,296
				4,115,084
Utah (0.3%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23	1,275	1,466
Central UT Water Conservancy District Revenue	5.000%	10/1/24	1,000	1,189
Central UT Water Conservancy District Revenue	5.000%	10/1/25	1,065	1,305
Davis UT School District GO	4.000%	6/1/25	4,395	5,036
Granite UT School District Salt Lake County GO	5.000%	6/1/26	3,680	4,600
Murray UT Hospital Revenue (IHC Health
Services) VRDO	1.180%	2/3/20	33,920	33,920
University of Utah Revenue	5.000%	8/1/22	1,150	1,267
University of Utah Revenue	5.000%	8/1/23	625	713
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	5.000%	4/1/21	5,320	5,566
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/20	140	141
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/21	110	115
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/22	100	108
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/23	160	178

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/24	170	195
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/25	135	159
Utah Charter School Finance Authority Revenue
(Summit Academy Inc.)	5.000%	4/15/26	125	151
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/25	1,165	1,225
Utah County UT Hospital Revenue (IHC Health
Services) PUT	5.000%	8/1/24	21,000	24,266
Utah GO	5.000%	7/1/25	9,355	11,226
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	617
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	777
				94,220
Vermont (0.1%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/25	500	609
University of Vermont & State Agricultural
College GO	5.000%	10/1/26	500	625
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.950%	2/7/20 LOC	12,000	12,000
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	360	385
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	721
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23	1,000	1,147
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24	2,445	2,897
				18,384
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,017
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,090
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,143
				5,250
Virginia (1.6%)
Arlington County VA GO	5.000%	6/15/23	7,815	8,895
Arlington County VA GO	5.000%	6/15/24	8,575	10,106
Arlington County VA GO	5.000%	6/15/25	8,225	10,019
Arlington County VA GO	4.000%	8/1/25	7,780	8,631
Arlington County VA GO	5.000%	6/15/26	8,190	10,265
Arlington County VA GO	4.000%	8/1/26	13,670	15,150
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	11/1/23	30,000	34,258
Chesapeake VA Economic Development
Authority Pollution Control Revenue PUT	1.900%	6/1/23	2,125	2,174
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/23	935	1,060
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/24	885	1,037
Chesapeake VA Hospital Authority Revenue
(Chesapeake Regional Medical Center)	5.000%	7/1/25	3,025	3,646

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,568
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	6,606
Fairfax County VA GO	3.000%	10/1/22	9,555	10,099
Fairfax County VA GO	5.000%	10/1/25	10,215	11,764
Fairfax County VA GO	5.000%	10/1/25	1,505	1,795
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) PUT	5.000%	5/15/23	14,500	16,360
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,061
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/22	35,300	38,731
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/22	730	801
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/24	500	582
Henrico County VA Economic Development
Authority Revenue (Westminster-Canterbury
Corp. Obligated Group)	5.000%	10/1/25	1,000	1,189
Henrico County VA Water & Sewer Revenue	5.000%	5/1/21	1,250	1,314
Henrico County VA Water & Sewer Revenue	5.000%	5/1/23	1,380	1,563
Henrico County VA Water & Sewer Revenue	5.000%	5/1/25	1,485	1,801
Henrico County VA Water & Sewer Revenue	5.000%	5/1/26	1,415	1,769
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	448
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	549
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	867
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,080
Loudoun County VA Economic Development
Authority Revenue (Roads & Public Facilities
Project)	5.000%	12/1/25	1,000	1,231
Loudoun County VA GO	5.000%	12/1/22	5,120	5,716
Loudoun County VA GO	5.000%	12/1/23	5,000	5,784
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.800%	4/1/22	3,510	3,551
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.900%	6/1/23	4,000	4,084

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/23	1,250	1,389
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/24	1,055	1,209
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/25	1,455	1,719
Lynchburg VA Economic Development Authority
Hospital Revenue (Centra Health Obligated
Group)	5.000%	1/1/26	1,420	1,725
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,893
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,042
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,265
Norfolk VA Redevelopment & Housing Authority
Revenue (Fort Norfolk Retirement Community
Inc.)	4.000%	1/1/24	1,675	1,770
Peninsula Town Center VA Community
Development Authority Revenue	4.000%	9/1/23	225	235
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	4.000%	1/1/21	930	952
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,485
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group) VRDO	0.950%	2/7/20	36,560	36,560
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/20	290	297
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/22	300	323
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/24	645	725
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/26	910	1,061
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/27	955	1,128
Rockingham County VA Economic Development
Authority Residential Care Facilities Revenue
(Sunnyside Presbyterian Home Project)	4.000%	12/1/28	1,000	1,198
University of Virginia Revenue	5.000%	6/1/20	525	532
University of Virginia Revenue	5.000%	6/1/21	2,660	2,806

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/20	140	143
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/21	250	265
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/23	400	452
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/25	750	894
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	5,900	6,142
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	6,200	6,708
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/23	6,505	7,306
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/24	11,670	13,568
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/24	17,330	20,149
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/26	10,500	13,003
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	278
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,037
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,182
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	970	1,029
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	1,000	1,060
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	19,792
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	1,000	1,093

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22	3,865	4,276
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,705	3,045
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	2,510	2,842
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	1,825	2,091
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	5,010	5,867
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	4,090	4,948
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	7,550	9,406
Virginia Commonwealth Transportation Board
Revenue GAN	5.000%	9/15/20	3,130	3,209
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	3,080	3,760
Virginia Public Building Authority Revenue	5.000%	8/1/24	6,280	7,421
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	20,838
Virginia Public School Authority Revenue	5.000%	8/1/22	1,000	1,102
Virginia Public School Authority Revenue	5.000%	8/1/23	3,000	3,306
Virginia Public School Authority Revenue	4.000%	8/1/25	5,065	5,753
Virginia Public School Authority Revenue	5.000%	8/1/27	1,485	1,809
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	10,625	10,652
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	1,750	1,761
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.900%	6/1/23	4,000	4,090
				490,145
Washington (2.3%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	2/1/26	1,250	1,351
1 Central Puget Sound WA Regional Transit
AuthoritySales & Use Tax Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.300%	1.240%	11/1/21	14,575	14,573
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,171
Clark County WA School District No. 114
(Evergreen) GO	5.000%	12/1/24	2,500	2,979
Clark County WA School District No. 114
(Evergreen) GO	5.000%	12/1/25	5,500	6,756
Clark County WA School District No. 114
(Evergreen) GO	5.000%	12/1/26	6,500	8,184
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/25	500	616
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/26	1,000	1,264
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,220	1,241

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Energy Northwest Washington Electric Revenue
(Project No. 1)	4.000%	7/1/24	4,500	5,102
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	3,200	3,766
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/24	11,185	13,164
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/25	11,655	14,169
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/23	525	586
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/24	255	294
Grant County WA Public Utility District No. 2
Electric System Revenue	5.000%	1/1/25	235	279
King County WA (Bellevue School District) GO	5.000%	12/1/23	2,990	3,450
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,586
King County WA GO	5.000%	1/1/25	1,800	1,976
King County WA GO	5.000%	12/1/25	1,575	1,819
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,155
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,433
King County WA School District No. 411
Issaquah GO	5.000%	12/1/26	1,575	1,752
King County WA School District No. 414 GO	5.000%	12/1/22	180	201
King County WA School District No. 414 GO	5.000%	12/1/23	400	462
King County WA School District No. 414 GO	5.000%	12/1/24	385	460
King County WA School District No. 414 GO	5.000%	12/1/25	520	640
King County WA Sewer Revenue	5.250%	1/1/21 (Prere.)	6,240	6,489
King County WA Sewer Revenue	5.000%	7/1/22	5,330	5,855
King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,741
King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,511
King County WA Sewer Revenue	5.000%	1/1/26	3,990	4,378
King County WA Sewer Revenue PUT	2.450%	12/1/20	35,000	35,130
King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,408
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/20	510	523
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	4.000%	12/1/21	575	607
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/22	355	395
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/23	270	311
Lewis & Thurston Counties WA Centralia School
District No. 401 GO	5.000%	12/1/24	335	399
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,027
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,095	1,170
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	16,685	17,655
Pierce County WA School District No. 402 GO	4.000%	12/1/22	1,000	1,086
Pierce County WA School District No. 402 GO	5.000%	12/1/23	800	922
Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	595
Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,228
Port of Seattle WA Revenue	5.000%	3/1/22	1,470	1,593

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

	Port of Seattle WA Revenue	5.000%	8/1/23	2,315	2,545
	Seattle WA GO	5.000%	6/1/22	15,755	17,261
	Seattle WA GO	5.000%	9/1/25	5,015	5,439
	Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25	5,000	6,056
	Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25	2,875	3,520
1	Seattle WA Municipal Light & Power Revenue
	PUT, SIFMA Municipal Swap Index Yield +
	0.290%	1.230%	11/1/21	24,785	24,793
	Seattle WA Water System Revenue	5.000%	5/1/21	1,180	1,240
	Seattle WA Water System Revenue	5.000%	5/1/23	4,955	5,610
	Skagit County WA Public Hospital District
	Revenue	4.000%	12/1/20	1,705	1,739
	Skagit County WA Public Hospital District
	Revenue	4.000%	12/1/22	1,340	1,430
	Skagit County WA Public Hospital District
	Revenue	4.000%	12/1/23	1,915	2,087
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,544
	Snohomish County WA School District No. 15
	(Edmonds) GO	5.000%	12/1/20	1,000	1,034
	Snohomish County WA School District No. 4
	(Lake Stevens) GO	5.000%	12/1/22	700	779
	Snohomish County WA School District No. 401
	(Stanwood) GO	5.000%	12/15/24	1,000	1,196
	Snohomish County WA School District No. 401
	(Stanwood) GO	5.000%	12/15/25	1,000	1,234
	Spokane County WA GO	5.000%	12/1/24	420	501
	Spokane County WA GO	5.000%	12/1/25	790	972
	Spokane County WA GO	5.000%	12/1/26	1,395	1,762
	Spokane County WA GO	5.000%	12/1/27	1,460	1,886
	Tobacco Settlement Authority Washington
	Revenue	5.000%	6/1/22	750	811
	Tobacco Settlement Authority Washington
	Revenue	5.000%	6/1/23	715	797
	Tobacco Settlement Authority Washington
	Revenue	5.000%	6/1/24	1,550	1,728
	Tobacco Settlement Authority Washington
	Revenue	5.250%	6/1/30	2,685	2,690
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	42,065
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	43,586
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25	1,100	1,279
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	9,015	10,278
	Washington Federal Highway Grant Anticipation
	Revenue (520 Corridor Program)	5.000%	9/1/20	9,625	9,853
	Washington Federal Highway Grant Anticipation
	Revenue (520 Corridor Program)	5.000%	9/1/22	3,690	4,075
	Washington Federal Highway Grant Anticipation
	Revenue (520 Corridor Program)	5.000%	9/1/24	5,805	6,398
	Washington GO	5.000%	7/1/20	9,245	9,403
	Washington GO	5.000%	8/1/20	10,075	10,282
	Washington GO	5.000%	7/1/21	11,000	11,187
3	Washington GO	5.000%	6/1/22	1,500	1,570
3	Washington GO	5.000%	6/1/23	1,500	1,626
	Washington GO	5.000%	8/1/23	5,000	5,708
	Washington GO	5.000%	2/1/24	1,585	1,840

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

3 Washington GO	5.000%	6/1/24	1,625	1,818
Washington GO	5.000%	7/1/24	10,000	10,987
Washington GO	5.000%	7/1/24	4,430	4,865
Washington GO	5.000%	8/1/24	13,740	16,230
Washington GO	5.000%	2/1/25	2,960	3,441
3 Washington GO	5.000%	6/1/25	3,000	3,463
Washington GO	4.000%	7/1/25	1,020	1,096
Washington GO	5.000%	7/1/25	12,500	13,728
Washington GO	5.000%	8/1/25	5,135	6,271
Washington GO	5.000%	8/1/25	360	440
Washington GO	5.000%	8/1/25	9,205	11,242
3 Washington GO	5.000%	6/1/26	3,000	3,554
Washington GO	4.000%	7/1/26	28,260	30,308
Washington GO	5.000%	7/1/26	2,500	2,744
Washington GO	5.000%	8/1/26	12,420	15,592
3 Washington GO	5.000%	6/1/27	2,900	3,507
Washington GO	4.000%	7/1/27	15,000	16,055
Washington GO	4.000%	7/1/29	10,000	10,928
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	887
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,049
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,130
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/25	1,000	1,191
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/25	2,000	2,381
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/26	1,945	2,366
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/26	2,250	2,738
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	5,500	6,306
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	15,000	17,543
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	14,500	17,347
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,016
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,410
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,046
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/23	725	827
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,608
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/25	670	814

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,041
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,020	1,091
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,850	2,043
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,284
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,108
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	826
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	794
Washington Health Care Facilities Authority
Revenue (Virginia Mason Medical Center
Obligated Group)	5.000%	8/15/25	2,235	2,612
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	2.375%	1/1/26	2,250	2,257
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,032
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/22	540	575
Washington Housing Finance Commission
Revenue (Horizon House Project)	5.000%	1/1/24	605	682
Washington Housing Finance Commission
Revenue (SAG Preservation Portfolio
Projects) PUT	2.550%	7/1/21	3,125	3,170
Washington State University General Revenue	5.000%	4/1/21	1,465	1,534
Washington State University General Revenue	5.000%	4/1/22	1,500	1,631
Washington State University General Revenue	5.000%	10/1/22	650	720
Washington State University General Revenue	5.000%	10/1/23	350	401
Washington State University General Revenue	5.000%	10/1/24	585	693
				696,678
West Virginia (0.2%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/23	5,180	5,913
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/24	6,690	7,881
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	3,465	4,199
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,154
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	7,065	7,282
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,490

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

West Virginia GO	5.000%	12/1/22	2,600	2,898
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/23	700	791
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/24	1,010	1,179
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/25	1,150	1,384
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/24	1,900	2,159
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/26	1,370	1,641
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/23	2,235	2,534
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/24	2,350	2,757
West Virginia State School Building Authority
Lottery Revenue	5.000%	7/1/25	2,465	2,982
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	794
				60,038
Wisconsin (1.1%)
DeForest WI Area School District GO	5.000%	4/1/21	555	581
DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,902
Madison WI GO	4.000%	10/1/25	8,040	9,365
Milwaukee WI GO	5.000%	4/1/22	3,715	4,037
Milwaukee WI GO	4.000%	3/15/25	3,000	3,444
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,622
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/20	900	903
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/21	900	938
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/22	1,375	1,487
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/23	1,400	1,568
Sun Prairie WI Area School District GO	5.000%	3/1/25	325	389
Sun Prairie WI Area School District GO	5.000%	3/1/26	330	407
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	664
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,701
Verona WI Area School District GO	5.000%	4/1/25	3,315	3,973
Waukesha WI School District GO	4.000%	4/1/24	780	875

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Waukesha WI School District GO	4.000%	4/1/25	825	948
Wauwatosa School District GO	5.000%	3/1/25	5,550	6,674
West De Pere WI School District GO	5.000%	4/1/26	3,160	3,912
Wisconsin Clean Water Revenue	5.000%	6/1/22 (ETM)	5,500	6,012
Wisconsin GO	5.000%	11/1/20	7,400	7,628
Wisconsin GO	5.000%	5/1/21 (Prere.)	1,000	1,051
Wisconsin GO	5.000%	5/1/22 (Prere.)	135	147
Wisconsin GO	5.000%	5/1/24	2,000	2,266
Wisconsin GO	5.000%	5/1/24	9,310	10,171
Wisconsin GO	5.000%	5/1/24	7,920	8,973
Wisconsin GO	5.000%	5/1/25	18,615	21,077
Wisconsin GO	5.000%	5/1/25	4,920	5,571
Wisconsin GO	5.000%	5/1/25	5,235	6,246
Wisconsin GO	5.000%	5/1/27	4,000	4,746
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	847
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20 (Prere.)	1,330	1,347
1 Wisconsin Health & Educational Facilities
Authority Revenue (Advocate Aurora Health
Obligated Group) PUT, SIFMA Municipal
Swap Index Yield + 0.350%	1.290%	7/28/21	3,500	3,505
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24	1,000	1,163
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26	1,000	1,227
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/21	850	896
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/22	775	840
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/23	500	556
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/24	500	570
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/25	500	583
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/25	14,595	17,848
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/26	635	754
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/26	16,450	20,605

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	34,903
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	13,000	13,768
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/24	100	118
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/25	125	151
Wisconsin Health & Educational Facilities
Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/26	200	247
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/23	525	598
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/24	950	1,119
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.000%	8/15/25	725	880
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,084
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,123
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,218
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	5,446
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,344
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,656
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/21	630	671
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	350	386
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	325	359
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	325	371
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	350	400
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	350	413
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/25	600	727
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/26	1,100	1,363
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/20	1,840	1,842

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/21	1,990	2,067
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/22	2,100	2,259
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/23	2,130	2,368
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,000	1,143
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/20	100	102
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/21	110	115
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/22	110	117
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/23	125	136
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/24	155	171
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/25	240	268
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	2.250%	11/1/26	2,000	2,025
Wisconsin Health & Educational Facilities
Authority Revenue (St. Camillus Health
System Obligated Group)	5.000%	11/1/26	350	396
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	1,470	1,574
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/24	970	1,146
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.950%	5/1/20	2,720	2,723
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.550%	11/1/21	850	852
Wisconsin Housing & Economic Development
Authority Revenue PUT	1.600%	11/1/22	3,250	3,267
Wisconsin Housing & Economic Development
Authority Revenue PUT	5.000%	6/1/23	20,000	21,956
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	4,745
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,071

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,220	2,331
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,352
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,309
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,300	1,460
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,325	3,853
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	1,430	1,708
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	2,935	3,567
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	115	116
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/23	815	908
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/24	2,555	2,916
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/25	4,485	5,227
Wisconsin Public Finance Authority Revenue
(Retirement Housing Foundation National
Obligated Group)	5.000%	11/15/26	3,210	3,809
Wisconsin Transportation Revenue	5.000%	7/1/25	3,390	3,852
Wisconsin Transportation Revenue	5.000%	7/1/26	745	846
				333,961
Wyoming (0.1%)
Sweetwater County WY Pollution Control
Revenue (Idaho Power Co.)	1.700%	7/15/26	34,000	34,412
1 Wyoming Community Development Authority
PUT, SIFMA Municipal Swap Index Yield +
0.320%	1.260%	9/1/21	4,000	4,004
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/22 (15)	350	376
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/23 (15)	200	222
				39,014
Total Tax-Exempt Municipal Bonds (Cost $29,465,893)				30,162,470
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
7 Vanguard Municipal Cash Management Fund
(Cost $420,880)	0.936%		4,208,543	420,939

Total Investments (99.8%) (Cost $29,886,773)				30,583,409
Other Assets and Liabilities-Net (0.2%)				46,502
Net Assets (100%)				30,629,911

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of January 31, 2020

§ Security value determined using significant unobservable inputs.
1 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2 Step bond.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2020.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $1,178,689,000, representing 3.8% of net assets.
5 Securities with a value of $4,277,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Limited-Term Tax-Exempt Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2020	(5,871)	(1,270,246)	(4,343)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Limited-Term Tax-Exempt Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	30,126,940	35,530
Temporary Cash Investments	420,939	—	—
Futures Contracts—Liabilities[1]	(1,376)	—	—
Total	419,563	30,126,940	35,530
1 Represents variation margin on the last day of the reporting period.